As filed with the Securities and Exchange Commission on March 31, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

January 31, 2015
Schedule of Investments Neuberger Berman Absolute Return Multi- Manager Fund (Unaudited)

Number of Shares		Value†

Long Positions (101.5%)

Common Stocks (57.5%)

Aerospace & Defense (0.8%)
64,133	B/E Aerospace, Inc.	$3,740,878	*Ø
115,030	Exelis, Inc.	1,968,163	Ø
32,066	KLX, Inc.	1,260,514	*Ø
14,180	MacDonald Dettwiler & Associates Ltd.	1,041,600	Ø
40,175	United Technologies Corp.	4,611,287	Ø
		12,622,442
Airlines (0.0%)
14,383	AMR Corp.	41,855	*fNØ

Auto Components (2.3%)
59,497	American Axle & Manufacturing Holdings, Inc.	1,448,752	*
2,846	Continental AG	642,191	Ø
35,000	Cooper Tire & Rubber Co.	1,217,650	Ø
44,119	Delphi Automotive PLC	3,032,299
7,222	Lear Corp.	724,728
222,342	TRW Automotive Holdings Corp.	22,939,024	*Ø
51,131	Visteon Corp.	4,957,150	*£
		34,961,794
Banks (1.2%)
169,500	Bank of America Corp.	2,567,925	Ø
1,245,482	China Construction Bank Corp. Class H	996,985
2,137,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,308,075
24,860	CIT Group, Inc.	1,089,365	Ø
17,890	City National Corp.	1,550,884
419,000	Mitsubishi UFJ Financial Group, Inc.	2,226,679	Ø
1,719,700	Mizuho Financial Group, Inc.	2,811,914	Ø
862,117	Piraeus Bank SA	501,611	*Ø
79,700	Sumitomo Mitsui Financial Group, Inc.	2,674,480	Ø
522,000	Sumitomo Mitsui Trust Holdings, Inc.	1,835,627	Ø
26,875	Susquehanna Bancshares, Inc.	338,894	Ø
14,000	The Bank of Kentucky Financial Corp.	622,160	Ø
		18,524,599
Beverages (0.8%)
481,900	Ambev SA	3,166,271	Ø
48,058	Belvedere SA	542,549	*Ø
584,378	Cott Corp.	4,441,273	Ø
45,846	PepsiCo, Inc.	4,299,438	Ø
		12,449,531
Biotechnology (1.5%)
4,918	Actelion Ltd.	$543,245	*
70,000	Ambit Biosciences Corp.	42,000	*fNØ
6,216	Biogen Idec, Inc.	2,419,019	*
35,516	BioMarin Pharmaceutical, Inc.	3,450,734	*
44,402	Cepheid	2,509,157	*
3,500	Chelsea Therapeutics International Ltd.	385	*fNØ
40,000	Durata Therapeutics, Inc.	46,400	*fNØ
35,522	Incyte Corp.	2,831,459	*
21,000	NPS Pharmaceuticals, Inc.	963,060	*Ø
20,000	Prosensa Holding NV	19,800	*fN
130,670	QLT, Inc.	561,881	*£
35,522	Receptos, Inc.	3,913,459	*
24,000	Trius Therapeutics Inc.	3,120	*fNØ
24,657	United Therapeutics Corp.	3,479,842	*£Ø
27,531	Vertex Pharmaceuticals, Inc.	3,032,264	*£
		23,815,825
Building Products (0.1%)
42,300	LIXIL Group Corp.	824,176	Ø
4,000	Sanitec OYJ	45,788	*Ø
		869,964
Capital Markets (1.7%)
215,983	Apollo Global Management LLC Class A	5,371,497	Ø
496,097	Apollo Investment Corp.	3,532,211	Ø
89,539	Azimut Holding SpA	2,087,268	Ø
19,017	Capital Southwest Corp.	827,430	Ø
306	GFI Group, Inc.	1,717
48,800	JAFCO Co., Ltd.	1,598,770	Ø
47,096	Morgan Stanley	1,592,316	Ø
339,300	Nomura Holdings, Inc.	1,803,940	Ø
323,332	RCS Capital Corp. Class A	3,049,021	£
100,176	Solar Capital Ltd.	1,851,252	Ø
74,087	The Blackstone Group LP	2,766,408	Ø
9,204	The Goldman Sachs Group, Inc.	1,586,861	Ø
		26,068,691
Chemicals (3.6%)
44,350	Air Products & Chemicals, Inc.	6,457,803	Ø
27,571	Albemarle Corp.	1,330,576	£
97,000	Asahi Kasei Corp.	957,978	Ø
83,940	Ashland, Inc.	9,948,569	£Ø
10,000	Auriga Industries A/S Class B	473,200	*Ø
195,825	Huntsman Corp.	4,300,317	Ø
31,904	Monsanto Co.	3,764,034	Ø
95,700	Nissan Chemical Industries Ltd.	1,761,954	Ø
29,600	Nitto Denko Corp.	$1,767,075	Ø
20,000	Penford Corp.	376,400	*Ø
32,800	Shin-Etsu Chemical Co. Ltd.	2,171,826	Ø
125,717	Sigma-Aldrich Corp.	17,288,602	Ø
472,000	Ube Industries Ltd.	706,894	Ø
49,258	WR Grace & Co.	4,269,683	*Ø
		55,574,911
Commercial Services & Supplies (0.3%)
300	Courier Corp.	7,041
257,928	PHS Group PLC	–	*
89,050	Steelcase, Inc. Class A	1,503,164	Ø
90,765	Tyco International PLC	3,704,120	Ø
10,000	United Envirotech Ltd.	11,986	Ø
		5,226,311
Communications Equipment (0.7%)
129,087	Juniper Networks, Inc.	2,934,148
44,250	Motorola Solutions, Inc.	2,761,642	Ø
237,976	Riverbed Technology, Inc.	4,897,546	*Ø
		10,593,336
Construction & Engineering (0.2%)
500	Balfour Beatty PLC	1,672	Ø
407,000	Taisei Corp.	2,360,807	Ø
		2,362,479
Consumer Finance (0.1%)
98,755	Ally Financial, Inc.	1,847,706	£

Containers & Packaging (0.2%)
516,742	Nampak Ltd.	1,883,801	Ø
415,683	Pact Group Holdings Ltd.	1,523,192	Ø
		3,406,993
Diversified Consumer Services (0.3%)
1,481	Cengage Learning Holdings II LP	32,582	*f
172,000	Regis Corp.	2,709,000	*Ø
39,464	Service Corp. International	893,070
11,857	Stonemor Partners LP	334,842
		3,969,494
Diversified Financial Services (0.8%)
7,488,000	EME Reorganization Trust	247,104	Ø
1,060,114	Nomad Holdings Ltd.	10,573,332	*Ø
166,300	ORIX Corp.	1,910,923	Ø
		12,731,359
Diversified Telecommunication Services (0.9%)
49,501	FairPoint Communications, Inc.	740,535	*Ø
440,496	Globalstar, Inc.	1,066,000	*Ø
71,878	Intelsat SA	$1,132,079	Ø
130,000	Jazztel PLC	1,841,830	*Ø
845,035	Koninklijke KPN NV	2,608,102	Ø
3,275,130	Telecom Italia SpA	3,092,928	Ø
137,691	Vivendi SA	3,256,035	*Ø
		13,737,509
Electric Utilities (0.8%)
68,000	Cleco Corp.	3,696,480	Ø
46,126	Hawaiian Electric Industries, Inc.	1,582,122	Ø
40,000	Pepco Holdings, Inc.	1,098,000	Ø
116,738	PPL Corp.	4,144,199	Ø
114,900	The Kansai Electric Power Co., Inc.	1,110,955	*Ø
		11,631,756
Electrical Equipment (0.1%)
104,100	Eltek ASA	155,392	Ø
23,200	Nidec Corp.	1,578,712	Ø
		1,734,104
Electronic Equipment, Instruments & Components (0.4%)
44,890	Belden, Inc.	3,723,177	Ø
101,000	Hitachi Ltd.	762,762	Ø
2,200	Keyence Corp.	1,028,361	Ø
76,603	Nichicon Corp.	583,057	Ø
4,000	Viasystems Group, Inc.	64,040	*Ø
		6,161,397
Energy Equipment & Services (0.8%)
39,025	Baker Hughes, Inc.	2,263,060	Ø
115,874	Dresser-Rand Group, Inc.	9,279,190	*Ø
277,802	Paragon Offshore PLC	580,606	Ø
		12,122,856
Food & Staples Retailing (0.7%)
39,810	CVS Health Corp.	3,907,750
224,000	Safeway, Inc.	20,025	*f
12,587	Sysco Corp.	493,033
34,000	The Pantry, Inc.	1,254,600	*Ø
59,175	Walgreens Boots Alliance, Inc.	4,364,156	£Ø
		10,039,564
Food Products (0.3%)
18,000	GrainCorp. Ltd. Class A	124,246	Ø
15,259	Kellogg Co.	1,000,685	Ø
23,500	Nutreco NV	1,196,755	Ø
55,967	Oceana Group Ltd.	515,412	Ø
9,500	The JM Smucker Co.	979,925
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	61,112	*Ø
		3,878,135
Health Care Equipment & Supplies (2.6%)
90,326	Alere, Inc.	$3,675,365	*Ø
46,000	ArthroCare Corp.	16,100	*fNØ
13,872	Baxter International, Inc.	975,340	Ø
299,966	CareFusion Corp.	17,787,984	*Ø
24,805	Edwards Lifesciences Corp.	3,109,307	*£Ø
12,622	ICU Medical, Inc.	1,054,947	*Ø
6,390	Intuitive Surgical, Inc.	3,159,727	*Ø
15,887	Medtronic PLC	1,134,332
130,043	Smith & Nephew PLC ADR	4,655,539	£Ø
17,642	The Cooper Cos., Inc.	2,781,261
120,000	Volcano Corp.	2,156,400	*Ø
11,249	Wright Medical Group, Inc.	274,588	*
		40,780,890
Health Care Providers & Services (2.7%)
218,620	Accretive Health, Inc.	1,278,927	*Ø
828,619	BioScrip, Inc.	4,764,559	*Ø
224,040	Brookdale Senior Living, Inc.	7,561,350	*£Ø
39,054	Centene Corp.	4,263,135	*Ø
2,521	Extendicare, Inc.	13,531
10,984	Fresenius SE & Co. KGaA	628,689
86,760	Gentiva Health Services, Inc.	1,684,879	*Ø
71,034	Health Net, Inc.	3,847,912	*Ø
23,060	Humana, Inc.	3,376,906
189,788	Kindred Healthcare, Inc.	3,503,486	Ø
95,096	Mediclinic International Ltd.	940,311	Ø
60,348	Molina Healthcare, Inc.	3,072,317	*
18,215	MWI Veterinary Supply, Inc.	3,454,839	*Ø
255,500	Odontoprev SA	983,626	Ø
27,532	WellCare Health Plans, Inc.	2,005,706	*£
		41,380,173
Health Care Technology (0.1%)
100,000	Advanced Computer Software Group PLC	208,985	Ø
57,816	MedAssets, Inc.	1,070,174	*
		1,279,159
Hotels, Restaurants & Leisure (2.4%)
131,474	Accor SA	6,536,493	Ø
133,100	Aramark	4,168,692
3,000	Belmond Ltd. Class A	32,970	*Ø
124,800	Bloomin' Brands, Inc.	3,084,432	*Ø
131,639	Bob Evans Farms, Inc.	7,420,490	Ø
136,611	Boyd Gaming Corp.	1,784,140	*Ø
79,200	Cedar Fair LP	4,302,144
176,000	International Game Technology	2,977,920	Ø
11,947	McDonald's Corp.	$1,104,381	Ø
46,308	MGM Resorts International	902,080	*
96,202	Morgans Hotel Group Co.	689,768	*Ø
208,205	Pinnacle Entertainment, Inc.	4,403,536	*Ø
		37,407,046
Household Durables (0.3%)
4,000	Blyth, Inc.	29,640	Ø
13,007	Brookfield Residential Properties, Inc.	313,729	*Ø
38,108	Lennar Corp. Class B	1,376,080
11,800	Rinnai Corp.	789,851	Ø
68,700	Sony Corp.	1,615,898	Ø
		4,125,198
Industrial Conglomerates (0.4%)
3,779,300	Alliance Global Group, Inc.	2,135,957	Ø
24,500	Carlisle Cos., Inc.	2,197,160
425,000	Toshiba Corp.	1,699,399	Ø
		6,032,516
Insurance (1.9%)
26,615	Ambac Financial Group, Inc.	650,737	*Ø
34,750	American International Group, Inc.	1,698,233
2,000	Aspen Insurance Holdings Ltd.	86,640	Ø
248,896	Assured Guaranty Ltd.	6,078,040	Ø
302,815	Insurance Australia Group Ltd.	1,500,067	Ø
164,202	National Interstate Corp.	4,231,486	NØ
2,000	Platinum Underwriters Holdings Ltd.	147,660	Ø
61,500	Protective Life Corp.	4,301,925
42,022	Sampo OYJ Class A	2,035,207	Ø
2,500	Schweizerische National-Versicherungs-Gesellschaft AG	219,006	Ø
22,879	Syncora Holdings Ltd.	42,097	*Ø
140,029	The Hartford Financial Services Group, Inc.	5,447,128	Ø
71,141	XL Group PLC	2,453,653	Ø
		28,891,879
Internet & Catalog Retail (0.3%)
123,149	Liberty Ventures Series A	4,599,615	*Ø

Internet Software & Services (1.1%)
46,000	AOL, Inc.	1,989,500	*
9,007	Carbonite, Inc.	135,375	*
23,900	Digital River, Inc.	610,167	*Ø
89,865	eBay, Inc.	4,762,845	*Ø
12,591	Equinix, Inc.	2,730,484
90,896	Travelport LLC	1,393,436	*fNØ
105,768	Yahoo!, Inc.	4,652,735	*£
		16,274,542
IT Services (0.3%)
5,000	Blackhawk Network Holdings, Inc. Class B	$165,550	*Ø
150,000	Sapient Corp.	3,729,000	*Ø
		3,894,550
Life Sciences Tools & Services (0.7%)
77,509	Covance, Inc.	8,232,231	*Ø
22,950	Thermo Fisher Scientific, Inc.	2,873,569
		11,105,800
Machinery (0.3%)
183,500	Amada Co. Ltd.	1,672,425	Ø
6,100	FANUC Corp.	1,024,430
42,300	Komatsu Ltd.	829,479	Ø
30,500	Makita Corp.	1,352,875	Ø
33,956	Xerium Technologies, Inc.	522,583	*Ø
		5,401,792
Marine (0.1%)
273,000	Nippon Yusen KK	811,660	Ø

Media (6.0%)
3,251	Altice SA	272,216	*
75,614	Cablevision Systems Corp. Class A	1,430,617	Ø
139,105	CBS Corp. Class B	7,624,345	Ø
13,450	Charter Communications, Inc. Class A	2,032,497	*
31,500	Cineplex, Inc.	1,120,237	Ø
257,716	DIRECTV	21,978,020	*Ø
65,031	DISH Network Corp. Class A	4,574,931	*Ø
139,548	Gannett Co., Inc.	4,327,383	Ø
190,902	Gray Television, Inc.	1,805,933	*Ø
121,118	Journal Communications, Inc. Class A	1,217,236	*Ø
3,994	Liberty Global PLC Class A	186,600	*Ø
136,436	Liberty Global PLC Series C	6,220,117	*Ø
65,313	Loral Space & Communications, Inc.	4,696,658	*Ø
51,946	Media General, Inc.	742,828	*Ø
225,547	Mediaset SpA	1,024,226	*Ø
23,550	Nexstar Broadcasting Group, Inc. Class A	1,175,027	Ø
1,000	PubliGroupe AG	231,431	Ø
39,792	Sinclair Broadcast Group, Inc. Class A	984,454	Ø
410,974	Sirius XM Holdings, Inc.	1,458,958	*Ø
128,258	Time Warner Cable, Inc.	17,459,761	Ø
49,491	Time Warner, Inc.	3,856,834	Ø
300,000	Tribune Co. Class 1C Litigation	750	*fØ
101,235	Tribune Media Co. Class A	5,961,729	*Ø
13,256	Viacom, Inc. Class A	859,519	£
27,947	Viacom, Inc. Class B	$1,800,346	£
		93,042,653
Metals & Mining (0.5%)
475,134	Gold Fields Ltd. ADR	2,803,291
392,000	Nippon Steel & Sumitomo Metal Corp.	916,219	Ø
275,988	SunCoke Energy, Inc.	4,167,419	Ø
		7,886,929
Multiline Retail (1.3%)
32,500	Dollar Tree, Inc.	2,310,750	*
213,046	Family Dollar Stores, Inc.	16,212,801	Ø
136,000	Takashimaya Co. Ltd.	1,192,868	Ø
		19,716,419
Multi-Utilities (0.1%)
21,000	Integrys Energy Group, Inc.	1,703,100	Ø

Oil, Gas & Consumable Fuels (1.9%)
30,000	Alvopetro Energy Ltd.	7,909	*
57,225	Anadarko Petroleum Corp.	4,678,144	£Ø
23,948	California Resources Corp.	122,614	*£
110,420	Cameco Corp.	1,548,088	Ø
117,199	Cheniere Energy Partners LP	3,715,208	Ø
181,138	Cheniere Energy Partners LP Holdings LLC	4,149,872	Ø
61,281	Cheniere Energy, Inc.	4,374,238	*Ø
41,605	Hess Corp.	2,807,921	Ø
21,142	Occidental Petroleum Corp.	1,691,360
711,012	Talisman Energy, Inc.	5,346,810	Ø
14,000	Whiting Petroleum Corp.	420,280	*
		28,862,444
Paper & Forest Products (0.0%)
125,000	Ainsworth Lumber Co. Ltd.	358,070	*Ø

Pharmaceuticals (5.5%)
18,092	Actavis PLC	4,822,242	*
77,982	Akorn, Inc.	3,320,473	*£
79,955	Allergan, Inc.	17,530,933	Ø
19,584	Bayer AG	2,820,712	Ø
40,807	Endo International PLC	3,248,645	*
1,500	Furiex Pharmaceuticals, Inc.	14,655	*fNØ
54,174	GlaxoSmithKline PLC ADR	2,383,656
75,474	Hospira, Inc.	4,787,316	*Ø
85,195	Impax Laboratories, Inc.	3,124,101	*Ø
27,550	Johnson & Johnson	2,758,857	Ø
41,800	Mallinckrodt PLC	4,430,382	*£Ø
97,685	Mylan, Inc.	5,191,958	*Ø
10,284	Novartis AG	1,002,205
29,150	Novartis AG ADR	$2,839,210
100	Omthera Pharmaceuticals, Inc.	–	*fN
26,800	Perrigo Co. PLC	4,066,632	Ø
26,334	Revance Therapeutics, Inc.	423,977	*£
11,545	Shire PLC ADR	2,531,357
101,882	Teva Pharmaceutical Industries Ltd. ADR	5,793,010	£Ø
154,580	The Medicines Co.	4,431,809	*Ø
15,986	Valeant Pharmaceuticals International, Inc.	2,557,280	*
165,855	Zoetis, Inc.	7,086,984	£Ø
		85,166,394
Professional Services (0.1%)
31,039	Randstad Holding NV	1,631,534	Ø

Real Estate Investment Trusts (3.5%)
205,071	American Realty Capital Properties, Inc.	1,899,983	£
102,125	Apollo Commercial Real Estate Finance, Inc.	1,688,126	Ø
18,442	Aviv REIT, Inc.	725,324	Ø
143,210	Colony Financial, Inc.	3,587,411	Ø
44,362	CyrusOne, Inc.	1,244,354
85,901	Gaming and Leisure Properties, Inc.	2,802,950	Ø
409,462	Hersha Hospitality Trust	2,735,206	Ø
153,089	Lamar Advertising Co. Class A	8,576,046	Ø
674,734	New Senior Investment Group, Inc.	11,160,100	Ø
252,230	Newcastle Investment Corp.	1,117,379	Ø
589,122	NorthStar Realty Finance Corp.	11,140,297	Ø
76,275	Outfront Media, Inc.	2,162,396	£Ø
16,638	Simon Property Group, Inc.	3,305,305	Ø
87,040	STAG Industrial, Inc.	2,280,448	Ø
		54,425,325
Real Estate Management & Development (1.1%)
28,000	Altus Group Ltd.	414,040	Ø
178,375	CBRE Group, Inc. Class A	5,768,647	*Ø
146,700	Daiwa House Industry Co. Ltd.	2,701,565	Ø
376,290	DO Deutsche Office AG	1,514,626	*Ø
2,000	GAGFAH SA	44,567	*
90,300	Kennedy Wilson Europe Real Estate PLC	1,414,503
69,000	Mitsubishi Estate Co. Ltd.	1,388,333	Ø
772,600	Pruksa Real Estate PCL	758,613
191,000	Tokyo Tatemono Co. Ltd.	1,289,475	Ø
195,600	Tokyu Fudosan Holdings Corp.	1,212,344	Ø
		16,506,713
Road & Rail (0.8%)
106,803	Hertz Global Holdings, Inc.	2,191,598	*Ø
152,336	Roadrunner Transportation Systems, Inc.	3,095,467	*Ø
13,239	Ryder System, Inc.	$1,096,057	Ø
145,548	Swift Transportation Co.	3,577,570	*Ø
24,850	Union Pacific Corp.	2,912,668
		12,873,360
Semiconductors & Semiconductor Equipment (0.7%)
75,000	Broadcom Corp. Class A	3,182,625	Ø
46,359	Maxim Integrated Products, Inc.	1,534,019	Ø
76,949	Micron Technology, Inc.	2,251,913	*
29,100	OmniVision Technologies, Inc.	786,864	*Ø
0	Qorvo, Inc.	21	*
1,500	REC Solar ASA	19,715	*Ø
283,000	SCREEN Holdings Co. Ltd.	1,680,553	Ø
6,000	Silicon Image, Inc.	43,560	*
16,265	Spansion, Inc. Class A	576,757	*Ø
		10,076,027
Software (1.4%)
4,900	Nintendo Co. Ltd.	472,652	Ø
353,915	Nuance Communications, Inc.	4,864,562	*Ø
33,000	Oracle Corp.	1,382,370
137,950	PTC, Inc.	4,608,909	*Ø
184,899	Verint Systems, Inc.	9,869,909	*£
		21,198,402
Specialty Retail (1.3%)
126,000	American Eagle Outfitters, Inc.	1,769,040
126,400	ANN, Inc.	4,183,840	*Ø
5,000	GLENTEL, Inc.	98,292	Ø
36,400	Lowe's Cos., Inc.	2,466,464
55,102	PetSmart, Inc.	4,502,109	Ø
28,200	Sanrio Co. Ltd.	698,751	Ø
54,200	The Gap, Inc.	2,232,498
32,268	Tiffany & Co.	2,795,700	£
60,000	United Arrows Ltd.	1,705,394	Ø
		20,452,088
Technology Hardware, Storage & Peripherals (0.3%)
21,653	EMC Corp.	561,463
71,400	Ricoh Co. Ltd.	696,534	Ø
42,627	Western Digital Corp.	4,144,623	£
		5,402,620
Textiles, Apparel & Luxury Goods (0.2%)
26,200	PVH Corp.	2,888,812	Ø

Thrifts & Mortgage Finance (0.1%)

139,667	Federal National Mortgage Association	314,251	*
93,021	Hudson City Bancorp, Inc.	$834,398	Ø
		1,148,649
Tobacco (0.4%)
103,147	Lorillard, Inc.	6,767,475	Ø

Trading Companies & Distributors (0.0%)
35,400	Mitsubishi Corp.	617,561	Ø

Transportation Infrastructure (0.3%)
61,689	Macquarie Infrastructure Co. LLC	4,408,296	Ø

Water Utilities (0.1%)
168,500	Cia de Saneamento Basico do Estado de Sao Paulo	835,200	Ø

Wireless Telecommunication Services (0.1%)
60,000	Leap Wireless International, Inc.	151,200	*fNØ
67,472	T-Mobile US, Inc.	2,036,305	*£
		2,187,505
Total Common Stocks (Cost $894,648,185)		884,513,007

Preferred Stocks (0.2%)

Banks (0.2%)
222,541	National Bank of Greece SA , Ser. A, 9.00%	2,212,057	*Ø

Real Estate Investment Trusts (0.0%)
21,197	American Realty Capital Properties, Inc. , Ser. F, 6.70%	489,015	Ø

Thrifts & Mortgage Finance (0.0%)
58,341	Federal Home Loan Mortgage Corp. , Ser. Z, 8.38%	239,198	*Øμ

Total Preferred Stocks (Cost $4,666,294)		2,940,270

Exchange Traded Funds (0.5%)
62,795	iPATH S&P 500 VIX Short-Term Futures ETN	2,314,624	*
235,600	PowerShares DB U.S. Dollar Index Bullish Fund	5,920,628	*Ø

Total Exchange Traded Funds (Cost $7,228,093)		8,235,252

Number of Rights

Rights (0.0%)

Biotechnology (0.0%)
5,000	Cubist Pharmaceuticals, Inc., due 12/31/49	295	*

Health Care Providers & Services (0.0%)
19,880	Community Health Systems, Inc., due 1/4/16	537	*£

Total Rights (Cost $438)		832

Number of Warrants

Warrants (0.0%)

Diversified Financial Services (0.0%)
1,071,510	Nomad Holdings Ltd., due 4/10/17	$326,810	*Ø

Media (0.0%)
1,877	Tribune Media Co., due 12/31/32	106,989	*

Metals & Mining (0.0%)
1,360	HudBay Minerals, Inc., due 7/20/18	899	*

Total Warrants (Cost $182,716)		434,698

Principal Amount

Mortgage-Backed Securities (5.1%)

Collateralized Mortgage Obligations (1.5%)
$1,085,692	Alternative Loan Trust, Ser. 2005-21CB, Class A17, 6.00%, due 6/25/35	1,110,422
3,005,661	Alternative Loan Trust, Ser. 2005-J2, Class 1A5, 0.67%, due 4/25/35	2,694,942	μ
763,340	Banc of America Alternative Loan Trust, Ser. 2005-6, Class 2CB2, 6.00%, due 7/25/35	715,808
389,153	Bear Stearns Asset Backed Securities Trust, Ser. 2004-AC4, Class A1, 5.83%, due 8/25/34	399,456	[a]
569,978	Chase Mortgage Finance Trust, Ser. 2007-A2, Class 3A2, 2.56%, due 7/25/37	542,281	μ
370,563	CHL Mortgage Pass-Through Trust, Ser. 2005-19, Class 1A1, 5.50%, due 8/25/35	363,545
303,102	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser. 2005-7, Class 1A4, 5.50%, due 10/25/35	305,145
3,248,590	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A10, 6.25%, due 6/25/36	3,400,822
662,978	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A9, 5.75%, due 6/25/36	682,352
813,425	Citicorp Mortgage Securities, Inc., Ser. 2006-4, Class 1A2, 6.00%, due 8/25/36	826,159
184,509	Citicorp Mortgage Securities, Inc., Ser. 2007-8, Class 1A4, 6.00%, due 9/25/37	184,226
2,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2015-DN1, Class M3, 4.32%, due 1/25/25	2,100,000	[f]μ
527,734	GSR Mortgage Loan Trust, Ser. 2005-AR6, Class 3A2, 2.64%, due 9/25/35	498,728	μ
129,498	JP Morgan Alternative Loan Trust, Ser. 2005-A2, Class 1A1, 0.69%, due 1/25/36	117,814	μ
784,298	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A3A, 5.78%, due 12/25/36	719,562	[a]
765,298	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A6, 5.71%, due 12/25/36	708,580	[a]
283,963	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.49%, due 7/25/35	284,515	μ
338,420	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 5A6, 2.56%, due 7/25/35	325,580	μ
132,562	MASTR Alternative Loans Trust, Ser. 2004-10, Class 4A1, 6.00%, due 9/25/19	136,844
210,010	PHH Mortgage Trust, Ser. 2008-CIM1, Class 21A2, 6.00%, due 5/25/38	215,884
385,865	RFMSI Trust, Ser. 2005-SA3, Class 1A, 2.69%, due 8/25/35	307,486	μ
253,665	Structured Asset Securities Corp. Trust, Ser. 2005-6, Class 2A1, 5.50%, due 5/25/35	261,279
198,794	WaMu Mortgage Pass-Through Certificates, Ser. 2004-S1, Class 1A11, 5.50%, due 3/25/34	209,419
1,227,235	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-9, Class 1A12, 5.50%, due 10/25/35	1,233,187
340,176	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-13, Class A5, 6.00%, due 10/25/36	352,617
$1,157,258	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-10, Class 2A5, 6.25%, due 7/25/37	$1,164,877
874,068	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-12, Class A6, 5.50%, due 9/25/37	892,347
949,692	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-14, Class 1A1, 6.00%, due 10/25/37	961,048
269,117	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-16, Class 1A7, 6.00%, due 12/28/37	277,535
		21,992,460
Commercial Mortgage-Backed (3.6%)
4,600,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2013-DSNY, Class F, 3.67%, due 9/15/26	4,616,183	ñØμ
3,450,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2014-ICTS, Class E, 3.12%, due 6/15/28	3,435,044	ñμ
100,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2014-INLD, Class D, 3.67%, due 12/15/29	99,999	ñμ
700,000	Boca Hotel Portfolio Trust, Ser. 2013-BOCA, Class E, 3.92%, due 8/15/26	700,790	ñØμ
1,500,000	CDGJ Commercial Mortgage Trust, Ser. 2014-BXCH, Class EPB, 5.17%, due 12/15/27	1,500,949	ñμ
4,800,000	COMM Mortgage Trust, Ser. 2014-PAT, Class E, 3.32%, due 8/13/27	4,757,074	ñØμ
4,450,000	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C4, Class AJ, 5.54%, due 9/15/39	4,477,318	Øμ
110,843	Credit Suisse First Boston Commercial Mortgage Trust, Ser. 2003-C3, Class H, 5.16%, due 5/15/38	110,873	ñμ
3,000,000	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class G, 5.16%, due 7/10/45	3,016,194	ñμ
4,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB15, Class AM, 5.86%, due 6/12/43	4,890,202	Øμ
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-LDP8, Class C, 5.55%, due 5/15/45	1,226,502	Øμ
4,330,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-JWRZ, Class E, 3.91%, due 4/15/30	4,333,689	ñμ
1,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-FL5, Class D, 3.67%, due 7/15/31	1,155,576	ñμ
3,251,600	LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class AJ, 6.25%, due 9/15/45	3,448,143	Øμ
7,725,000	Morgan Stanley Capital I Trust, Ser. 2007-T25, Class AJ, 5.57%, due 11/12/49	7,975,143	Øμ
500,000	NorthStar, Ser. 2013-1A, Class B, 5.17%, due 8/25/29	508,750	ñØμ
3,300,000	PFP III Ltd., Ser. 2014-1, Class D, 4.27%, due 6/14/31	3,305,270	ñØμ
4,550,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class AJ, 5.66%, due 4/15/47	4,728,255	Øμ
1,700,000	Wells Fargo Commercial Mortgage Trust, Ser. 2014-TISH, Class WTS2, 3.42%, due 2/15/27	1,673,312	ñØμ
		55,959,266

Total Mortgage-Backed Securities (Cost $77,969,159)		77,951,726

Asset-Backed Securities (3.7%)
3,500,000	AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Class E, 3.58%, due 8/9/21	3,529,005
750,000	AMMC CLO XII Ltd., Ser. 2013-12A, Class D1, 3.98%, due 5/10/25	721,844	ñØμ
2,200,000	Atlas Senior Loan Fund II Ltd., Ser. 2012-2A, Class D, 4.50%, due 1/30/24	2,185,210	ñμ
5,000,000	Babson CLO Ltd., Ser. 2006-2A, Class D, 1.65%, due 10/16/20	4,801,245	ñØμ
1,450,000	Babson CLO Ltd., Ser. 2013-IA, Class D, 3.76%, due 4/20/25	1,379,079	ñμ
2,000,000	Callidus Debt Partners CLO Fund V Ltd., Ser. 5A, Class C, 1.68%, due 11/20/20	1,930,863	ñμ
1,900,000	CIFC Funding Ltd., Ser. 2006-1BA, Class B2L, 4.25%, due 12/22/20	1,893,879	ñμ
$900,000	ColumbusNova CLO IV Ltd., Ser. 2007-2A, Class D, 4.75%, due 10/15/21	$915,948	ñμ
460,470	Countrywide Asset-Backed Certificates, Ser. 2005-7, Class AF4, 4.87%, due 10/25/35	464,403	μ
3,000,000	Exeter Automobile Receivables Trust, Ser. 2014-1A, Class D, 5.53%, due 2/16/21	3,029,589	ñ
1,300,000	Exeter Automobile Receivables Trust, Ser. 2014-2A, Class D, 4.93%, due 12/15/20	1,287,477	ñ
300,000	Exeter Automobile Receivables Trust, Ser. 2014-3A, Class C, 4.17%, due 6/15/20	304,073	ñ
1,600,000	Fraser Sullivan CLO VII Ltd., Ser. 2012-7A, Class D, 5.76%, due 4/20/23	1,540,013	ñμ
1,300,000	Gale Force 4 CLO Ltd., Ser. 2007-4A, Class E, 6.63%, due 8/20/21	1,309,567	μ
750,000	Golub Capital Partners CLO Ltd., Ser. 2011-10AR, Class DR, 4.11%, due 10/20/21	736,636	ñμ
4,000,000	Greens Creek Funding Ltd., Ser. 2007-1A, Class C, 2.51%, due 4/18/21	3,931,133	ñμ
300,000	Halcyon Loan Advisors Funding Ltd., Ser. 2012-2A, Class E, 5.65%, due 12/20/24	284,611	ñμ
2,000,000	ING IM CLO Ltd., Ser. 2011-1A, Class D, 4.75%, due 6/22/21	1,979,377	ñμ
723,641	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class AF3, 4.96%, due 11/25/36	739,353	[a]
792,817	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class AF6, 4.96%, due 11/25/36	799,098	[a]
3,000,000	Kingsland VI Ltd., Ser. 2013-6A, Class D, 3.91%, due 10/28/24	2,860,476	ñμ
2,600,000	LCM XI LP, Ser. 11A, Class D2, 4.21%, due 4/19/22	2,546,344	ñμ
1,567,604	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2006-HE3, Class A2C, 0.33%, due 4/25/36	1,531,008	μ
1,346,315	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2006-NC4, Class A2C, 0.32%, due 6/25/36	1,224,086	μ
698,024	Nationstar Home Equity Loan Trust, Ser. 2007-C, Class 2AV2, 0.30%, due 6/25/37	669,210	μ
2,300,000	Octagon Investment Partners XII Ltd., Ser. 2012-1AR, Class DR, 4.03%, due 5/5/23	2,246,860	ñμ
400,000	Octagon Investment Partners XIV Ltd., Ser. 2012-1A, Class C, 4.25%, due 1/15/24	391,736	ñμ
1,600,000	OZLM VII Ltd., Ser. 2014-7A, Class C, 3.86%, due 7/17/26	1,519,199	ñμ
3,000,000	Sound Point CLO I Ltd., Ser. 2012-1A, Class D, 4.81%, due 10/20/23	3,024,698	ñμ
343,288	Structured Asset Securities Corp. Mortgage Loan Trust, Ser. 2005-4XS, Class 1A3, 5.00%, due 3/25/35	346,417	[a]
1,000,000	Symphony CLO IX LP, Ser. 2012-9A, Class E, 5.25%, due 4/16/22	967,187	ñμ
750,000	Symphony CLO XII Ltd., Ser. 2013-12A, Class D, 3.75%, due 10/15/25	710,986	ñμ
2,500,000	Venture IX CDO Ltd., Ser. 2007-9A, Class D, 4.40%, due 10/12/21	2,538,923	ñμ
2,400,000	Venture XIV CLO Ltd., Ser. 2013-14A, Class D, 3.99%, due 8/28/25	2,307,440	ñμ

Total Asset-Backed Securities (Cost $56,406,276)		56,646,973

Bank Loan Obligationsμ (9.9%)

Advertising (0.5%)
3,248,642	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	3,025,297	Ø
1,985,000	Authentic Brands, 1st Lien Term Loan, 5.50%, due 5/22/21	1,977,556	Ø
750,000	CBS Outdoor Americas Capital LLC, 3.00%, due 1/31/21	734,580	Ø
983,263	Extreme Reach, Inc., 1st Lien Term Loan, 6.75%, due 12/31/25	978,347
1,593,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.50%, due 12/31/25	1,577,070
		8,292,850
Aerospace & Defense (0.1%)
1,430,030	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	1,422,880
95,054	The SI Organization, Inc., Delayed Draw 1st Lien Term Loan, 5.75%, due 11/23/19	94,578	Ø††
		1,517,458
Auto Components (0.1%)
1,004,000	Dealer Tire LLC, 1st Lien Term Loan, 5.50%, due 12/17/21	1,006,510
$497,500	TI Group Automotive Systems LLC, 4.25%, due 7/2/21	$495,013
597,000	Visteon Corp., Initial Term Loan, 3.50%, due 4/9/21	588,045
		2,089,568
Building Materials (0.1%)
909,000	Distribution International, Inc., 1st Lien Term Loan, 6.00%, due 12/11/21	903,319
714,367	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, due 9/18/20	704,544	Ø
		1,607,863
Chemicals (0.1%)
712,076	Axalta Coating Systems US Holdings, Inc., 3.75%, due 2/1/20	696,945
516,000	Citadel Plastics Holdings, Inc., Term Loan B, 5.25%, due 10/14/20	510,840
		1,207,785
Commercial Services & Supplies (1.1%)
2,040,000	Accuvant, Inc., Term Loan B, due 12/15/21	2,040,000	^^
744,997	Aramark Services, Inc., 1st Lien Term Loan F, 3.25%, due 2/21/21	730,872
1,019,000	GCA Services Group, Inc., 1st Lien Term Loan, 6.25%, due 11/25/20	1,001,167
2,322,432	Indiana Toll Road Concession Co. LLC, Swap Claim	1,799,885	≠Ø
6,279,921	Indiana Toll Road Concession Co. LLC, Term Loan A, due 6/28/15	4,926,598	^^≠Ø
290,355	Indiana Toll Road Concession Co. LLC, Term Loan B, due 6/28/15	227,784	^^≠Ø
886,852	Indiana Toll Road Concession Co. LLC, Term Loan C, due 6/28/15	695,735	^^≠Ø
493,703	Insight Global, Inc., 5.25%, due 12/31/19	490,494
293,667	iQor US, Inc., 2nd Lien Term Loan, 9.75%, due 2/18/22	268,705	Ø
414,915	Millennium Laboratories LLC, 5.25%, due 3/28/21	413,185
257,927	PHS Group PLC, due 10/17/22	254,460	^^
527,000	PODS LLC, 1st Lien Term Loan, due 1/28/22	527,221	^^
155,000	PODS LLC, 2nd Lien Term Loan, due 1/28/23	155,259	^^
1,252,000	Sedgwick, Inc., 2nd Lien Term Loan, 6.75%, due 2/11/22	1,173,750	Ø
1,788,000	The Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.50%, due 12/17/21	1,750,005	Ø
816,000	TierPoint LLC, 2nd Lien Term Loan, 8.75%, due 12/1/22	806,820
		17,261,940
Computers & Peripherals (0.0%)
655,000	Peak 10, Inc., 2nd Lien Term Loan, 8.25%, due 6/10/22	630,438

Diversified Financial Services (0.5%)
1,819,440	4L Technologies, Inc., Term Loan B, 5.50%, due 4/3/20	1,759,544	Ø
1,358,175	Connolly Corp., 1st Lien Term Loan, 5.00%, due 5/9/21	1,355,635
2,881,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	2,758,558
1,348,247	Twin River Management Group, Inc., 1st Lien Term Loan, 5.25%, due 4/10/20	1,345,725
		7,219,462
Diversified Telecommunication Services (0.3%)
2,307,021	Fairpoint Communications, Inc., Term Loan B, 7.50%, due 2/14/19	2,298,785	Ø
2,825,000	Global Telcom Link Corp., 2nd Lien Term Loan, 9.00%, due 5/21/20	2,736,719	Ø
200,000	Level 3 Communications, Inc., Term Loan, 4.50%, due 1/31/22	200,094
		5,235,598
Electric Utilities (0.3%)
$2,380,000	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, due 10/10/17	$1,482,883	≠Ø
3,300,000	Texas Competitive Electric Holdings Co., Term Loan, due 6/6/16	3,294,852	≠Ø
		4,777,735
Electrical Components & Equipment (0.0%)
670,000	Pelican Products, Inc., 2nd Lien Term Loan, 9.25%, due 4/8/21	656,600

Food Products (0.2%)
1,917,000	Del Monte Corp., 2nd Lien Term Loan, 8.25%, due 7/26/21	1,639,035	Ø
1,880,711	Ferrara Candy Co., 7.50%, due 6/8/17	1,819,588
		3,458,623
Health Care Equipment & Supplies (0.1%)
546,790	Hologic, Inc., Refinanced Term Loan, 3.25%, due 8/1/19	545,046
496,231	US Renal Care, Inc., 1st Lien Term Loan, 4.25%, due 7/3/19	488,787
		1,033,833
Health Care Providers & Services (0.1%)
492,765	Correct Care Solutions LLC, 1st Lien Term Loan, 5.00%, due 7/22/21	479,830
171,578	Genesis HealthCare DE LLC, Term Loan, 10.00%, due 10/2/17	175,010
674,427	MPH Acquisition Holdings LLC, Initial Term Loan, 4.00%, due 3/31/21	656,965
		1,311,805
Healthcare - Products (0.0%)
447,750	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, due 6/30/21	429,392

Hotels, Restaurants & Leisure (1.5%)
3,035,000	Amaya BV, 1st Lien Term Loan, 5.00%, due 7/29/21	2,970,021	Ø
1,087,413	Amaya BV, 2nd Lien Term Loan, 8.00%, due 7/29/22	1,065,468
1,201,988	AMF Bowling Centers, Inc., Term Loan B, 7.25%, due 8/12/21	1,174,943
4,091,000	Aristocrat Leisure, Term Loan B, 4.75%, due 9/29/21	4,021,985	Ø
1,485,000	Caesars Entertainment Corp., 1st Lien Term Loan, 7.00%, due 10/9/20	1,413,913
3,619,810	Caesars Entertainment Operating Co., Inc., Term Loan B, 9.75%, due 3/1/17	3,223,911	Ø
500,000	ClubCorp Club Operations, Inc., Term Loan B, 4.50%, due 7/24/20	495,000	Ø
1,530,760	Fitness International LLC, 1st Lien Term Loan B, 5.50%, due 6/10/20	1,459,013
1,501,190	Great Wolf Resorts, Inc., Term Loan B, 5.75%, due 8/6/20	1,493,684
1,835,830	Harrah's Entertainment, Inc., Term Loan B5, 6.01%, due 1/28/18	1,630,070	Ø
837,804	Harrah's Entertainment, Inc., Term Loan B6, 7.01%, due 1/28/18	747,171	Ø
648,954	Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, due 9/23/20	640,492
1,465,200	Mohegan Tribal Gaming Authority, 1st Lien Term Loan B, 5.50%, due 11/19/19	1,415,061
496,241	Scientific Games International, Inc., Initial Term Loan, 4.25%, due 10/18/20	489,417
486,156	SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.00%, due 5/14/20	462,077
355,000	Varsity Brands LLC, Term Loan B, 6.00%, due 12/10/21	356,775
		23,059,001
Household Products (0.2%)
2,030,556	Huish Detergent, Inc., 1st Lien Term Loan, 5.50%, due 3/23/20	1,937,922	Ø
494,984	KIK Custom Products, Inc., 1st Lien Term Loan, 5.50%, due 4/29/19	486,014
$519,444	Prestige Brands, Inc., Term Loan, 4.50%, due 4/28/21	$518,634
		2,942,570
Independent Power & Renewable Electricity Producers (0.1%)
1,985,000	NRG Energy, Inc., 4.50%, due 2/4/21	1,873,344	Ø

Insurance (0.5%)
852,764	Asurion LLC, 1st Lien Term Loan, 5.00%, due 12/31/20	846,368
5,232,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	5,166,600	Ø
1,000,000	Cunningham Lindsey U.S., Inc., 2nd Initial Loan, 9.25%, due 6/10/20	967,500	Ø
53,406	York Risk Services Group, Inc., Delayed Draw Term Loan, 4.00%, due 10/1/21	52,984
494,009	York Risk Services Group, Inc., Term Loan, 4.75%, due 9/18/21	490,096
		7,523,548
Internet Software & Services (0.4%)
649,000	Answers Corp., Term Loan, 6.25%, due 10/3/21	616,550
2,321,000	ProQuest LLC, Term Loan B, 5.25%, due 9/23/21	2,312,296	Ø
456,543	The Active Network, Inc., Term Loan, 5.50%, due 11/15/20	440,185
459,748	Travelclick, 1st Lien Term Loan, 5.50%, due 5/8/21	450,554
1,832,000	Travelport LLC, Term Loan B, 6.00%, due 8/15/21	1,832,769	Ø
		5,652,354
Machinery (0.2%)
911,000	Dynacast International LLC, Term Loan, due 1/29/22	906,445	^^
747,148	Husky Injection Molding Systems Ltd., 1st Lien Term Loan, 4.25%, due 6/30/21	732,474	Ø
595,500	Milacron LLC, Term Loan B, 4.00%, due 3/28/20	577,635
		2,216,554
Media (1.3%)
746,212	Charter Communications Operating LLC, Term Loan F, 3.00%, due 1/31/21	733,019
2,713,200	Endemol, 1st Lien Term Loan, 6.75%, due 8/6/21	2,686,068	Ø
2,323,325	IMG Worldwide, Inc., 1st Lien Term Loan, 5.25%, due 3/19/21	2,261,362
1,262,000	IMG Worldwide, Inc., 2nd Lien Term Loan, 8.25%, due 3/21/22	1,199,947	Ø
451,000	ION Media Networks, Inc., 1st Lien Term Loan B, 4.75%, due 12/18/20	446,116
2,513,370	NEP/NCP Holdco, Inc., 4.25%, due 1/22/20	2,433,771
128,863	Orion Cable GmbH, Senior Lien Term Loan A, due 6/30/17	144,280	Ø
3,073,380	Orion Cable GmbH, Senior Lien Term Loan A-1, due 6/30/17	3,441,073	Ø
154,331	Orion Cable GmbH, Senior Lien Term Loan A-2, due 6/30/17	172,795
16,163	Orion Cable GmbH, Senior Lien Term Loan A-3, due 6/30/17	18,097	Ø
1,427,000	RentPath, Inc., 1st Lien Term Loan, 6.25%, due 12/11/21	1,398,460
2,225,671	Springer Science+Business Media GmbH, 4.75%, due 8/15/20	2,198,785	Ø
3,009,741	Thomson Learning, 1st Lien Term Loan, 7.00%, due 3/6/21	2,988,763	Ø
		20,122,536
Metals & Mining (0.0%)
744,972	FMG Resources August 2006 Pty Ltd., Term Loan B, 3.75%, due 6/30/19	651,850	Ø

Miscellaneous Manufacturing (0.2%)
400,000	Filtration Group, Inc., 2nd Lien Term Loan, 8.25%, due 11/15/21	393,000	Ø
723,188	Gates Global LLC, 4.25%, due 6/12/21	704,385
$415,000	Novolex Holdings, Inc., 1st Lien Term Loan, 6.00%, due 12/4/21	$412,925
950,000	Novolex Holdings, Inc., 2st Lien Term Loan, 9.75%, due 6/3/22	921,500
		2,431,810
Multiline Retail (0.1%)
971,120	JC Penney Co., Inc., 1st Lien Term Loan, 5.00%, due 6/13/19	941,258
243,700	JC Penney Corp., Inc., Term Loan, due 5/21/18	241,224	^^
		1,182,482
Oil & Gas Services (0.1%)
1,303,733	Expro Oilfield Services PLC, Term Loan B, 5.75%, due 8/12/21	1,010,393	Ø
406,445	Preferred Proppants LLC, Term Loan B, 6.75%, due 8/12/20	323,124
		1,333,517
Oil, Gas & Consumable Fuels (0.1%)
35,100	Bowie Resources Holdings LLC, 2nd Lien Term Loan, 11.75%, due 12/31/20	33,521
750,000	Energy Transfer Equity LP, Term Loan, 3.25%, due 12/2/19	708,187	Ø
595,480	Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, due 9/28/18	544,864
		1,286,572
Packaging & Containers (0.1%)
496,250	Ardagh Holdings USA, Inc., 1st Lien Term Loan B, 4.00%, due 12/17/19	486,945
1,053,000	Goodpack Ltd., 2nd Lien Term Loan, 8.00%, due 8/5/22	1,042,470	Ø
		1,529,415
Paper & Forest Products (0.0%)
483,770	NewPage Corp., 1st Lien Term Loan, 9.50%, due 2/5/21	465,992

Personal Products (0.1%)
937,913	Vogue International LLC, Term Loan, 5.25%, due 2/7/20	935,568

Pharmaceuticals (0.3%)
418,348	Amneal Pharmaceuticals LLC, Term Loan B, 4.75%, due 10/30/20	417,043
1,756,474	Atrium Innovations, Inc., 1st Lien Term Loan, 4.25%, due 1/29/21	1,691,344	Ø
1,833,405	Packaging Coordinators, Inc. Term Loan, 5.25%, due 8/12/21	1,782,986	Ø
		3,891,373
Real Estate Management & Development (0.2%)
1,651,000	DTZ US Borrower LLC, 1st Lien Term Loan, 6.50%, due 10/28/21	1,647,913
746,231	Realogy Group LLC, New Term Loan B, 3.75%, due 3/5/20	733,918
		2,381,831
Software (0.6%)
2,000,000	Ascend Learning LLC, 2nd Lien Term Loan, 9.50%, due 11/28/20	1,960,000	Ø
1,159,290	Ascend Learning LLC, Term Loan B, 6.00%, due 12/31/20	1,151,557
500,000	First Data Corp., Extended Term Loan, 4.17%, due 3/24/21	493,905	Ø
250,000	First Data Corp., Term Loan C1, 3.67%, due 3/24/18	245,235
605,000	P2 Energy Solutions, Inc., 2nd Lien Term Loan, 9.00%, due 4/30/21	532,400	Ø
1,379,987	Progressive Solutions, Inc., 1st Lien Term Loan, 5.50%, due 10/16/20	1,373,087
2,073,000	Progressive Solutions, Inc., 2nd Lien Term Loan, 9.50%, due 10/22/21	2,010,810	Ø
934,658	TeamViewer US LCC, 1st Lien Term Loan, 6.00%, due 12/11/20	913,235
		8,680,229
Specialty Retail (0.0%)
$302,930	National Vision, Inc., 2nd Lien Term Loan, 6.75%, due 7/1/18	$285,512	Ø
154,955	Payless, Inc., 1st Lien Term Loan, 5.00%, due 3/5/21	142,752	Ø
		428,264
Steel-Specialty (0.0%)
622,222	Signode Industrial Group US, Inc., 1st Lien Term Loan, 4.00%, due 4/8/21	603,556

Technology Hardware, Storage & Peripherals (0.1%)
1,976,184	Eastman Kodak Co., Term Loan, 7.25%, due 7/31/19	1,955,197

Telecommunications (0.2%)
2,487,500	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	2,462,625	Ø
329,882	NTELOS, Inc., Term Loan B, 5.75%, due 11/9/19	287,822
776,000	Presidio, Inc., 1st Lien Term Loan, due 1/26/22	749,329	^^
		3,499,776
Wireless Telecommunication Services (0.1%)
746,250	SBA Senior Finance II LLC, Term Loan B-1A, 2.50%, due 3/24/21	732,571

Total Bank Loan Obligations (Cost $156,157,921)		152,110,860

Corporate Debt Securities (4.0%)

Aerospace & Defense (0.1%)
645,000	Bombardier, Inc., 7.50%, due 3/15/18	653,062	ñØ
330,000	TransDigm, Inc., 6.00%, due 7/15/22	329,175	Ø
		982,237
Auto Components (0.1%)
650,000	American Axle & Manufacturing, Inc., 5.13%, due 2/15/19	666,250	Ø
725,000	Icahn Enterprises LP, 4.88%, due 3/15/19	737,687	Ø
695,000	Schaeffler Holding Finance BV, 6.88%, due 8/15/18	726,275	cñØ
		2,130,212
Banks (0.2%)
245,000	Bancolombia SA, 5.13%, due 9/11/22	246,372	Ø
650,000	CIT Group, Inc., 5.25%, due 3/15/18	674,375	Ø
375,000	Citigroup, Inc., Ser. M, 6.30%, due 5/15/24	377,226	Øμ
100,000	ICICI Bank Ltd., 6.37%, due 4/30/22	103,500	μ
245,000	Industrial Senior Trust, 5.50%, due 11/1/22	242,244	ñØ
500,000	Lloyds Banking Group PLC, 7.50%, due 6/27/24	511,875	Øμ
250,000	VTB Bank OJSC Via VTB Capital SA, 6.95%, due 10/17/22	163,507	Ø
350,000	Wells Fargo & Co., Ser. S, 5.90%, due 6/15/24	359,625	Øμ
		2,678,724
Building Products (0.0%)
175,000	Associated Materials LLC, 9.13%, due 11/1/17	144,812	Ø

Chemicals (0.0%)
613,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	9,195	≠fØ

Construction & Engineering (0.0%)
304,000	Michael Baker Holdings LLC, 8.88%, due 4/15/19	294,880	cñØ

Consumer Finance (0.1%)
$700,000	Navient Corp., 8.45%, due 6/15/18	$791,427	Ø

Containers & Packaging (0.0%)
325,000	Ardagh Holdings USA, Inc., 3.24%, due 12/15/19	312,000	ñØμ

Diversified Consumer Services (0.0%)
575,000	Service Corp. International, 7.63%, due 10/1/18	646,875	Ø

Diversified Financial Services (0.2%)
270,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 2/6/24	279,450	ñØ
2,954,000	Corolla Trust, 0.00%, due 8/28/39	2,318,890	ñØμ
		2,598,340
Diversified Telecommunication Services (0.4%)
671,000	Altice Financing SA, 6.63%, due 2/15/23	671,000	ñ
745,000	Altice Finco SA, 7.63%, due 2/15/25	745,000	ñ
1,115,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	1,140,088	ñØ
2,750,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	2,715,625	Ø
575,000	Intelsat Luxembourg SA, 6.75%, due 6/1/18	585,062	Ø
600,000	Sprint Capital Corp., 8.75%, due 3/15/32	613,500	Ø
		6,470,275
Electric Utilities (0.1%)
1,671,000	Energy Future Intermediate Holding Co. LLC, 11.75%, due 3/1/22	2,030,265	≠ñØ

Energy Equipment & Services (0.0%)
270,000	CHC Helicopter SA, 9.25%, due 10/15/20	237,600	Ø
415,000	PHI, Inc., 5.25%, due 3/15/19	361,050	Ø
		598,650
Food Products (0.1%)
250,000	ESAL GmbH, 6.25%, due 2/5/23	236,000	ñØ
240,000	Minerva Luxembourg SA, 7.75%, due 1/31/23	231,000	ñØ
400,000	Premier Foods Finance PLC, 6.50%, due 3/15/21	558,001	ñØ
400,000	Virgolino de Oliveira Finance SA, 10.50%, due 1/28/18	16,000	≠ñ
200,000	Virgolino de Oliveira Finance SA, 10.88%, due 1/13/20	42,000	≠ñ
		1,083,001
Health Care Providers & Services (0.1%)
350,000	Community Health Systems, Inc., 5.13%, due 8/15/18	362,425	Ø
500,000	Community Health Systems, Inc., 6.88%, due 2/1/22	531,875	Ø
715,000	HCA, Inc., 5.00%, due 3/15/24	765,050	Ø
400,000	Tenet Healthcare Corp., 8.13%, due 4/1/22	451,000	Ø
		2,110,350
Healthcare - Products (0.0%)
100,000	Kinetic Concepts, Inc., 10.50%, due 11/1/18	109,750	Ø

Hotels, Restaurants & Leisure (0.2%)
753,000	Caesars Entertainment Resort Properties LLC, 8.00%, due 10/1/20	741,705	ñØ
275,000	Isle of Capri Casinos, Inc., 7.75%, due 3/15/19	284,625	Ø
800,000	MGM Resorts International, 6.00%, due 3/15/23	806,000
588,000	MTR Gaming Group, Inc., 11.50%, due 8/1/19	636,510	Ø
$320,000	Royal Caribbean Cruises Ltd., 7.25%, due 3/15/18	$357,600
		2,826,440
Household Durables (0.1%)
350,000	KB Home, 7.50%, due 9/15/22	355,250	Ø
575,000	Lennar Corp., 6.95%, due 6/1/18	623,875	Ø
460,000	Standard Pacific Corp., 8.38%, due 5/15/18	518,650	Ø
		1,497,775
Household Products (0.1%)
750,000	Reynolds Group Issuer, Inc., 7.13%, due 4/15/19	776,719	Ø
525,000	Reynolds Group Issuer, Inc., 5.75%, due 10/15/20	536,812	Ø
655,000	The Sun Products Corp., 7.75%, due 3/15/21	578,038	ñØ
		1,891,569
Independent Power & Renewable Electricity Producers (0.0%)
325,000	Calpine Corp., 5.75%, due 1/15/25	331,500	Ø

Insurance (0.7%)
2,433,885	Ambac Assurance Corp., 5.10%, due 6/7/20	2,789,840	ñØ
550,000	Liberty Mutual Group, Inc., 7.00%, due 3/15/37	562,375	ñØμ
100,000	SRLEV NV, 9.00%, due 4/15/41	157,579	μ
4,135,000	Towergate Finance PLC, 6.06%, due 2/15/18	5,480,760	Øμ
1,875,000	Towergate Finance PLC, 8.50%, due 2/15/18	2,485,230	Ø
293,000	Towergate Finance PLC, 10.50%, due 2/15/19	52,958
		11,528,742
Machinery (0.1%)
725,000	CNH Industrial Capital LLC, 3.63%, due 4/15/18	715,938	Ø
275,000	Navistar International Corp., 8.25%, due 11/1/21	268,125	Ø
490,000	SPX Corp., 6.88%, due 9/1/17	534,100	Ø
		1,518,163
Marine (0.1%)
800,000	Hapag-Lloyd AG, 9.75%, due 10/15/17	824,000	ñØ
280,000	Stena AB, 7.00%, due 2/1/24	261,800	ñØ
		1,085,800
Media (0.2%)
1,862,000	Cenveo Corp., 11.50%, due 5/15/17	1,806,140	Ø
650,000	DISH DBS Corp., 5.88%, due 7/15/22	656,500	Ø
360,000	iHeartCommunications, Inc., 9.00%, due 3/1/21	349,200	Ø
		2,811,840
Metals & Mining (0.3%)
575,000	AK Steel Corp., 8.75%, due 12/1/18	608,062	Ø
650,000	APERAM SA, 7.75%, due 4/1/18	662,188	ñØ
725,000	ArcelorMittal, 6.75%, due 2/25/22	772,125	Ø
500,000	Ryerson, Inc. / Joseph T. Ryerson & Son, Inc., 9.00%, due 10/15/17	508,750	Ø
250,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/22	205,875	ñØ
600,000	United States Steel Corp., 7.00%, due 2/1/18	627,000	Ø
500,000	Vedanta Resources PLC, 8.25%, due 6/7/21	452,500	ñ
		$3,836,500
Oil, Gas & Consumable Fuels (0.4%)
$600,000	Alpha Natural Resources, Inc., 6.00%, due 6/1/19	162,000	Ø
645,000	Arch Coal, Inc., 8.00%, due 1/15/19	270,900	ñØ
345,000	Atlas Pipeline Partners LP, 5.88%, due 8/1/23	348,450	Ø
550,000	Chesapeake Energy Corp., 7.25%, due 12/15/18	602,250	Ø
215,000	CITGO Petroleum Corp., 6.25%, due 8/15/22	208,550	ñØ
322,000	Encana Corp., 5.90%, due 12/1/17	350,291	Ø
600,000	EP Energy LLC, 6.88%, due 5/1/19	607,500	Ø
600,000	Kinder Morgan Finance Co. LLC, 6.00%, due 1/15/18	654,228	ñØ
500,000	Linn Energy LLC, 6.25%, due 11/1/19	381,250	Ø
612,000	Overseas Shipholding Group, Inc., 8.13%, due 3/30/18	598,230	Ø
400,000	Pacific Rubiales Energy Corp., 5.13%, due 3/28/23	220,000	ñØ
495,000	Regency Energy Partners LP, 8.38%, due 6/1/19	521,606	ñØ
625,000	Tesoro Corp., 5.38%, due 10/1/22	640,625	Ø
275,000	Tesoro Logistics LP, 5.50%, due 10/15/19	278,781	ñØ
470,000	The Williams Cos., Inc., 4.55%, due 6/24/24	437,052	Ø
		6,281,713
Pharmaceuticals (0.0%)
725,000	Valeant Pharmaceuticals International, Inc., 5.63%, due 12/1/21	748,563	ñØ

Real Estate Management & Development (0.0%)
280,000	TRI Pointe Holdings, Inc., 4.38%, due 6/15/19	266,700	ñØ

Road & Rail (0.1%)
345,000	Avis Budget Car Rental LLC, 4.88%, due 11/15/17	353,194	Ø
650,000	The Hertz Corp., 6.75%, due 4/15/19	669,500	Ø
250,000	Ukraine Railways via Shortline PLC, 9.50%, due 5/21/18	97,520	ñØ
		1,120,214
Specialty Retail (0.1%)
944,000	Petco Holdings, Inc., 8.50%, due 10/15/17	958,160	cñØ

Wireless Telecommunication Services (0.2%)
400,000	Eileme 2 AB, 11.75%, due 1/31/20	514,715	Ø
450,000	Hughes Satellite Systems Corp., 7.63%, due 6/15/21	489,375	Ø
1,040,000	NII International Telecom SCA, 7.88%, due 8/15/19	920,400	≠ñØ
650,000	T-Mobile USA, Inc., 5.25%, due 9/1/18	672,750	Ø
250,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, due 2/2/21	212,500	ñØ
		2,809,740

Total Corporate Debt Securities (Cost $65,472,054)		62,504,412

Municipal Notes (1.1%)

Puerto Rico (1.1%)
6,015,000	Puerto Rico Commonwealth Development Bank Senior Notes, Ser. B-1A, 7.75%, due 6/30/15	5,995,872	Ø
12,361,000	Puerto Rico Commonwealth GO Bonds, Ser. A, 8.00%, due 7/1/35	10,337,010	Ø
$315,000	Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement, Ser. B, 6.00%, due 7/1/39	$224,044	Ø

Total Municipal Notes (Cost $17,515,139)		16,556,926

Number of Contracts

Purchased Options (0.4%)

Call Options (0.1%)
802	Alcatel-Lucent, Call, Jun 2015 @ 3.5	29,674
3,260	Applied Materials, Inc., Call, Apr 2015 @ 20	1,059,500
287	Applied Materials, Inc., Call, Apr 2015 @ 21	86,961
636	Applied Materials, Inc., Call, Apr 2015 @ 23	89,040
1,342	AT&T, Inc., Call, Jun 2015 @ 46	–	[f]
4,610	AT&T, Inc., Call, Jun 2015 @ 47	–	[f]
329	Cubist Pharmaceuticals, Inc., Call, Feb 2015 @ 90	391,510	[f]
656	Cubist Pharmaceuticals, Inc., Call, Feb 2015 @ 100	131,200	[f]
225	NPS Pharmaceuticals, Inc., Call, Feb 2015 @ 47	1,125	[f]
674	Roadrunner Transportation Systems, Inc., Call, Apr 2015 @ 22.5	23,590
138	Talisman Energy, Inc., Call, Jul 2015 @ 6	23,460
409	Vodafone Group PLC, Call, Apr 2015 @ 38	13,088
		1,849,148
Put Options (0.3%)
121	Allergan, Inc., Put, Apr 2015 @ 190	24,200
978	AT&T, Inc., Put, Jun 2015 @ 30	60,636
1,735	AT&T, Inc., Put, Jun 2015 @ 33	294,950
134	Baker Hughes, Inc., Put, Jan 2016 @ 57.5	95,810
58	Baker Hughes, Inc., Put, Jan 2016 @ 65	59,450
214	Compuware Corp., Put, Feb 2015 @ 10	–	[f]
223	DIRECTV, Put, Jun 2015 @ 85	85,855
108	Halliburton Co., Put, Jul 2015 @ 40	40,500
1,416	iShares Russell 2000 ETF, Put, Mar 2015 @ 105	155,760
171	Lorillard, Inc., Put, Mar 2015 @ 57.5	7,524
1	Medtronic, Put, Feb 2015 @ 85	6	[f]
356	Medtronic PLC, Put, Feb 2015 @ 95	1,691	[f]
281	OmniVision Technologies, Inc., Put, Feb 2015 @ 26	2,810	[f]
25	Salix Pharmaceuticals Ltd., Put, Apr 2015 @ 85	–	[f]
2,000	SPDR S&P 500 ETF Trust, Put, Feb 2015 @ 190	232,000
670	SPDR S&P 500 ETF Trust, Put, Mar 2015 @ 181	115,910
4,000	SPDR S&P 500 ETF Trust, Put, Mar 2015 @ 202	2,880,000
1,075	Talisman Energy, Inc., Put, Jan 2016 @ 3	5,375	[f]
275	Time Warner Cable, Inc., Put, Jan 2016 @ 140	503,250
269	T-Mobile US, Inc., Put, Jan 2016 @ 27	$60,525
		4,626,252
Total Purchased Options (Cost $7,324,917)		6,475,400

Number of Shares

Short-Term Investments (19.1%)

Capital Market (0.2%)
74,936	AP Alternative Assets LP	2,322,267	Ø

Money Market Fund (18.9%)
291,635,950	Morgan Stanley Institutional Liquidity Fund	291,635,950

Total Short-Term Investments (Cost $293,854,212)		293,958,217

Total Long Positions (101.5%) (Cost $1,581,425,404)		1,562,328,573	##

Cash, receivable and other assets, less liabilities (24.6%)		379,173,188	Ø±†††

Short Positions (see summary below) ((26.1)%)		(401,901,262)

Total Net Assets (100.0%)		$1,539,600,499

Number Of
Shares		Value†

Short Positions ((26.1)%)

Common Stocks Sold Short (16.5%)£ØØ

Aerospace & Defense (0.1%)
(11,975)	Esterline Technologies Corp.	(1,342,278)	*

Airlines (0.0%)
(624)	American Airlines Group, Inc.	(30,626)

Automobiles (0.1%)
(31,400)	Honda Motor Co. Ltd.	(947,487)
(112,300)	Nissan Motor Co. Ltd.	(957,607)
		(1,905,094)
Banks (0.3%)
(6,805)	BB&T Corp.	(240,148)
(25,990)	First Midwest Bancorp, Inc.	(400,246)
(19,939)	FirstMerit Corp.	(326,701)
(4,455)	M&T Bank Corp.	(504,128)
(16,442)	PrivateBancorp, Inc.	(498,850)
(12,195)	Royal Bank of Canada	(690,115)
(23,500)	US Bancorp	(984,885)
(11,038)	Wintrust Financial Corp.	(479,822)
		(4,124,895)
Beverages (0.2%)
(19,600)	Dr. Pepper Snapple Group, Inc.	$(1,514,492)
(39,297)	The Coca-Cola Co.	(1,617,858)

Biotechnology (0.2%)
(39,601)	Keryx Biopharmaceuticals, Inc.	(481,548)	*
(19,537)	OvaScience, Inc.	(849,078)	*
(5,506)	Regeneron Pharmaceuticals, Inc.	(2,294,130)	*
(8,860)	Seattle Genetics, Inc.	(276,078)	*
		(3,900,834)
Building Products (0.1%)
(45,700)	LIXIL Group Corp.	(890,422)

Capital Markets (0.3%)
(32,657)	Credit Suisse Group AG	(687,621)	*
(34,430)	Deutsche Bank AG	(999,422)
(56,400)	LPL Financial Holdings, Inc.	(2,320,860)
(159,869)	PennantPark Investment Corp.	(1,341,301)
		(5,349,204)
Chemicals (0.7%)
(42,000)	Cabot Corp.	(1,781,220)
(18,492)	International Flavors & Fragrances, Inc.	(1,962,186)
(170,000)	Kaneka Corp.	(1,037,611)
(40,300)	Kuraray Co. Ltd.	(506,043)
(36,800)	OM Group, Inc.	(1,030,400)
(20,800)	Praxair, Inc.	(2,508,272)
(15,800)	WR Grace & Co.	(1,369,544)	*
		(10,195,276)
Commercial Services & Supplies (0.3%)
(38,243)	HNI Corp.	(1,883,468)
(27,027)	iPayment, Inc.	(97,973)	*fN
(15,234)	Stericycle, Inc.	(2,000,072)	*
		(3,981,513)
Communications Equipment (0.1%)
(36,000)	CommScope Holding Co., Inc.	(1,011,780)	*

Construction & Engineering (0.1%)
(43,200)	Quanta Services, Inc.	(1,143,936)	*

Distributors (0.1%)
(15,000)	Genuine Parts Co.	(1,394,100)

Diversified Consumer Services (0.0%)
(12,617)	Weight Watchers International, Inc.	(208,938)	*

Diversified Telecommunication Services (0.6%)
(127,890)	AT&T, Inc.	(4,210,139)
(2,584,944)	Telecom Italia SpA	(3,003,621)	*
(35,212)	Verizon Communications, Inc.	$(1,609,541)
		(8,823,301)
Electric Utilities (0.2%)
(40,101)	CEZ AS	(938,614)
(47,892)	Fortum OYJ	(1,021,573)
(11,124)	NextEra Energy, Inc.	(1,215,186)
		(3,175,373)
Electrical Equipment (0.1%)
(23,200)	Emerson Electric Co.	(1,321,008)

Electronic Equipment, Instruments & Components (0.4%)
(28,882)	Anixter International, Inc.	(2,176,548)	*
(6,100)	Hirose Electric Co. Ltd.	(730,894)
(39,000)	Ibiden Co. Ltd.	(586,301)
(270,700)	Japan Display, Inc.	(948,642)	*
(16,300)	Kyocera Corp.	(717,439)
(6,500)	Ryosan Co. Ltd.	(137,976)
(65,900)	Taiyo Yuden Co. Ltd.	(817,748)
(49,900)	Yaskawa Electric Corp.	(637,921)
		(6,753,469)
Energy Equipment & Services (0.1%)
(21,345)	Halliburton Co.	(853,587)
(56,199)	Subsea 7 SA	(478,058)
		(1,331,645)
Food & Staples Retailing (0.6%)
(22,558)	CVS Health Corp.	(2,214,293)
(18,800)	United Natural Foods, Inc.	(1,452,864)	*
(30,195)	Walgreens Boots Alliance, Inc.	(2,226,881)
(35,665)	Wal-Mart Stores, Inc.	(3,030,812)
		(8,924,850)
Food Products (0.3%)
(6,600)	Ezaki Glico Co. Ltd.	(270,332)
(30,906)	General Mills, Inc.	(1,621,947)
(14,600)	House Foods Group, Inc.	(292,093)
(9,075)	Ingredion, Inc.	(731,808)
(22,500)	Kewpie Corp.	(522,409)
(23,700)	McCormick & Co., Inc.	(1,691,943)
		(5,130,532)
Health Care Equipment & Supplies (1.4%)
(51,510)	Abbott Laboratories	(2,305,587)
(29,307)	Baxter International, Inc.	(2,060,575)
(38,940)	Becton Dickinson and Co.	(5,376,835)
(47,396)	Getinge AB Class B	(1,168,193)
(39,200)	Haemonetics Corp.	(1,552,320)	*
(30,195)	Medtronic PLC	(2,155,923)
(26,643)	STERIS Corp.	$(1,737,656)
(23,083)	Stryker Corp.	(2,101,707)
(17,900)	Sysmex Corp.	(799,901)
(11,628)	Tornier NV	(281,049)	*
(6,510)	William Demant Holding A/S	(494,218)	*
(20,426)	Zimmer Holdings, Inc.	(2,289,755)
		(22,323,719)
Health Care Providers & Services (1.7%)
(31,972)	Acadia Healthcare Co., Inc.	(1,846,383)	*
(23,091)	AmerisourceBergen Corp.	(2,194,799)
(44,393)	Community Health Systems, Inc.	(2,089,578)	*
(25,750)	DaVita HealthCare Partners, Inc.	(1,932,795)	*
(58,615)	Envision Healthcare Holdings, Inc.	(2,015,184)	*
(26,998)	Express Scripts Holding Co.	(2,179,009)	*
(33,028)	HCA Holdings, Inc.	(2,338,382)	*
(48,846)	HealthSouth Corp.	(2,154,109)
(20,857)	Laboratory Corp. of America Holdings	(2,393,966)	*
(10,657)	McKesson Corp.	(2,266,211)
(20,419)	UnitedHealth Group, Inc.	(2,169,519)
(21,309)	Universal Health Services, Inc. Class B	(2,184,812)
		(25,764,747)
Household Durables (0.2%)
(24,686)	Electrolux AB Series B	(759,798)
(37,141)	Lennar Corp. Class A	(1,668,002)
(50,700)	Nikon Corp.	(643,297)
		(3,071,097)
Household Products (0.2%)
(10,400)	Spectrum Brands Holdings, Inc.	(932,672)
(17,600)	The Clorox Co.	(1,878,096)
		(2,810,768)
Industrial Conglomerates (0.2%)
(26,643)	Danaher Corp.	(2,194,850)
(15,550)	Siemens AG ADR	(1,626,375)
		(3,821,225)
Insurance (0.2%)
(14,800)	Assurant, Inc.	(939,948)
(20,550)	The Travelers Cos., Inc.	(2,112,951)
		(3,052,899)
Internet & Catalog Retail (0.1%)
(19,704)	Expedia, Inc.	(1,693,165)

Internet Software & Services (0.3%)
(40,311)	Alibaba Group Holding Ltd. ADR	(3,590,904)	*
(26,404)	Web.com Group, Inc.	(398,964)	*
		(3,989,868)
IT Services (0.0%)
(27,700)	The Western Union Co.	$(470,900)

Leisure Products (0.0%)
(25,092)	Mattel, Inc.	(674,975)

Life Sciences Tools & Services (0.2%)
(17,762)	Thermo Fisher Scientific, Inc.	(2,223,980)
(60,600)	VWR Corp.	(1,464,096)	*
		(3,688,076)
Machinery (1.0%)
(17,580)	Aalberts Industries NV	(506,316)
(12,816)	Caterpillar, Inc.	(1,024,895)
(10,050)	Cummins, Inc.	(1,401,573)
(27,462)	Deere & Co.	(2,339,488)
(16,246)	Dover Corp.	(1,137,870)
(51,900)	Hitachi Construction Machinery Co. Ltd.	(959,505)
(16,000)	Illinois Tool Works, Inc.	(1,489,440)
(59,099)	Kone OYJ Class B	(2,665,495)
(41,000)	Kubota Corp.	(608,661)
(6,200)	Parker-Hannifin Corp.	(722,052)
(16,600)	Pentair PLC	(1,026,046)
(18,838)	Tennant Co.	(1,228,426)
		(15,109,767)
Marine (0.1%)
(496)	AP Moeller - Maersk A/S Class B	(1,002,292)

Media (0.8%)
(1,440)	Cengage Learning Acquisitions, Inc.	(31,680)	*fN
(82,126)	Comcast Corp. Class A	(4,364,586)
(173,688)	Dex Media, Inc.	(1,177,605)	*
(48,025)	Discovery Communications, Inc. Class A	(1,392,004)	*
(107,200)	Hakuhodo DY Holdings, Inc.	(1,065,517)
(19,300)	Omnicom Group, Inc.	(1,405,040)
(19,200)	Rentrak Corp.	(1,477,056)	*
(72,100)	The Interpublic Group of Cos., Inc.	(1,437,674)
		(12,351,162)
Metals & Mining (0.1%)
(174,300)	ArcelorMittal	(1,680,252)

Multiline Retail (0.5%)
(4,251)	Dillard's, Inc. Class A	(482,914)
(51,535)	Dollar Tree, Inc.	(3,664,138)	*
(260,344)	JC Penney Co., Inc.	(1,892,701)	*
(15,050)	Target Corp.	(1,107,830)
		(7,147,583)
Multi-Utilities (0.1%)
(39,518)	Wisconsin Energy Corp.	(2,203,919)

Oil, Gas & Consumable Fuels (0.3%)
(33,100)	Exxon Mobil Corp.	$(2,893,602)
(40,734)	Statoil ASA	(682,143)
(5,773)	Targa Resources Corp.	(501,270)
		(4,077,015)
Pharmaceuticals (0.7%)
(32,800)	AbbVie, Inc.	(1,979,480)
(4,832)	Actavis PLC	(1,287,921)	*
(2,802)	Allergan, Inc.	(614,367)
(74,586)	Catalent, Inc.	(2,060,065)	*
(22,203)	Johnson & Johnson	(2,223,409)
(23,091)	Novartis AG ADR	(2,249,063)
		(10,414,305)
Real Estate Investment Trusts (1.0%)
(173,679)	Inland Real Estate Corp.	(1,976,467)
(31,308)	National Retail Properties, Inc.	(1,341,234)
(16,594)	Omega Healthcare Investors, Inc.	(727,813)
(14,533)	Post Properties, Inc.	(882,880)
(29,465)	PS Business Parks, Inc.	(2,478,301)
(42,626)	Realty Income Corp.	(2,315,018)
(24,087)	Regency Centers Corp.	(1,651,405)
(86,187)	Retail Opportunity Investments Corp.	(1,522,924)
(27,642)	Taubman Centers, Inc.	(2,265,262)
		(15,161,304)
Real Estate Management & Development (0.0%)
(20,913)	Altisource Portfolio Solutions SA	(424,116)	*

Road & Rail (0.2%)
(27,336)	Knight Transportation, Inc.	(778,802)
(18,872)	Old Dominion Freight Line, Inc.	(1,323,305)	*
(55,719)	Werner Enterprises, Inc.	(1,589,663)
		(3,691,770)
Semiconductors & Semiconductor Equipment (0.2%)
(37,090)	Cypress Semiconductor Corp.	(546,336)	*
(83,200)	Fairchild Semiconductor International, Inc.	(1,277,120)	*
(1)	Qorvo, Inc.	(60)	*
(3,387)	Tokyo Electron Ltd. ADR	(59,103)
(25,900)	Xilinx, Inc.	(999,093)
		(2,881,712)
Software (0.4%)
(38,050)	CommVault Systems, Inc.	(1,658,219)	*
(26,378)	NetScout Systems, Inc.	(946,970)	*
(15,350)	SAP SE ADR	(1,003,276)
(23,200)	Workday, Inc. Class A	(1,843,472)	*
		(5,451,937)
Specialty Retail (0.8%)
(77,600)	Abercrombie & Fitch Co. Class A	$(1,980,352)
(2,465)	AutoZone, Inc.	(1,471,506)	*
(74,672)	Barnes & Noble, Inc.	(1,754,045)	*
(27,300)	Foot Locker, Inc.	(1,452,906)
(16,800)	Group 1 Automotive, Inc.	(1,350,552)
(72,300)	Guess?, Inc.	(1,357,794)
(54,291)	Hennes & Mauritz AB Class B	(2,233,357)
		(11,600,512)
Technology Hardware, Storage & Peripherals (0.3%)
(30,100)	Canon, Inc.	(952,227)
(37,919)	Diebold, Inc.	(1,183,073)
(16,400)	EMC Corp.	(425,252)
(35,066)	Seagate Technology PLC	(1,979,125)
		(4,539,677)
Textiles, Apparel & Luxury Goods (0.1%)
(11,584)	Coach, Inc.	(430,809)
(20,050)	Michael Kors Holdings Ltd.	(1,419,339)	*
		(1,850,148)
Tobacco (0.1%)
(30,713)	Reynolds American, Inc.	(2,086,948)

Trading Companies & Distributors (0.4%)
(61,667)	Fastenal Co.	(2,738,015)
(6,450)	MSC Industrial Direct Co., Inc. Class A	(484,201)
(12,302)	WW Grainger, Inc.	(2,901,304)
		(6,123,520)
Wireless Telecommunication Services (0.0%)
(12,262)	Vodafone Group PLC ADR	(430,764)

Total Common Stocks Sold Short (Proceeds $(258,290,055))		(253,661,566)

Exchange Traded Funds Sold Short (9.1%)£ØØ
(72,461)	Alerian MLP ETF	(1,239,083)
(139,142)	Energy Select Sector SPDR Fund	(10,512,178)
(84,215)	Financial Select Sector SPDR Fund	(1,937,787)
(36,430)	Health Care Select Sector SPDR Fund	(2,523,506)
(13,505)	iShares Nasdaq Biotechnology ETF	(4,343,883)
(181,332)	iShares Russell 2000 ETF	(20,980,112)
(187,356)	iShares U.S. Real Estate ETF	(15,218,928)
(110,848)	Materials Select Sector SPDR Fund	(5,286,341)
(53,924)	Powershares QQQ Trust Series 1	(5,451,716)
(219,334)	SPDR S&P 500 ETF Trust	(43,750,553)
(97,115)	SPDR S&P MidCap 400 ETF Trust	(25,353,813)
(42,736)	Vanguard REIT ETF	$(3,698,801)

Total Exchange Traded Funds Sold Short (Proceeds $(136,546,008))		(140,296,701)

Principal Amount

Corporate Debt Securities Sold Short(0.5%)£ØØ

Commercial Services & Supplies (0.0%)
$(275,000)	ACCO Brands Corp., 6.75%, due 4/30/20	(295,625)

Health Care Providers & Services (0.1%)
(650,000)	HCA, Inc., 5.88%, due 5/1/23	(708,500)

IT Services (0.1%)
(431,775)	iPayment, Inc., 9.50%, due 12/15/19	(397,233)	ñ
(898,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(502,880)	ñ
		(900,113)
Metals & Mining (0.0%)
(436,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(287,760)

Oil, Gas & Consumable Fuels (0.1%)
(450,000)	Access Midstream Partners LP, 4.88%, due 5/15/23	(468,000)
(322,000)	Encana Corp., 5.90%, due 12/1/17	(350,751)
(365,000)	Rice Energy, Inc., 6.25%, due 5/1/22	(355,875)
(1,028,000)	SESI LLC, 7.13%, due 12/15/21	(1,040,850)
		(2,215,476)
Specialty Retail (0.2%)
(3,000,000)	Staples, Inc., 4.38%, due 1/12/23	(3,082,761)

Telecommunications (0.0%)
(1,029,000)	NII Capital Corp., 10.00%, due 8/15/16	(452,760)	≠

Total Corporate Debt Securities Sold Short (Proceeds $(8,023,329))		(7,942,995)

Total Short Positions (Proceeds $(402,859,392))		(401,901,262)
See Notes to Schedule of Investments

January 31, 2015
Schedule of Investments Neuberger Berman Long Short Multi- Manager Fund (Unaudited)

Number of Shares		Value†

Long Positions (99.0%)

Common Stocks (73.1%)

Aerospace & Defense (1.3%)

6,440	Exelis, Inc.	$110,188	Ø
440	MacDonald Dettwiler & Associates Ltd.	32,321	Ø
2,300	United Technologies Corp.	263,994	Ø
		406,503
Auto Components (1.0%)
3,319	American Axle & Manufacturing Holdings, Inc.	80,818	*Ø
81	Continental AG	18,277	Ø
2,461	Delphi Automotive PLC	169,145	Ø
403	Lear Corp.	40,441
		308,681
Banks (1.7%)
9,700	Bank of America Corp.	146,955	£Ø
35,514	China Construction Bank Corp. Class H	28,428	Ø
61,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	37,339	Ø
14,800	Mitsubishi UFJ Financial Group, Inc.	78,651	Ø
57,200	Mizuho Financial Group, Inc.	93,529	Ø
2,600	Sumitomo Mitsui Financial Group, Inc.	87,248	Ø
18,000	Sumitomo Mitsui Trust Holdings, Inc.	63,297	Ø
		535,447
Beverages (0.8%)
13,808	Ambev SA	90,724	Ø
1,950	PepsiCo, Inc.	182,871	Ø
		273,595
Biotechnology (2.8%)
141	Actelion Ltd.	15,575	*Ø
257	Biogen Idec, Inc.	100,014	*
1,467	BioMarin Pharmaceutical, Inc.	142,534	*
1,834	Cepheid	103,639	*
1,467	Incyte Corp.	116,935	*Ø
1,467	Receptos, Inc.	161,619	*
920	United Therapeutics Corp.	129,840	*£
1,137	Vertex Pharmaceuticals, Inc.	125,229	*
		895,385
Building Products (0.1%)
1,500	LIXIL Group Corp.	29,226	Ø

Capital Markets (3.4%)
12,047	Apollo Global Management LLC Class A	299,609	Ø
27,671	Apollo Investment Corp.	$197,018	Ø
2,562	Azimut Holding SpA	59,723	Ø
544	Capital Southwest Corp.	23,669	£
1,700	Jafco Co. Ltd.	55,695	Ø
1,996	Morgan Stanley	67,485	Ø
12,000	Nomura Holdings, Inc.	63,800	Ø
5,555	Solar Capital Ltd.	102,656
4,102	The Blackstone Group LP	153,169
390	The Goldman Sachs Group, Inc.	67,240	Ø
		1,090,064
Chemicals (2.4%)
2,525	Air Products & Chemicals, Inc.	367,665	Ø
3,000	Asahi Kasei Corp.	29,628	Ø
1,470	Monsanto Co.	173,431	£Ø
3,400	Nissan Chemical Industries Ltd.	62,598	Ø
1,000	Nitto Denko Corp.	59,698	Ø
1,100	Shin-Etsu Chemical Co. Ltd.	72,836	Ø
17,000	Ube Industries Ltd.	25,460	Ø
		791,316
Commercial Services & Supplies (2.1%)
19,085	Covanta Holding Corp.	390,097	Ø
4,967	Steelcase, Inc. Class A	83,843
5,150	Tyco International PLC	210,172	Ø
		684,112
Communications Equipment (0.9%)
5,483	Juniper Networks, Inc.	124,629
2,750	Motorola Solutions, Inc.	171,627	Ø
		296,256
Construction & Engineering (0.3%)
15,000	Taisei Corp.	87,008	Ø

Containers & Packaging (0.3%)
14,786	Nampak Ltd.	53,903	Ø
11,839	Pact Group Holdings Ltd.	43,382	Ø
		97,285
Diversified Consumer Services (0.7%)
9,725	Regis Corp.	153,169	*Ø
2,183	Service Corp. International	49,401
656	Stonemor Partners LP	18,525
		221,095
Diversified Financial Services (0.2%)
5,900	ORIX Corp.	67,796	Ø

Diversified Telecommunication Services (1.0%)
23,080	Koninklijke KPN NV	71,234	Ø
137,592	Telecom Italia SpA	$129,937	Ø
5,801	Vivendi SA	137,179	*Ø
		338,350
Electric Utilities (3.3%)
2,130	ALLETE, Inc.	120,665	Ø
3,538	American Electric Power Co., Inc.	222,222
7,413	Enel SpA	33,495	Ø
2,352	OGE Energy Corp.	82,743	Ø
1,280	Pinnacle West Capital Corp.	89,830	Ø
1,066	Portland General Electric Co.	42,320	Ø
11,708	PPL Corp.	415,634	Ø
4,100	The Kansai Electric Power Co., Inc.	39,643	*Ø
931	Xcel Energy, Inc.	34,940	Ø
		1,081,492
Electrical Equipment (0.2%)
800	Nidec Corp.	54,438	Ø

Electronic Equipment, Instruments & Components (0.9%)
2,500	Belden, Inc.	207,350	Ø
3,000	Hitachi Ltd.	22,656	Ø
100	Keyence Corp.	46,744	Ø
2,700	Nichicon Corp.	20,551	Ø
		297,301
Food & Staples Retailing (1.5%)
2,213	CVS Health Corp.	217,228	Ø
357	Sysco Corp.	13,984	£
3,375	Walgreens Boots Alliance, Inc.	248,906	£Ø
		480,118
Food Products (0.2%)
437	Kellogg Co.	28,658	£
1,601	Oceana Group Ltd.	14,744	Ø
271	The JM Smucker Co.	27,954	£
		71,356
Health Care Equipment & Supplies (2.4%)
3,583	Alere, Inc.	145,792	Ø
397	Baxter International, Inc.	27,913	£
1,023	Edwards Lifesciences Corp.	128,233	*
800	ICU Medical, Inc.	66,864	*Ø
264	Intuitive Surgical, Inc.	130,543	*Ø
4,768	Smith & Nephew PLC ADR	170,694
727	The Cooper Cos., Inc.	114,612
		784,651
Health Care Providers & Services (4.3%)
9,307	Accretive Health, Inc.	54,446	*Ø
45,891	BioScrip, Inc.	263,873	*Ø
9,128	Brookdale Senior Living, Inc.	$308,070	*Ø
1,611	Centene Corp.	175,857	*
314	Fresenius SE & Co. KGaA	17,972	Ø
2,934	Health Net, Inc.	158,935	*Ø
951	Humana, Inc.	139,264	Ø
2,721	Mediclinic International Ltd.	26,905	Ø
2,489	Molina Healthcare, Inc.	126,715	*
7,300	Odontoprev SA	28,104	Ø
1,137	WellCare Health Plans, Inc.	82,831	*Ø
		1,382,972
Health Care Technology (0.2%)
3,225	MedAssets, Inc.	59,695	*

Hotels, Restaurants & Leisure (3.4%)
5,590	Accor SA	277,918	Ø
7,575	Aramark	237,249	Ø
6,950	Bloomin' Brands, Inc.	171,769	*Ø
7,573	Boyd Gaming Corp.	98,903	*
4,575	Cedar Fair LP	248,514
342	McDonald's Corp.	31,615	£
2,566	MGM Resorts International	49,986	*
		1,115,954
Household Durables (0.3%)
400	Rinnai Corp.	26,774	Ø
2,400	Sony Corp.	56,451	Ø
		83,225
Independent Power & Renewable Electricity Producers (1.3%)
14,168	AES Corp.	173,133	Ø
5,675	EDP Renovaveis SA	37,935	Ø
8,269	NRG Energy, Inc.	203,913	Ø
		414,981
Industrial Conglomerates (0.8%)
108,190	Alliance Global Group, Inc.	61,146	Ø
1,375	Carlisle Cos., Inc.	123,310
15,000	Toshiba Corp.	59,979	Ø
		244,435
Insurance (1.4%)
2,000	American International Group, Inc.	97,740	Ø
10,551	Assured Guaranty Ltd.	257,656	Ø
8,619	Insurance Australia Group Ltd.	42,696	Ø
1,202	Sampo OYJ Class A	58,215	Ø
		456,307
Internet Software & Services (0.8%)
2,600	AOL, Inc.	112,450	*
713	Equinix, Inc.	$154,621	Ø
		267,071
Life Sciences Tools & Services (0.5%)
1,300	Thermo Fisher Scientific, Inc.	162,773

Machinery (0.5%)
6,500	Amada Co. Ltd.	59,241	Ø
200	FANUC Corp.	33,588	Ø
1,500	Komatsu Ltd.	29,414	Ø
1,000	Makita Corp.	44,357	Ø
		166,600
Marine (0.1%)
9,000	Nippon Yusen KK	26,758	Ø

Media (2.6%)
5,925	CBS Corp. Class B	324,749	Ø
750	Charter Communications, Inc. Class A	113,336	*Ø
910	Cineplex, Inc.	32,362	Ø
3,647	Liberty Global PLC Series C	166,267	Ø
6,454	Mediaset SpA	29,308	*Ø
1,892	Time Warner, Inc.	147,444	Ø
430	Viacom, Inc. Class B	27,701
		841,167
Metals & Mining (0.1%)
14,000	Nippon Steel & Sumitomo Metal Corp.	32,722	Ø

Multiline Retail (0.5%)
1,875	Dollar Tree, Inc.	133,313	*Ø
5,000	Takashimaya Co. Ltd.	43,855	Ø
		177,168
Multi-Utilities (0.4%)
1,080	CMS Energy Corp.	40,748	Ø
1,303	Dominion Resources, Inc.	100,188	Ø
		140,936
Oil, Gas & Consumable Fuels (4.6%)
6,375	Cameco Corp.	89,378	Ø
6,493	Cheniere Energy Partners LP	205,828
10,045	Cheniere Energy Partners LP Holdings LLC	230,131	Ø
3,862	GasLog Ltd.	67,546	Ø
3,470	Golar LNG Ltd.	98,409	Ø
5,783	Kinder Morgan, Inc.	237,392	Ø
1,581	SemGroup Corp. Class A	106,449	£Ø
1,513	Targa Resources Corp.	131,374
7,551	The Williams Cos., Inc.	331,187	£Ø
		1,497,694
Pharmaceuticals (8.7%)
595	Actavis PLC	$158,591	*Ø
3,219	Akorn, Inc.	137,065	*Ø
560	Bayer AG	80,658	Ø
1,684	Endo International PLC	134,063	*
2,238	GlaxoSmithKline PLC ADR	98,472
3,118	Hospira, Inc.	197,775	*Ø
3,515	Impax Laboratories, Inc.	128,895	*
1,550	Johnson & Johnson	155,217	Ø
1,725	Mallinckrodt PLC	182,833	*
4,035	Mylan, Inc.	214,460	*Ø
1,650	Novartis AG ADR	160,710
293	Novartis AG	28,554	Ø
1,550	Perrigo Co. PLC	235,197	Ø
477	Shire PLC ADR	104,587
3,862	Teva Pharmaceutical Industries Ltd. ADR	219,593	£Ø
6,382	The Medicines Co.	182,972	*
660	Valeant Pharmaceuticals International, Inc.	105,580	*
7,092	Zoetis, Inc.	303,041	£Ø
		2,828,263
Professional Services (0.1%)
882	Randstad Holding NV	46,361	Ø

Real Estate Investment Trusts (3.4%)
5,696	Apollo Commercial Real Estate Finance, Inc.	94,155
2,474	CyrusOne, Inc.	69,396
3,656	Gaming and Leisure Properties, Inc.	119,295	Ø
22,839	Hersha Hospitality Trust	152,565	Ø
12,579	NorthStar Realty Finance Corp.	237,869	Ø
4,300	Outfront Media, Inc.	121,905	Ø
928	Simon Property Group, Inc.	184,356	Ø
4,855	STAG Industrial, Inc.	127,201	Ø
		1,106,742
Real Estate Management & Development (2.1%)
800	Altus Group Ltd.	11,830	Ø
9,876	CBRE Group, Inc. Class A	319,390	*Ø
4,800	Daiwa House Industry Co. Ltd.	88,395	Ø
6,344	DO Deutsche Office AG	25,536	*
5,150	Kennedy Wilson Europe Real Estate PLC	80,672
2,000	Mitsubishi Estate Co. Ltd.	40,241	Ø
21,977	Pruksa Real Estate PCL	21,579	Ø
7,000	Tokyo Tatemono Co. Ltd.	47,258	Ø
7,000	Tokyu Fudosan Holdings Corp.	43,386	Ø
		678,287
Road & Rail (1.9%)
10,061	Roadrunner Transportation Systems, Inc.	$204,440	*Ø
738	Ryder System, Inc.	61,099
8,057	Swift Transportation Co.	198,041	*Ø
1,400	Union Pacific Corp.	164,094	Ø
		627,674
Semiconductors & Semiconductor Equipment (1.2%)
4,250	Broadcom Corp. Class A	180,349	Ø
1,326	Maxim Integrated Products, Inc.	43,877	£
3,275	Micron Technology, Inc.	95,843	*
10,000	SCREEN Holdings Co. Ltd.	59,383	Ø
		379,452
Software (2.6%)
200	Nintendo Co. Ltd.	19,292	Ø
1,900	Oracle Corp.	79,591	Ø
7,825	PTC, Inc.	261,433	*Ø
8,930	Verint Systems, Inc.	476,683	*Ø
		836,999
Specialty Retail (2.5%)
7,200	American Eagle Outfitters, Inc.	101,088	Ø
7,225	ANN, Inc.	239,148	*Ø
2,100	Lowe's Cos., Inc.	142,296
800	Sanrio Co. Ltd.	19,823	Ø
3,100	The Gap, Inc.	127,689	Ø
1,371	Tiffany & Co.	118,783	Ø
1,700	United Arrows Ltd.	48,319	Ø
		797,146
Technology Hardware, Storage & Peripherals (0.6%)
2,500	Ricoh Co. Ltd.	24,388	Ø
1,815	Western Digital Corp.	176,473	Ø
		200,861
Textiles, Apparel & Luxury Goods (0.5%)
1,450	PVH Corp.	159,877	Ø

Thrifts & Mortgage Finance (0.0%)
6,043	Federal National Mortgage Association	13,597	*Ø

Trading Companies & Distributors (0.1%)
1,300	Mitsubishi Corp.	22,679	Ø

Water Utilities (0.1%)
4,820	Cia de Saneamento Basico do Estado de Sao Paulo	23,891	Ø

Total Common Stocks (Cost $23,637,078)		23,683,762

Preferred Stocks (0.5%)
	Banks (0.4%)

11,804	National Bank of Greece SA , Ser. A, 9.00%	$117,332	*Ø

Real Estate Investment Trusts (0.1%)

1,266	American Realty Capital Properties, Inc. , Ser. F, 6.70%	29,207	Ø

Thrifts & Mortgage Finance (0.0%)

4,202	Federal Home Loan Mortgage Corp. , Ser. Z, 8.38%	17,228	*Øμ

Total Preferred Stocks (Cost $278,409)		163,767

Exchange Traded Funds (1.3%)
2,677	iPATH S&P 500 VIX Short-Term Futures ETN	98,674	*
13,450	PowerShares DB U.S. Dollar Index Bullish Fund	337,998	*Ø

Total Exchange Traded Funds (Cost $386,327)		436,672

	Number of Shares

Short-Term Investments (24.0%)

Capital Markets (0.4%)
4,149	AP Alternative Assets LP	128,577

Money Market Fund (23.6%)

7,648,475	Morgan Stanley Institutional Liquidity Fund
		7,648,475	Ø
Total Short-Term Investments (Cost $7,773,827)		7,777,052

Total Long Positions (99.0%) (Cost $32,075,641)		32,061,253

Cash, receivable and other assets, less liabilities (39.5%)		12,793,731	Ø†††

Short Positions (see summary below) ((38.5)%)		(12,478,945)

Total Net Assets (100.0%)		$32,376,039

Number Of Shares		Value†

Short Positions ((38.5)%)

Common Stocks Sold Short (34.8%)£ØØ

Aerospace & Defense (0.2%)

(675)	Esterline Technologies Corp.	$(75,661)	*

Automobiles (0.2%)
(1,100)	Honda Motor Co. Ltd.	(33,192)
(4,100)	Nissan Motor Co. Ltd.	(34,962)
		(68,154)
Banks (0.4%)
(1,450)	First Midwest Bancorp, Inc.	(22,330)
(1,112)	FirstMerit Corp.	(18,220)
(917)	PrivateBancorp, Inc.	(27,822)
(670)	US Bancorp	(28,080)
(616)	Wintrust Financial Corp.	$(26,777)
		(123,229)
Beverages (0.5%)
(1,100)	Dr. Pepper Snapple Group, Inc.	(84,997)
(1,669)	The Coca-Cola Co.	(68,713)
		(153,710)
Biotechnology (0.5%)
(1,133)	Keryx Biopharmaceuticals, Inc.	(13,777)	*
(807)	OvaScience, Inc.	(35,072)	*
(228)	Regeneron Pharmaceuticals, Inc.	(94,999)	*
(254)	Seattle Genetics, Inc.	(7,915)	*
		(151,763)
Building Products (0.1%)
(1,300)	LIXIL Group Corp.	(25,329)

Capital Markets (0.8%)
(930)	Credit Suisse Group AG	(19,582)	*
(979)	Deutsche Bank AG	(28,418)
(3,200)	LPL Financial Holdings, Inc.	(131,680)
(8,850)	PennantPark Investment Corp.	(74,252)
		(253,932)
Chemicals (1.5%)
(2,375)	Cabot Corp.	(100,724)
(528)	International Flavors & Fragrances, Inc.	(56,026)
(7,000)	Kaneka Corp.	(42,725)
(1,400)	Kuraray Co. Ltd.	(17,580)
(2,025)	OM Group, Inc.	(56,700)
(1,175)	Praxair, Inc.	(141,693)
(875)	WR Grace & Co.	(75,845)	*
		(491,293)
Commercial Services & Supplies (0.6%)
(2,133)	HNI Corp.	(105,050)
(629)	Stericycle, Inc.	(82,582)	*
		(187,632)
Communications Equipment (0.2%)
(2,100)	CommScope Holding Co., Inc.	(59,020)	*

Construction & Engineering (0.2%)
(2,425)	Quanta Services, Inc.	(64,214)	*

Distributors (0.2%)
(850)	Genuine Parts Co.	(78,999)

Diversified Telecommunication Services (1.1%)
(4,508)	AT&T, Inc.	(148,403)
(108,908)	Telecom Italia SpA	(126,548)	*
(1,494)	Verizon Communications, Inc.	(68,291)
		(343,242)
Electric Utilities (0.8%)
(1,148)	CEZ AS	$(26,870)
(1,371)	Fortum OYJ	(29,244)
(2,784)	Iberdrola SA	(19,216)
(382)	IDACORP, Inc.	(25,942)
(2,181)	Otter Tail Corp.	(67,437)
(1,537)	The Southern Co.	(77,957)
		(246,666)
Electrical Equipment (0.2%)
(1,325)	Emerson Electric Co.	(75,446)

Electronic Equipment, Instruments & Components (0.9%)
(1,599)	Anixter International, Inc.	(120,501)	*
(200)	Hirose Electric Co. Ltd.	(23,964)
(1,400)	Ibiden Co. Ltd.	(21,047)
(9,800)	Japan Display, Inc.	(34,343)	*
(600)	Kyocera Corp.	(26,409)
(200)	Ryosan Co. Ltd.	(4,245)
(2,300)	Taiyo Yuden Co. Ltd.	(28,540)
(1,800)	Yaskawa Electric Corp.	(23,011)
		(282,060)
Energy Equipment & Services (0.0%)
(1,600)	Subsea 7 SA	(13,610)

Food & Staples Retailing (1.3%)
(932)	CVS Health Corp.	(91,485)
(1,050)	United Natural Foods, Inc.	(81,144)	*
(1,247)	Walgreens Boots Alliance, Inc.	(91,966)
(2,008)	Wal-Mart Stores, Inc.	(170,640)
		(435,235)
Food Products (0.8%)
(200)	Ezaki Glico Co. Ltd.	(8,192)
(1,724)	General Mills, Inc.	(90,475)
(600)	House Foods Group, Inc.	(12,004)
(500)	Ingredion, Inc.	(40,320)
(800)	Kewpie Corp.	(18,575)
(1,350)	McCormick & Co., Inc.	(96,376)
		(265,942)
Gas Utilities (0.5%)
(360)	AGL Resources, Inc.	(20,297)
(709)	National Fuel Gas Co.	(44,972)
(1,005)	Northwest Natural Gas Co.	(50,159)
(494)	Piedmont Natural Gas Co., Inc.	(19,706)
(267)	Southwest Gas Corp.	(16,410)
		(151,544)
Health Care Equipment & Supplies (2.4%)
(2,128)	Abbott Laboratories	$(95,249)
(1,211)	Baxter International, Inc.	(85,145)
(646)	Becton Dickinson and Co.	(89,200)
(1,356)	Getinge AB Class B	(33,422)
(2,200)	Haemonetics Corp.	(87,120)	*
(1,247)	Medtronic PLC	(89,036)
(1,100)	STERIS Corp.	(71,742)
(953)	Stryker Corp.	(86,771)
(700)	Sysmex Corp.	(31,281)
(186)	William Demant Holding A/S	(14,121)	*
(844)	Zimmer Holdings, Inc.	(94,612)
		(777,699)
Health Care Providers & Services (3.0%)
(1,321)	Acadia Healthcare Co., Inc.	(76,288)	*
(954)	AmerisourceBergen Corp.	(90,678)
(1,834)	Community Health Systems, Inc.	(86,326)	*
(1,064)	DaVita HealthCare Partners, Inc.	(79,864)	*
(2,421)	Envision Healthcare Holdings, Inc.	(83,234)	*
(1,115)	Express Scripts Holding Co.	(89,992)	*
(1,364)	HCA Holdings, Inc.	(96,571)	*
(2,018)	HealthSouth Corp.	(88,994)
(440)	McKesson Corp.	(93,566)
(844)	UnitedHealth Group, Inc.	(89,675)
(880)	Universal Health Services, Inc. Class B	(90,226)
		(965,414)
Household Durables (0.1%)
(706)	Electrolux AB Series B	(21,729)
(1,900)	Nikon Corp.	(24,108)
		(45,837)
Household Products (0.4%)
(294)	Spectrum Brands Holdings, Inc.	(26,366)
(1,000)	The Clorox Co.	(106,710)
		(133,076)
Industrial Conglomerates (0.6%)
(1,100)	Danaher Corp.	(90,618)
(900)	Siemens AG ADR	(94,131)
		(184,749)
Insurance (0.5%)
(423)	Assurant, Inc.	(26,865)
(1,175)	The Travelers Cos., Inc.	(120,813)
		(147,678)
Internet Software & Services (0.1%)
(1,473)	Web.com Group, Inc.	(22,257)	*

IT Services (0.0%)
(794)	The Western Union Co.	$(13,498)

Leisure Products (0.1%)
(1,399)	Mattel, Inc.	(37,633)

Life Sciences Tools & Services (0.5%)
(734)	Thermo Fisher Scientific, Inc.	(91,904)
(3,500)	VWR Corp.	(84,560)	*
		(176,464)
Machinery (2.3%)
(503)	Aalberts Industries NV	(14,487)
(715)	Caterpillar, Inc.	(57,179)
(600)	Cummins, Inc.	(83,676)
(1,227)	Deere & Co.	(104,528)
(899)	Dover Corp.	(62,966)
(1,900)	Hitachi Construction Machinery Co. Ltd.	(35,126)
(900)	Illinois Tool Works, Inc.	(83,781)
(2,509)	Kone OYJ Class B	(113,161)
(1,000)	Kubota Corp.	(14,845)
(375)	Parker-Hannifin Corp.	(43,673)
(950)	Pentair PLC	(58,720)
(1,043)	Tennant Co.	(68,014)
		(740,156)
Marine (0.1%)
(14)	AP Moeller - Maersk A/S Class B	(28,290)

Media (1.3%)
(1,284)	Comcast Corp. Class A	(68,238)
(2,775)	Discovery Communications, Inc. Class A	(80,433)	*
(3,100)	Hakuhodo DY Holdings, Inc.	(30,813)
(1,100)	Omnicom Group, Inc.	(80,080)
(1,075)	Rentrak Corp.	(82,700)	*
(4,100)	The Interpublic Group of Cos., Inc.	(81,754)
		(424,018)
Metals & Mining (0.3%)
(10,000)	ArcelorMittal	(96,400)

Multiline Retail (0.2%)
(122)	Dillard's, Inc. Class A	(13,859)
(875)	Target Corp.	(64,409)
		(78,268)
Multi-Utilities (2.5%)
(1,686)	Alliant Energy Corp.	(115,676)
(16)	Ameren Corp.	(725)
(2,601)	Avista Corp.	(96,575)
(2,331)	Consolidated Edison, Inc.	(161,492)
(974)	DTE Energy Co.	(87,329)
(533)	NorthWestern Corp.	$(30,786)
(680)	PG&E Corp.	(39,991)
(1,909)	Public Service Enterprise Group, Inc.	(81,476)
(3,485)	Wisconsin Energy Corp.	(194,358)
		(808,408)
Oil, Gas & Consumable Fuels (1.0%)
(1,875)	Exxon Mobil Corp.	(163,912)
(368)	ONEOK, Inc.	(16,203)
(3,583)	Spectra Energy Corp.	(119,816)
(1,158)	Statoil ASA	(19,392)
		(319,323)
Pharmaceuticals (1.2%)
(1,900)	AbbVie, Inc.	(114,665)
(3,081)	Catalent, Inc.	(85,097)	*
(917)	Johnson & Johnson	(91,828)
(954)	Novartis AG ADR	(92,920)
		(384,510)
Real Estate Investment Trusts (1.9%)
(9,630)	Inland Real Estate Corp.	(109,589)
(604)	National Retail Properties, Inc.	(25,875)
(811)	Post Properties, Inc.	(49,268)
(1,634)	PS Business Parks, Inc.	(137,436)
(1,344)	Regency Centers Corp.	(92,145)
(4,807)	Retail Opportunity Investments Corp.	(84,940)
(1,542)	Taubman Centers, Inc.	(126,367)
		(625,620)
Road & Rail (0.6%)
(1,513)	Knight Transportation, Inc.	(43,105)
(1,045)	Old Dominion Freight Line, Inc.	(73,276)	*
(3,108)	Werner Enterprises, Inc.	(88,671)
		(205,052)
Semiconductors & Semiconductor Equipment (0.4%)
(4,625)	Fairchild Semiconductor International, Inc.	(70,994)	*
(1,500)	Xilinx, Inc.	(57,862)
		(128,856)
Software (0.9%)
(2,125)	CommVault Systems, Inc.	(92,607)	*
(755)	NetScout Systems, Inc.	(27,105)	*
(875)	SAP SE ADR	(57,190)
(1,300)	Workday, Inc. Class A	(103,298)	*
		(280,200)
Specialty Retail (1.6%)
(4,400)	Abercrombie & Fitch Co. Class A	(112,288)
(140)	AutoZone, Inc.	(83,574)	*
(1,600)	Foot Locker, Inc.	$(85,152)
(950)	Group 1 Automotive, Inc.	(76,371)
(4,100)	Guess?, Inc.	(76,998)
(2,304)	Hennes & Mauritz AB Class B	(94,779)
		(529,162)
Technology Hardware, Storage & Peripherals (0.6%)
(900)	Canon, Inc.	(28,472)
(2,115)	Diebold, Inc.	(65,988)
(1,493)	Seagate Technology PLC	(84,265)
		(178,725)
Textiles, Apparel & Luxury Goods (0.2%)
(1,150)	Michael Kors Holdings Ltd.	(81,408)	*

Trading Companies & Distributors (1.0%)
(3,430)	Fastenal Co.	(152,292)
(185)	MSC Industrial Direct Co., Inc. Class A	(13,888)
(618)	WW Grainger, Inc.	(145,749)
		(311,929)

Total Common Stocks Sold Short (Proceeds $(11,349,818))		(11,271,311)

Exchange Traded Funds Sold Short (3.7%)£ØØ
(4,017)	Alerian MLP ETF	(68,690)
(386)	iShares Nasdaq Biotechnology ETF	(124,157)
(2,298)	Powershares QQQ Trust Series 1	(232,328)
(423)	SPDR S&P 500 ETF Trust	(84,376)
(11,171)	Utilities Select Sector SPDR Fund	(539,783)
(1,829)	Vanguard REIT ETF	(158,300)

Total Exchange Traded Funds Sold Short (Proceeds $(1,097,723))		(1,207,634)

Total Short Positions (Proceeds $(12,447,541))		(12,478,945)

See Notes to Schedule of Investments

January 31, 2015
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager (“Long Short Multi-Manager”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, convertible preferred stocks, purchased option contracts, written option contracts, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Municipal Notes. Inputs used to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Notes to Schedule of Investments (Unaudited) (cont'd)

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swap contracts (“total return swaps”) is determined by Management by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

The value of credit default swap contracts is determined by Management by obtaining valuations from an independent pricing service using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures contracts or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2015:
Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks
Airlines	$—	$41,855	$—	$41,855
Biotechnology	23,704,120	111,705	—	23,815,825
Diversified Consumer Services	3,936,912	—	32,582	3,969,494
Food & Staples Retailing	10,019,539	20,025	—	10,039,564

Notes to Schedule of Investments (Unaudited) (cont'd)

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Health Care Equipment & Supplies	$40,764,790	$16,100	$—	$40,780,890
Internet Software & Services	14,881,106	1,393,436	—	16,274,542
Media	93,041,903	—	750	93,042,653
Pharmaceuticals	85,151,739	14,655	—	85,166,394
Wireless Telecommunication Services	2,036,305	151,200	—	2,187,505
Other Common Stocks^	609,194,285	—	—	609,194,285
Total Common Stocks	882,730,699	1,748,976	33,332	884,513,007
Preferred Stocks^	2,940,270	—	—	2,940,270
Exchange Traded Funds	8,235,252	—	—	8,235,252
Rights^	832	—	—	832
Warrants^	434,698	—	—	434,698
Mortgage-Backed Securities^	—	77,951,726	—	77,951,726
Asset-Backed Securities	—	56,646,973	—	56,646,973
Bank Loan Obligations
Auto Components	—	1,083,058	1,006,510	2,089,568
Chemicals	—	696,945	510,840	1,207,785
Commercial Services & Supplies	—	13,422,055	3,839,885	17,261,940
Electrical Components & Equipment	—	—	656,600	656,600
Health Care Providers & Services	—	1,136,795	175,010	1,311,805
Hotels, Restaurants & Leisure	—	22,702,226	356,775	23,059,001
Internet Software & Services	—	5,201,800	450,554	5,652,354
Machinery	—	1,310,109	906,445	2,216,554
Miscellaneous Manufacturing	—	1,117,310	1,314,500	2,431,810
Personal Products	—	—	935,568	935,568
Software	—	2,803,932	5,876,297	8,680,229
Steel-Specialty	—	—	603,556	603,556
Other Bank Loan Obligations^	—	86,004,090	—	86,004,090
Total Bank Loan Obligations	—	135,478,320	16,632,540	152,110,860
Corporate Debt Securities
Chemicals	—	—	9,195	9,195
Other Corporate Debt Securities^	—	62,495,217	—	62,495,217
Total Corporate Debt Securities	—	62,495,217	9,195	62,504,412
Municipal Notes	—	16,556,926	—	16,556,926
Purchased Options	5,941,683	533,717	—	6,475,400
Short-Term Investments^	2,322,267	291,635,950	—	293,958,217
Total Long Positions	$902,605,701	$643,047,805	$16,675,067	$1,562,328,573

Long Short Multi-Manager
Investments:
Common Stocks ^	23,683,762	—	—	23,683,762
Preferred Stocks	163,767	—	—	163,767
Exchange Traded Funds	436,672	—	—	436,672
Short-Term Investments^	128,577	7,648,475	—	7,777,052
Total Long Positions	$24,412,778	$7,648,475	$—	$32,061,253
^ The Schedule of Investments provides information on the industry categorization for the portfolio.

Notes to Schedule of Investments (Unaudited) (cont'd)

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of January 31, 2015:
Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized appreciation)	$—	$4,990,270	$—	$4,990,270
Credit default swaps (unrealized appreciation)	—	530,838	—	530,838
Equity swaps (unrealized appreciation)	—	7,615,978	—	7,615,978
Total	$—	$13,137,086	$—	$13,137,086
Long Short Multi-Manager
Forward contracts (unrealized appreciation)	—	180,795	—	180,795
Equity swaps (unrealized appreciation)	—	106,519	—	106,519
Total	$—	$287,314	$—	$287,314
The following is a summary, categorized by Level, of inputs used to value the Funds' investments as of January 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks Sold Short
Commercial Services & Supplies	$(3,883,540)	$—	$(97,973)	$(3,981,513)
Media	(12,319,482)	—	(31,680)	(12,351,162)
Other Common Stocks Sold Short^	(237,328,891)	—	—	(237,328,891)
Total Common Stocks Sold Short	(253,531,913)	—	(129,653)	(253,661,566)
Exchange Traded Funds Sold Short	(140,296,701)	—	—	(140,296,701)
Corporate Debt Securities Sold Short^	—	(7,942,995)	—	(7,942,995)
Total Short Positions	$(393,828,614)	$(7,942,995)	$(129,653)	$(401,901,262)
Long Short Multi-Manager
Investments:
Common Stocks Sold Short^	(11,271,311)	—	—	(11,271,311)
Exchange Traded Funds Sold Short	(1,207,634)	—	—	(1,207,634)
Total Short Positions	$(12,478,945)	$—	$—	$(12,478,945)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of January 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized depreciation)	$—	$(1,498,314)	$—	$(1,498,314)
Total return swaps (unrealized depreciation)	—	(15,615)	—	(15,615)
Options written	(1,926,532)	—	—	(1,926,532)
Futures (unrealized depreciation)	(40,175)	—	—	(40,175)
Credit default swaps (unrealized depreciation)	—	(235,701)	—	(235,701)
Credit default index swaps (unrealized depreciation)	—	(209,170)	—	(209,170)
Total	$(1,966,707)	$(1,958,800)	$—	$(3,925,507)
Long Short Multi-Manager
Forward contracts (unrealized appreciation)	—	(67,094)	—	(67,094)
Total return swaps (unrealized depreciation)	—	(40,904)	—	(40,904)
Total	$—	$(107,998)	$—	$(107,998)

Notes to Schedule of Investments (Unaudited) (cont'd)

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

##	At January 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$1,581,425,404	$36,946,815	$(56,043,646)	$(19,096,831)
Long Short Multi-Manager	$32,075,641	$943,990	$(958,378)	$(14,388)

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of January 31, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
±	At January 31, 2015, Absolute Return Multi-Manager had outstanding call and put options written as follows:
	Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
	AT&T, Inc., Call	2,457	$40	June 2015	$(7,371)
	AT&T, Inc., Put	2,375	25	June 2015	(38,000)
	Brookdale Senior Living, Inc., Call	589	35	February 2015	(20,615)
	Compuware Corp., Call	765	11	February 2015	— [f]
	DISH Network Corp., Call	254	75	February 2015	(60,960)
	iShares Russell 2000 ETF, Put	1,416	85	March 2015	(22,656)
	SPDR S&P 500 ETF Trust, Put	2,000	178	February 2015	(70,000)
	SPDR S&P 500 ETF Trust, Put	670	160	March 2015	(36,850)
	SPDR S&P 500 ETF Trust, Put	4,000	192	March 2015	(1,560,000)
	Talisman Energy, Inc., Call	518	8	July 2015	(2,590)
	Talisman Energy, Inc., Put	702	7	June 2015	(31,590)
	Tertiary Minerals PLC, Call	330	29	February 2015	(59,730)
	Time Warner Cable, Inc., Call	294	150	February 2015	(16,170)

	Total				$(1,926,532)

≠	Security had an event of default.
£
At January 31, 2015, the Absolute Return Multi-Manager had pledged securities in the amount of $62,437,642 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written. At January 31, 2015, the Long Short Multi-Manager had pledged securities in the amount of $685,011 to cover collateral requirements for borrowing in connection with securities sold short.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved in the good faith belief that the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to $98,180,913 of long positions and $(900,113) of short positions, or 6.4% and (0.1%), respectively, of net assets for Absolute Return Multi-Manager.

N	These securities have been deemed by the investment manager to be illiquid. At January 31, 2014, these securities amounted to $5,830,784 or 0.4% of net assets for Absolute Return Multi-Manager.
Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ
At January 31, 2015, Absolute Return Multi-Manager had deposited $414,229,656 in one or more accounts to satisfy collateral requirements in connection with securities sold short. At January 31, 2015, Long Short Multi-Manager had deposited $12,779,871 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. In addition, Absolute Return Multi-Manager had deposited $11,180,000 in a segregated account for forward foreign currency contracts, futures and/or swaps.

μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2015 and their final maturities.

††	As of January 31, 2015, Absolute Return Multi-Manager's value of unfunded loan commitments was $94,578 pursuant to the following loan agreements:

Notes to Schedule of Investments (Unaudited) (cont'd)

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/15
Investments in Securities:

Common Stocks
Diversified Consumer Services	$-	$-	$(8,886)	$-	$-	$41,468	$-	$32,582	$(8,886)
Media	750	-	-	-	-	-	-	750	-
Pharmaceuticals	-	-	-	-	-	-	-	-	-
Bank Loan Obligations
Advertising	7,302,863	(23)	(23,918)	2,502	(2,709,912)	-	(4,571,512)	-	-
Auto Components	-	123	12,427	993,969	(9)	-	-	1,006,510	12,418
Chemicals	-	107	(113)	510,846	-	-	-	510,840	(113)
Commercial Services & Supplies	1,730,212	-	110,473	1,999,200	-	-	-	3,839,885	110,473
Electrical Components & Equipment	663,300	136	(6,836)	-	-	-	-	656,600	(6,836)
Health Care Providers & Services	179,144	513	(2,299)	-	(2,348)	-	-	175,010	(2,390)
Hotels, Restaurants & Leisure	494,518	393	4,926	351,456	(494,518)	-	-	356,775	5,286
Insurance	1,000,000	-	-	-	-	-	(1,000,000)	-	-
Internet Software & Services	-	166	(3,600)	-	(1,125)	455,113	-	450,554	(3,611)
Machinery	-	-	4,555	901,890	-	-	-	906,445	4,555
Media	3,207,931	673	4,283	-	(1,982,437)	-	(1,230,450)	-	-
Miscellaneous Manufacturing	-	(15)	(9,741)	926,256	-	398,000	-	1,314,500	(9,741)
Oil & Gas Services	970,900	-	-	-	-	-	(970,900)	-	-
Oil, Gas & Consumable Fuels	35,276	-	-	-	-	-	(35,276)	-	-
Personal Products	940,275	398	(2,742)	-	(2,363)	-	-	935,568	(2,763)
Pharmaceuticals	2,160,956	-	-	-	-	-	(2,160,956)	-	-
Software	4,620,490	1,604	(116,950)	-	(33,532)	1,404,685	-	5,876,297	(117,189)
Steel-Specialty	-	(14)	(8,948)	-	(19,444)	631,962	-	603,556	(8,939)
Corporate Debt Securities
Chemicals	-	-	(7,663)	-	-	16,858	-	9,195	(7,663)
Diversified Financial Services	2,304,120	-	-	-	-	-	(2,304,120)	-	-
Total	$25,610,735	$4,061	$(55,032)	$5,686,119	$(5,245,688)	$2,948,086	$(12,273,214)	$16,675,067	$(35,399)

As of the period ended January 31, 2015, certain securities were transferred from one level to another based on beginning of period market values as of October 31, 2014. $11,360 was transferred from Level 1 to Level 2 for Absolute Return Multi-Manager. Interactive provided adjusted prices for these securities as of January 31, 2015, as stated in the description of the valuation methods of foreign equity securities in footnote † above. In addition, $2,906,618 was transferred from Level 2 to Level 3 for Absolute Return Multi-Manager as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service. In addition, $12,273,213 was transferred from Level 3 to Level 2 for Absolute Return Multi-Manager as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. In addtion, $41,468 was transferred from Level 1 to Level 3 for Absolute Return Multi-Manager as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service. In addition, $125,759 was transferred from Level 2 to Level 1 as a result of obtaining quoted prices in the active market.

Notes to Schedule of Investments (Unaudited) (cont'd)

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases/Covers	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/15
Investments in Securities:

Common Stocks Sold Short
Commercial Services & Supplies	$-	$-	$(54,038)	$(43,935)	$-	$-	$-	$(97,973)	$(54,038)
Media	-	-	8,640	-	-	(40,320)	-	(31,680)	8,640
Total	$-	$-	$(45,398)	$(43,935)	$-	$(40,320)	$-	$(129,653)	$(45,398)

As of the period ended January 31, 2015, certain securities were transferred from one level to another based on beginning of period market values as of October 31, 2014. $(31,680) was transferred from Level 2 to Level 2 for Absolute Return Multi-Manager as a result of a decrease in the number of observable quotations.

Borrower	Principal Amount	Value
The SI Organization, Inc., Delayed Draw 1st Lien Term Loan, due 11/23/19	$95,054	$94,578

††† At January 31, 2015, open forward contracts for the Fund were as follows:

Absolute Return Multi-Manager Fund

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A	828,300	$673,799	02/20/15	$(29,641)
Brazilian Real	J.P. Morgan Chase Bank, N.A	15,355,846	5,887,117	03/03/15	(205,914)
Canadian Dollar	J.P. Morgan Chase Bank, N.A	1,986,100	1,715,864	02/20/15	(153,241)
Czech Koruna	J.P. Morgan Chase Bank, N.A	23,123,600	975,464	02/20/15	(33,897)
Danish Krone	J.P. Morgan Chase Bank, N.A	28,020,528	4,646,749	02/20/15	(389,358)
Euro	J.P. Morgan Chase Bank, N.A	6,054,440	7,153,217	02/20/15	(310,754)
Euro	J.P. Morgan Chase Bank, N.A	2,847,200	3,516,760	02/23/15	(298,901)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A	10,295,400	1,327,901	02/23/15	88
Japanese Yen	J.P. Morgan Chase Bank, N.A	213,686,510	1,791,244	02/20/15	28,741
Japanese Yen	J.P. Morgan Chase Bank, N.A	969,878,500	8,137,595	02/23/15	123,188
Korean Won	J.P. Morgan Chase Bank, N.A	937,150,500	857,726	03/03/15	(1,700)
Norwegian Krone	J.P. Morgan Chase Bank, N.A	12,959,500	1,673,726	02/20/15	2,883
Pound Sterling	J.P. Morgan Chase Bank, N.A	592,039	917,323	02/20/15	(25,690)
South African Rand	J.P. Morgan Chase Bank, N.A	7,643,900	$668,404	02/20/15	$(13,666)
Swedish Krona	J.P. Morgan Chase Bank, N.A	13,630,200	1,666,881	02/20/15	(19,350)
Swedish Krona	J.P. Morgan Chase Bank, N.A	18,182,000	2,209,960	02/27/15	(12,109)
Total					$(1,339,321)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A	3,093,704	$2,679,794	02/20/15	$273,863
Brazilian Real	J.P. Morgan Chase Bank, N.A	29,069,400	10,894,098	03/03/15	139,291
Canadian Dollar	J.P. Morgan Chase Bank, N.A	4,261,795	3,757,929	02/20/15	404,837
Canadian Dollar	J.P. Morgan Chase Bank, N.A	1,004,000	864,460	02/23/15	74,565
Danish Krone	J.P. Morgan Chase Bank, N.A	22,090,628	3,683,603	02/20/15	327,190
Euro	J.P. Morgan Chase Bank, N.A	629,000	780,448	02/19/15	69,585
Euro	J.P. Morgan Chase Bank, N.A	18,410,894	22,749,263	02/20/15	1,942,075
Euro	J.P. Morgan Chase Bank, N.A	1,263,225	1,549,660	02/23/15	121,984
Euro	J.P. Morgan Chase Bank, N.A	6,192,000	7,023,218	02/27/15	24,895
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A	28,818,234	3,716,760	02/23/15	(463)
Japanese Yen	J.P. Morgan Chase Bank, N.A	1,521,860,912	13,191,020	02/20/15	229,213
Japanese Yen	J.P. Morgan Chase Bank, N.A	7,652,342,218	66,280,810	02/23/15	1,103,225
Korean Won	J.P. Morgan Chase Bank, N.A	937,150,500	852,397	03/03/15	(3,630)
Norwegian Krone	J.P. Morgan Chase Bank, N.A	3,436,500	452,008	02/20/15	7,417
Pound Sterling	J.P. Morgan Chase Bank, N.A	528,000	828,424	02/19/15	33,231
Pound Sterling	J.P. Morgan Chase Bank, N.A	623,000	972,627	02/20/15	34,365
South African Rand	J.P. Morgan Chase Bank, N.A	45,707,824	3,964,733	02/20/15	49,634
Total					$4,831,277

Notes to Schedule of Investments (Unaudited) (cont'd)

†††	At January 31, 2015, open forward contracts for each Fund were as follows: Long Short Multi-Manager
	Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
	Australian Dollar	J.P. Morgan Chase Bank, N.A	63,500	$52,051	02/20/15	$(2,668)
	Brazilian Real	J.P. Morgan Chase Bank, N.A	458,249	173,027	03/03/15	(3,488)
	Canadian Dollar	J.P. Morgan Chase Bank, N.A	115,200	98,259	02/20/15	(7,622)
	Czech Koruna	J.P. Morgan Chase Bank, N.A	871,300	36,954	02/20/15	(1,476)
	Danish Krone	J.P. Morgan Chase Bank, N.A	1,275,078	211,279	02/20/15	(17,547)
	Euro	J.P. Morgan Chase Bank, N.A	362,430	425,988	02/20/15	(16,385)
	Euro	J.P. Morgan Chase Bank, N.A	103,700	127,944	02/23/15	(10,744)
	Hong Kong Dollar	J.P. Morgan Chase Bank, N.A	574,300	74,080	02/23/15	(2)
	Japanese Yen	J.P. Morgan Chase Bank, N.A	22,166,470	189,022	02/20/15	(229)
	Japanese Yen	J.P. Morgan Chase Bank, N.A	15,399,700	129,669	02/23/15	1,495
	Norwegian Krone	J.P. Morgan Chase Bank, N.A	515,300	66,665	02/20/15	1
	Pound Sterling	J.P. Morgan Chase Bank, N.A	10,400	15,682	02/20/15	(19)
	South African Rand	J.P. Morgan Chase Bank, N.A	744,100	64,025	02/20/15	(289)
	Swedish Krona	J.P. Morgan Chase Bank, N.A	389,900	47,682	02/20/15	(553)
	Swedish Krona	J.P. Morgan Chase Bank, N.A	771,000	93,712	02/27/15	(513)
	Total					$(60,039)

	Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
	Australian Dollar	J.P. Morgan Chase Bank, N.A	128,487	$111,293	02/20/15	$11,370
	Brazilian Real	J.P. Morgan Chase Bank, N.A	850,800	309,232	03/03/15	(5,538)
	Canadian Dollar	J.P. Morgan Chase Bank, N.A	167,110	147,289	02/20/15	15,810
	Canadian Dollar	J.P. Morgan Chase Bank, N.A	45,600	39,262	02/23/15	3,387
	Czech Koruna	J.P. Morgan Chase Bank, N.A	209,500	8,677	02/20/15	147
	Danish Krone	J.P. Morgan Chase Bank, N.A	1,095,978	181,539	02/20/15	15,018
	Euro	J.P. Morgan Chase Bank, N.A	710,729	881,479	02/20/15	78,243
	Euro	J.P. Morgan Chase Bank, N.A	50,446	61,885	02/23/15	4,871
	Euro	J.P. Morgan Chase Bank, N.A	262,000	297,171	02/27/15	1,053
	Hong Kong Dollar	J.P. Morgan Chase Bank, N.A	1,102,793	142,227	02/23/15	(21)
	Japanese Yen	J.P. Morgan Chase Bank, N.A	64,672,079	560,603	02/20/15	9,786
	Japanese Yen	J.P. Morgan Chase Bank, N.A	251,462,036	2,178,040	02/23/15	36,253
	Norwegian Krone	J.P. Morgan Chase Bank, N.A	244,400	32,146	02/20/15	528
	Pound Sterling	J.P. Morgan Chase Bank, N.A	14,821	23,210	02/20/15	890
	South African Rand	J.P. Morgan Chase Bank, N.A	1,835,767	159,187	02/20/15	1,943
	Total					$173,740

Notes to Schedule of Investments (Unaudited) (cont'd)

At January 31, 2015, open positions in financial futures contracts were:

Absolute Return Multi-Manager Fund
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2015	45	U.S. 2 Year Note	Short	$(40,175)

At January 31, 2015, the outstanding equity swaps* for the Funds were as follows:

Absolute Return Multi-Manager

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$7,615,978

*	The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2015.

Notes to Schedule of Investments (Unaudited) (cont'd)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Long Positions

Bermuda
Catlin Group Ltd.	185,765	$1,956,332	$(6,131)

Brazil
MMX Mineracao e Metalicos SA	3,857,792	4,664,046	209,862
SLC Agricola SA	142,619	739,901	20,166
			230,028
Canada
Athabasca Oil Corp.	1,658,318	3,045,541	(618,161)

France
Alcatel-Lucent	53,736	191,116	(5,727)
Alstom SA	62,604	1,917,540	142,482
Klepierre	10,947	483,250	33,944
Plastic Omnium SA	94,237	1,877,337	849,283
Publicis Groupe SA	30,495	1,793,807	495,328
Societe Television Francaise 1	97,489	1,437,003	109,680
			1,624,990
Hong Kong
Hutchison Whampoa Ltd.	233,873	2,975,345	128,963

Ireland
Shire PLC	7,294	456,810	76,462

Netherlands
Euronext NV	31,685	827,828	201,897

Portugal
Galp Energia SGPS SA	78,082	734,326	91,885

United Kingdom
Associated British Foods PLC	23,517	932,106	167,017
British American Tobacco PLC	18,195	977,989	50,258
Close Brothers Group PLC	44,495	1,012,960	6,390
Infinis Energy PLC	432,412	1,698,902	(434,080)
Pearson PLC	75,478	1,395,179	140,705
Prudential PLC	112,329	2,544,096	196,781
Spire Healthcare Group PLC	92,200	439,815	5,963
St. James's Place PLC	131,467	1,423,870	275,103
UBM PLC	261,245	1,844,307	239,207
			647,344
United States
Atlas Energy LP	246,199	7,423,319	(514,975)
Atlas Pipeline Partners LP	38,234	984,300	47,636
Safeway, Inc.	858,584	-	76,757
			(390,582)

Total Long Positions of Equity Swap Contracts			1,986,695

Short Positions

France
L'Oreal SA	(2,780)	$(495,911)	$(3,728)
LVMH Moet Hennessy Louis Vuitton SA	(5,772)	(933,702)	(2,257)
Sanofi	(11,245)	(946,521)	(95,441)
Societe Generale SA	(24,870)	(931,322)	(75,752)
			(177,178)
Hong Kong
Cheung Kong Holdings Ltd.	(159,969)	(2,922,008)	(142,295)

Ireland
XL Group PLC	(24,149)	(842,638)	9,740

Spain
Banco Popular Espanol SA	(155,657)	(668,549)	8,249
Distribuidora Internacional de Alimentacion SA	(75,319)	(451,776)	(37,439)
Mediaset Espana Comunicacion SA	(81,050)	(916,200)	(72,477)
			(101,667)
United Kingdom
GlaxoSmithKline PLC	(47,110)	(961,507)	(79,433)
Standard Chartered PLC	(91,522)	(1,273,672)	49,974
			(29,459)
United States
Targa Resources Corp.	(38,998)	(3,841,909)	455,713
Targa Resources Partners LP	(22,352)	(1,021,180)	14,223
			469,936

Total Short Positions of Equity Swap Contracts			29,077

Total Long and Short Positions of Equity Swap Contracts			2,015,772

Financing Costs and Other Payables			5,600,206

Equity Swap Contracts, at Value			$7,615,978

(a)	The Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Long Positions

Brazil
SLC Agricola SA	7,899	$43,650	$(1,553)

France
Alstom SA	1,779	54,261	4,278
Klepierre	311	13,729	964
Plastic Omnium SA	2,697	54,280	23,754
Publicis Groupe SA	873	51,352	14,180
Societe Television Francaise 1	2,791	42,398	1,882
			45,058
Ireland
Shire PLC	209	13,089	2,191

Netherlands
Euronext NV	907	23,837	5,640

Portugal
Galp Energia SGPS SA	2,219	20,869	2,611

United Kingdom
Associated British Foods PLC	673	26,526	4,928
British American Tobacco PLC	521	28,004	1,439
Close Brothers Group PLC	1,274	29,038	148
Infinis Energy PLC	12,373	42,576	(6,384)
Pearson PLC	2,141	39,556	4,011
Prudential PLC	3,187	72,720	5,045
Spire Healthcare Group PLC	2,700	12,885	170
St. James's Place PLC	3,762	41,143	7,474
UBM PLC	7,426	52,731	6,493
			23,324

Total Long Positions of Equity Swap Contracts			77,271

Short Positions

France
L'Oreal SA	(79)	(14,092)	(106)
LVMH Moet Hennessy Louis Vuitton SA	(165)	(26,691)	(65)
Societe Generale SA	(710)	(26,588)	(2,163)
Sanofi	(322)	(26,910)	(2,926)
			(5,260)
United Kingdom
GlaxoSmithKline PLC	(1,348)	(27,512)	(2,273)
Standard Chartered PLC	(2,601)	(36,197)	1,420
			(853)
Spain
Distribuidora Internacional de Alimentacion SA	(2,156)	(12,932)	(1,072)
Banco Popular Espanol SA	(4,431)	(19,031)	235
Mediaset Espana Comunicacion SA	(2,321)	(26,237)	(2,076)
			(2,913)

Total Short Positions of Equity Swap Contracts			(9,026)

Total Long and Short Positions of Equity Swap Contracts			68,245

Financing Costs and Other Receivables			38,274

Equity Swap Contracts, at Value			$106,519

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

Notes to Schedule of Investments (Unaudited) (cont'd)

At January 31, 2015, the outstanding equity swaps* for the Funds were as follows:

Long Short Multi-Manager

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$106,519

*	The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2015.

At January 31, 2015, the outstanding total return swap contracts were as follows:

Absolute Return Multi-Manager Fund
			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	4,403,380	February 2, 2016	(0.041)%(1)	The EURO STOXX 50 Index	$ -	$ (15,615)	$ -	$ (15,615)

(1)	1 month EURIBOR minus 0.40% at January 15, 2015.

At January 31, 2015, the outstanding credit default swap contracts were as follows:

Absolute Return Multi-Manager Fund

Credit Default Swap Contracts—Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(1)	Contract Annual Fixed Rate*	Termination Date	Credit Spread at January 31, 2015	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	Avon Products, Inc., 6.500%, 03/01/19	2,000,000	1.000	March 20, 2020	6.066	435,972	(344,472)	91,500	-	91,500
J.P. Morgan Chase Bank, N.A.	Best Buy Co., Inc., 5.500%, 03/15/21	3,000,000	5.000	March 20, 2020	2.636	(334,103)	324,521	(9,582)	-	(9,582)
J.P. Morgan Chase Bank, N.A.	Darden Restaurants, Inc., 6.200%, 10/15/17	5,000,000	1.000	March 20, 2020	1.350	84,346	(158,566)	(74,220)	-	(74,220)
J.P. Morgan Chase Bank, N.A.	JC Penney Corp., Inc., 6.375%, 10/15/36	2,000,000	5.000	March 20, 2020	8.331	252,484	(337,614)	(85,130)	-	(85,130)
J.P. Morgan Chase Bank, N.A.	JC Penney Corp., Inc., 6.375%, 10/15/36	1,000,000	5.000	March 20, 2020	8.331	126,242	(171,343)	(45,101)	-	(45,101)
J.P. Morgan Chase Bank, N.A.	RadioShack Corp., 6.750%, 05/15/19	1,000,000	5.000	June 20, 2016	1.941	823,741	(395,584)	428,157	-	428,157
J.P. Morgan Chase Bank, N.A.	Staples, Inc., 2.750%, 01/12/18	3,000,000	1.000	March 20, 2020	1.768	115,804	(104,623)	11,181	-	11,181
J.P. Morgan Chase Bank, N.A.	Staples, Inc., 4.375%, 01/12/23	$ 1,000,000	1.000	September 20, 2019	1.546	25,401	(47,069)	(21,668)	-	(21,668)
Total						$ 1,529,887	$ (1,234,750)	$ 295,137	$ -	$ 295,137

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	The notional amount at period end is indicative of the volume throughout the period.

Notes to Schedule of Investments (Unaudited) (cont’d)

At January 31, 2015, the outstanding centrally cleared credit default index swap contracts were as follows:

Absolute Return Multi-Manager Fund

Centrally Cleared Credit Default Index Swap Contracts—Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(1)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	CDX North America Investment Grade	10,000,000	1.000	December 20, 2019	(143,113)	(110,064)	(33,049)	-	(33,049)
J.P. Morgan Chase Bank, N.A.	iTraxx Europe Crossover Index	11,000,000	5.000	December 20, 2019	(935,284)	(759,163)	(176,121)	-	(176,121)
Total					$ (1,078,397)	$ (869,227)	$ (209,170)	$ -	$ (209,170)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default index swap contract.
(1)	The notional amount at period end is indicative of the volume throughout the period.

At January 31, 2015, the outstanding total return swap contracts were as follows:

Long Short Multi-Manager

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments Made (Received)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$ 32,764	April 7, 2015	1.918% (1)	Piraeus Bank SA	$(27)	$(39,855)	$(572)	$(40,454)
J.P. Morgan Chase Bank, N.A.	126,956	January 29, 2016	(0.041) (2)	The EURO STOXX 50 Index	-	(450)	-	(450)
Totals					$(27)	$(40,305)	$(572)	$(40,904)

(1)	1 month LIBOR plus 1.75% at January 15, 2015.
(2)	1 month EURIBOR minus 0.40% at January 15, 2015.

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) 1/31/15

Number of Shares		Value†

Long Positions (99.2%)

Common Stocks (68.0%)

Aerospace & Defense (1.8%)
602	Lockheed Martin Corp.	$113,399	Ø
1,070	Northrop Grumman Corp.	167,936	Ø
		281,335
Air Freight & Logistics (2.8%)
1,048	CH Robinson Worldwide, Inc.	74,639	Ø
1,328	FedEx Corp.	224,578	£
1,422	United Parcel Service, Inc. Class B	140,550	Ø
		439,767
Airlines (3.8%)
3,389	American Airlines Group, Inc.	166,332	Ø
3,388	Delta Air Lines, Inc.	160,286	Ø
7,122	Ryanair Holdings PLC	82,752	*Ø
2,661	United Continental Holdings, Inc.	184,594	*Ø
		593,964
Auto Components (2.2%)
734	Autoliv, Inc. SDR	78,153
2,235	Brembo SpA	78,765
348	Continental AG	78,525
7,300	Nissin Kogyo Co. Ltd.	111,753	Ø
		347,196
Automobiles (2.3%)
1,781	Daimler AG	161,296
3,147	Fuji Heavy Industries Ltd.	113,504	Ø
1,270	Toyota Motor Corp.	81,878	Ø
		356,678
Banks (4.9%)
22,821	Bankinter SA	158,551	Ø
1,394	Citigroup, Inc.	65,448	Ø
89,581	Intesa Sanpaolo SpA	261,958	Ø
13,631	Mitsubishi UFJ Financial Group, Inc.	72,439	Ø
1,930	Sumitomo Mitsui Financial Group, Inc.	64,765	Ø
850	The PNC Financial Services Group, Inc.	71,859	Ø
1,398	Wells Fargo & Co.	72,584	Ø
		767,604
Building Products (1.5%)
1,397	Assa Abloy AB Class B	76,296	Ø
3,658	Cie de Saint-Gobain	155,833	Ø
		232,129
Capital Markets (2.2%)
321	BlackRock, Inc.	$109,304	Ø
2,739	Invesco Ltd.	100,603	Ø
12,053	Nomura Holdings, Inc.	64,081	Ø
392	The Goldman Sachs Group, Inc.	67,585	Ø

		341,573
Chemicals (2.1%)
555	Air Products & Chemicals, Inc.	80,814	Ø
6,574	Daicel Corp.	81,735	Ø
45	Givaudan SA	82,027	*Ø
316	The Sherwin-Williams Co.	85,721	Ø
		330,297
Construction & Engineering (1.0%)
14,184	Taisei Corp.	82,275	Ø
4,900	Toshiba Plant Systems & Services Corp.	75,106	Ø
		157,381
Construction Materials (0.6%)
7,547	Buzzi Unicem SpA	92,651	Ø

Diversified Consumer Services (0.7%)
5,187	Service Corp. International	117,382	Ø

Diversified Financial Services (0.7%)
4,788	Hong Kong Exchanges and Clearing Ltd.	110,197	Ø

Diversified Telecommunication Services (1.0%)
4,823	Deutsche Telekom AG	83,139
12,154	TeliaSonera AB	74,890
		158,029
Electrical Equipment (1.9%)
3,342	ABB Ltd.	64,254	*Ø
2,035	Schneider Electric SE	152,975
1,519	Sensata Technologies Holding NV	74,917	*Ø
		292,146
Electronic Equipment, Instruments & Components (2.6%)
3,872	Hexagon AB Class B	122,599	Ø
1,809	Ingenico	189,118	Ø
1,082	Largan Precision Co. Ltd.	89,977	Ø
		401,694
Food & Staples Retailing (2.0%)
1,096	Costco Wholesale Corp.	156,717	Ø
1,676	CVS Health Corp.	164,516	Ø
		321,233
Health Care Providers & Services (2.8%)
2,290	Brookdale Senior Living, Inc.	77,287	*Ø
1,414	Cardinal Health, Inc.	117,631	Ø
1,404	Fresenius SE & Co. KGaA	80,360
2,545	Orpea	$165,442	Ø
		440,720
Insurance (4.9%)
1,182	Allianz SE	194,902
8,020	AXA SA	187,603	Ø
874	Reinsurance Group of America, Inc.	72,376	Ø
6,486	SCOR SE	201,909
1,689	The Allstate Corp.	117,875	Ø
		774,665
Internet Software & Services (0.4%)
1,531	Yahoo!, Inc.	67,349	*£

IT Services (0.7%)
1,612	Fiserv, Inc.	116,918	*Ø

Machinery (2.2%)
1,655	GEA Group AG	74,807	Ø
1,100	KUKA AG	74,363	Ø
2,085	Navistar International Corp.	61,341	*Ø
1,128	PACCAR, Inc.	67,804	Ø
836	Wabtec Corp.	69,764	Ø
		348,079
Media (0.7%)
3,947	Wolters Kluwer NV	117,908	Ø

Oil, Gas & Consumable Fuels (1.3%)
1,123	Devon Energy Corp.	67,683	Ø
737	EOG Resources, Inc.	65,615	Ø
429	Pioneer Natural Resources Co.	64,578	Ø
		197,876
Pharmaceuticals (2.6%)
809	Bayer AG	116,521	Ø
809	Novartis AG	78,839	Ø
253	Roche Holding AG	68,188	Ø
799	Sanofi	73,620	Ø
1,288	Teva Pharmaceutical Industries Ltd. ADR	73,236	Ø
		410,404
Real Estate Investment Trusts (3.3%)
2,574	Klepierre	121,127
1,005	Unibail-Rodamco SE	283,068	Ø
1,694	Wereldhave NV	121,884
		526,079
Real Estate Management & Development (4.1%)
6,817	Deutsche Annington Immobilien SE	236,766	Ø
9,256	Deutsche Wohnen AG	240,438	Ø
7,889	GAGFAH SA	175,795	*
		652,999
Road & Rail (1.6%)
2,049	CSX Corp.	$68,232	Ø
977	Old Dominion Freight Line, Inc.	68,507	*Ø
930	Union Pacific Corp.	109,005	Ø
		245,744
Semiconductors & Semiconductor Equipment (4.0%)
1,460	ASML Holding NV	152,290	Ø
3,083	Dialog Semiconductor PLC	117,909	*Ø
2,000	Hermes Microvision, Inc.	94,435
1,015	NXP Semiconductors NV	80,530	*Ø
1,401	Qorvo, Inc.	103,492	*
3,382	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	76,805	Ø
		625,461
Specialty Retail (1.6%)
1,944	Lowe's Cos., Inc.	131,725	£
1,147	The Home Depot, Inc.	119,770	Ø
		251,495
Technology Hardware, Storage & Peripherals (1.0%)
1,370	Apple, Inc.	160,509	£

Textiles, Apparel & Luxury Goods (1.4%)
32	Hermes International	10,860	Ø
659	LVMH Moet Hennessy Louis Vuitton SA	105,983	Ø
1,186	NIKE, Inc. Class B	109,409	£
		226,252
Trading Companies & Distributors (0.3%)
661	United Rentals, Inc.	54,764	*Ø

Wireless Telecommunication Services (1.0%)
667	SBA Communications Corp. Class A	77,839	*Ø
2,621	T-Mobile US, Inc.	79,102	*Ø
		156,941
Total Common Stocks (Cost $10,581,664)		10,715,419

Number of Shares

Participatory Notes (2.9%)

Automobiles (0.5%)
8,661	Tata Motors Ltd., (issuer J.P. Morgan Structured Products), Expiration Date 6/8/2017	81,748	ñ

Banks (0.5%)
16,660	State Bank of India, (issuer J.P. Morgan Structured Products), Expiration Date 11/6/2017	83,024	ñ

IT Services (0.5%)
2,240	Infosys Ltd., (issuer J.P. Morgan Structured Products), Expiration Date 8/2/2016	77,391	ñ

Pharmaceuticals (1.4%)
6,000	Glenmark Pharmaceuticals Ltd., (issuer J.P. Morgan Structured Products), Expiration Date 9/23/2016	$69,601	ñ
6,818	Ranbaxy Laboratories Ltd., (issuer J.P. Morgan Structured Products), Expiration Date 8/16/2017	77,270	*ñ
5,000	Sun Pharmaceutical Industries Ltd., (issuer J.P. Morgan Structured Products), Expiration Date 4/3/2018	74,018
		220,889
Total Participatory Notes (Cost $448,940)		463,052

Number of Contracts

Purchased Options (0.1%)

Put Options (0.1%)
115	Delta Air Lines, Inc., Put, Feb 2015 @ 34	–	[f]
25	EuroTrust A/S, Put, Feb 2015 @ 2975	2,091
10	EuroTrust A/S, Put, Mar 2015 @ 3175	5,808
		7,899

Total Purchased Options (Cost $19,773)		7,899

Number of Shares

Short-Term Investment (28.2%)

Money Market Fund (28.2%)
4,440,592	Morgan Stanley Treasury Fund, 0.03%, due 12/31/49 (Cost $4,440,592)	4,440,592	Ø

Total Long Positions (99.2%) (Cost $15,490,969)		15,626,962	##

Cash, receivable and other assets, less liabilities (21.4%)		3,366,534	±Ø†††

Short Positions (see summary below) ((20.6)%)		(3,239,252)

Total Net Assets (100.0%)		$15,754,244

Number Of Shares		Value†

Short Positions ((20.6)%)

Common Stocks Sold Short (20.6%)£ØØ

Airlines (0.7%)
(6,809)	Deutsche Lufthansa AG	(115,167)

Beverages (0.7%)
(2,844)	The Coca-Cola Co.	(117,088)

Chemicals (3.9%)
(1,743)	BASF SE	(155,890)
(6,462)	Clariant AG	(103,820)	*
(1,833)	LANXESS AG	(87,862)
(634)	Monsanto Co.	(74,799)
(592)	Praxair, Inc.	(71,389)
(362)	Syngenta AG	$(117,916)
		(611,676)
Containers & Packaging (2.8%)
(1,753)	Ball Corp.	(111,017)
(2,394)	Crown Holdings, Inc.	(106,078)	*
(4,805)	Owens-Illinois, Inc.	(112,197)	*
(2,273)	Silgan Holdings, Inc.	(116,855)
		(446,147)
Electric Utilities (0.5%)
(3,795)	Fortum OYJ	(80,950)

Food & Staples Retailing (0.8%)
(1,956)	Seven & i Holdings Co. Ltd.	(71,578)
(2,540)	Woolworths Ltd.	(62,506)
		(134,084)
Food Products (1.0%)
(1,104)	Danone SA	(74,090)
(1,475)	General Mills, Inc.	(77,408)
		(151,498)
Hotels, Restaurants & Leisure (1.0%)
(1,690)	McDonald's Corp.	(156,224)

Insurance (0.7%)
(1,930)	Aflac, Inc.	(110,164)

Machinery (4.1%)
(6,794)	Alfa Laval AB	(126,200)
(5,450)	Atlas Copco AB Class A	(161,367)
(848)	Deere & Co.	(72,241)
(5,327)	Metso OYJ	(162,076)
(2,004)	Vallourec SA	(43,481)
(6,950)	Volvo AB Class B	(81,365)
		(646,730)
Metals & Mining (0.4%)
(6,167)	ArcelorMittal	(58,918)

Multi-Utilities (1.2%)
(7,048)	E.ON SE	(109,102)
(3,648)	GDF Suez	(80,907)
		(190,009)
Personal Products (0.7%)
(1,547)	The Estee Lauder Cos., Inc. Class A	(109,203)

Software (0.5%)
(1,112)	SAP SE	(72,578)

Textiles, Apparel & Luxury Goods (0.9%)
(339)	The Swatch Group AG	(134,825)

Tobacco (0.7%)
(1,296)	Philip Morris International, Inc.	$(103,991)

Total Common Stocks Sold Short (Proceeds $(3,353,771))		(3,239,252)

Total Short Positions (Proceeds $(3,353,771))		(3,239,252)

See Notes to Schedule of Investments

January 31, 2015
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Neuberger Berman Global Long Short Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

The value of participatory notes is determined by Management by obtaining valuations from an independent pricing service based on the underlying equity security and applicable exchange rate.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures contracts or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Notes to Schedule of Investments (Unaudited) (cont’d)

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of January 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks ^	$10,715,419	$—	$—	$10,715,419
Participatory Notes ^	—	463,052	—	463,052
Purchased Options	7,899	—	—	7,899
Short-Term Investments	—	4,440,592	—	4,440,592
Total Long Positions	$10,723,318	$4,903,644	$—	$15,626,962

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward Contracts (unrealized appreciation)	$—	$90,283	$—	$90,283
Futures (unrealized appreciation)	369	—	—	369
Equity Swaps (unrealized appreciation)	—	37,960	—	37,960
Total	$369	$128,243	$—	$128,612

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of January 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short^	$(3,239,252)	$—	$—	$(3,239,252)
Total Short Positions	$(3,239,252)	$—	$—	$(3,239,252)

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures (unrealized depreciation)	$(2,337)	$—	$—	$(2,337)
Options written	(3,153)	—	—	(3,153)

Notes to Schedule of Investments (Unaudited) (cont’d)

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Total	$(5,490)	$—	$—	$(5,490)

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

##
At January 31, 2015, the cost of investments for U.S. federal income tax basis was $15,490,969. Gross unrealized appreciation of investments was $450,308 and gross unrealized depreciation of investments was $314,315, resulting in net unrealized appreciation of $135,993 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.
£	At January 31, 2015, the Fund had pledged securities in the amount of $693,570 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.
f	Value of the security was determined using methods the Board has approved in the good faith belief that the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to $389,034 or 2.5% of net assets.

Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ	At January 31, 2015, the Fund had deposited $3,241,036 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

±	At January 31, 2015, Global Long Short had outstanding put options written as follows:
	Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
	EuroTrust A/S, Put	10	EUR 3,025	March 2015	$(3,153)
	Total				$(3,153)

Notes to Schedule of Investments (Unaudited) (cont'd)

At January 31, 2015, the outstanding equity swaps* for the Funds were as follows:

Neuberger Berman Global Long Short Fund

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$37,960

* The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2015.

At January 31, 2015, open positions in financial futures contracts were:
Global Long Short

Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2015	2	Nikkei 225 Index	Long	$(2,337)
March 2015	4	S&P 500 E-Mini Index	Short	369
Total				$(1,968)

†††At January 31, 2015, open forward contracts for the fund were as follows:
Global Long Short
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro	J.P. Morgan Chase Bank, N.A	3,262,257	$3,772,079	04/08/15	$83,563
Japanese Yen	J.P. Morgan Chase Bank, N.A	89,409,126	762,838	04/08/15	868
Pound Sterling	J.P. Morgan Chase Bank, N.A	447,500	679,572	04/08/15	5,852
Total					$90,283

Schedule of Investments Flexible Select Fund
(Unaudited) 1/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (84.7%)

Aerospace & Defense (2.7%)
1,488	BE Aerospace, Inc.	86,795	*
8,042	Boeing Co.	1,169,066
2,245	General Dynamics Corp.	299,056
5,548	Honeywell International, Inc.	542,372
79	L-3 Communications Holdings, Inc.	9,726
61	Lockheed Martin Corp.	11,491
1,043	Precision Castparts Corp.	208,704
630	Raytheon Co.	63,032
1,869	Textron, Inc.	79,545
1,343	United Technologies Corp.	154,150
		2,623,937
Air Freight & Logistics (0.3%)
1,259	FedEx Corp.	212,909
690	United Parcel Service, Inc. Class B	68,200
		281,109
Airlines (0.9%)
4,150	American Airlines Group, Inc.	203,682
11,231	Delta Air Lines, Inc.	531,338
2,202	United Continental Holdings, Inc.	152,753	*
		887,773
Auto Components (0.4%)
3,834	BorgWarner, Inc.	207,074
1,832	Delphi Automotive PLC	125,913
473	TRW Automotive Holdings Corp.	48,800	*
		381,787
Automobiles (0.1%)
1,588	General Motors Co.	51,801

Banks (3.4%)
2,725	BankUnited, Inc.	75,373
3,890	Citigroup, Inc.	182,635
1,328	First Republic Bank	67,622
12,538	Itau Unibanco Holding SA ADR, Preference Shares	151,961
22,824	JPMorgan Chase & Co.	1,241,169
1,853	M&T Bank Corp.	209,685
964	PNC Financial Services Group, Inc.	81,497
3,003	SVB Financial Group	339,039	*
8,916	U.S. Bancorp	373,670
10,606	Wells Fargo & Co.	550,663
		3,273,314
Beverages (1.0%)
1,990	Anheuser-Busch InBev NV ADR	242,919
8,169	Coca-Cola Co.	336,318
3,098	Dr Pepper Snapple Group, Inc.	239,383
1,857	PepsiCo, Inc.	174,149
		992,769
Biotechnology (1.7%)
3,265	Amgen, Inc.	497,129
171	Atara Biotherapeutics, Inc.	4,166	*
73	Biogen Idec, Inc.	28,409	*
3,994	Celgene Corp.	475,925	*
1,329	Regeneron Pharmaceuticals, Inc.	553,741	*
361	Vertex Pharmaceuticals, Inc.	39,760	*
		1,599,130
Capital Markets (1.1%)
1,181	BlackRock, Inc.	402,142
1,062	Charles Schwab Corp.	27,591
2,621	Goldman Sachs Group, Inc.	451,887
1,034	Golub Capital BDC, Inc.	18,446
2,865	Invesco Ltd.	105,231
1,158	T. Rowe Price Group, Inc.	91,158
		1,096,455
Chemicals (3.5%)
3,241	Ashland, Inc.	384,123
4,411	Chemtura Corp.	96,116	*
4,973	Dow Chemical Co.	224,581
4,558	E.I. du Pont de Nemours & Co.	324,575
682	Eastman Chemical Co.	48,347
2,466	Ecolab, Inc.	255,897
1,842	FMC Corp.	105,915
973	International Flavors & Fragrances, Inc.	103,245
665	LyondellBasell Industries NV Class A	52,595
7,585	Minerals Technologies, Inc.	495,528
1,488	Monsanto Co.	175,554
2,595	Mosaic Co.	126,351
5,322	Potash Corp. of Saskatchewan, Inc.	194,466
1,494	Praxair, Inc.	180,161
768	RPM International, Inc.	36,756
1,212	Scotts Miracle-Gro Co. Class A	76,877
4,006	Sensient Technologies Corp.	244,366
7	Sigma-Aldrich Corp.	963
2,586	WR Grace & Co.	224,155	*
		3,350,571
Commercial Services & Supplies (1.9%)
9,080	ADT Corp.	312,352
10,953	Covanta Holding Corp.	223,879
5,280	Healthcare Services Group, Inc.	166,373
21,639	Pitney Bowes, Inc.	518,903
1,815	Stericycle, Inc.	238,292	*
5,850	Tetra Tech, Inc.	134,726
4,830	Tyco International PLC	197,112
		1,791,637
Communications Equipment (0.3%)
9,734	Cisco Systems, Inc.	256,637

Construction & Engineering (0.1%)
4,232	Quanta Services, Inc.	112,063	*

Consumer Finance (0.8%)
9,907	American Express Co.	799,396
50	Discover Financial Services	2,719
		802,115
Containers & Packaging (0.7%)
1,739	Packaging Corp. of America	131,903
12,748	Sealed Air Corp.	516,294
		648,197
Diversified Consumer Services (0.2%)
5,654	H&R Block, Inc.	193,819

Diversified Financial Services (2.6%)
5,675	Berkshire Hathaway, Inc. Class B	816,689	*
7,977	CME Group, Inc.	680,438
1,519	Intercontinental Exchange, Inc.	312,504
12	McGraw-Hill Financial, Inc.	1,073
4,826	Moody's Corp.	440,759
4,984	MSCI, Inc.	268,239
		2,519,702
Diversified Telecommunication Services (0.5%)
5,876	BCE, Inc.	270,002
1,381	Level 3 Communications, Inc.	68,691	*
3,967	Verizon Communications, Inc.	181,332
		520,025
Electric Utilities (1.9%)
3,145	ALLETE, Inc.	178,164
948	Edison International	64,606
375	El Paso Electric Co.	15,023
6,975	Exelon Corp.	251,379
3,233	Great Plains Energy, Inc.	95,600
8,311	ITC Holdings Corp.	353,550
4,094	NextEra Energy, Inc.	447,229
3,111	Northeast Utilities	172,909
3,890	NRG Yield, Inc. Class A	205,703
1,791	OGE Energy Corp.	63,007
		1,847,170
Electrical Equipment (0.2%)
3,449	ABB Ltd. ADR	66,014	*
797	Hubbell, Inc. Class B	84,514
1,840	Sensata Technologies Holding NV	90,749	*
		241,277
Electronic Equipment, Instruments & Components (1.3%)
6,738	Amphenol Corp. Class A	361,898
7,060	CDW Corp.	241,876
12,925	Corning, Inc.	307,227
1,178	IPG Photonics Corp.	87,926	*
2,875	TE Connectivity Ltd.	190,871
1,675	Universal Display Corp.	53,366	*
		1,243,164
Energy Equipment & Services (1.2%)
1,576	FMC Technologies, Inc.	59,068	*
13,427	Schlumberger Ltd.	1,106,251
		1,165,319
Food & Staples Retailing (1.3%)
5,352	Costco Wholesale Corp.	765,283
3,612	CVS Health Corp.	354,554
5,674	Smart & Final Stores, Inc.	85,110	*
1,271	Walgreens Boots Alliance, Inc.	93,736
		1,298,683
Food Products (1.3%)
2,151	ConAgra Foods, Inc.	76,210
3,641	Kraft Foods Group, Inc.	237,903
1,540	Mead Johnson Nutrition Co.	151,675
9,153	Mondelez International, Inc. Class A	322,552
1,210	Nestle SA ADR	92,577
1,704	Unilever NV	73,902
9,755	WhiteWave Foods Co.	321,622	*
		1,276,441
Gas Utilities (0.1%)
1,178	National Fuel Gas Co.	74,721

Health Care Equipment & Supplies (1.6%)
2,840	Abbott Laboratories	127,118
762	Becton, Dickinson & Co.	105,217
380	C.R. Bard, Inc.	64,991
1,910	Cooper Cos., Inc.	301,111
1,866	Hill-Rom Holdings, Inc.	89,120
2,578	IDEXX Laboratories, Inc.	408,407	*
2,257	Sirona Dental Systems, Inc.	203,627	*
1,271	West Pharmaceutical Services, Inc.	62,673
1,905	Zimmer Holdings, Inc.	213,551
		1,575,815
Health Care Providers & Services (2.3%)
2,095	Aetna, Inc.	192,363
1,056	Anthem, Inc.	142,518
1,431	Brookdale Senior Living, Inc.	48,296	*
2,104	Cardinal Health, Inc.	175,032
2,526	DaVita HealthCare Partners, Inc.	189,602	*
6,825	Express Scripts Holding Co.	550,846	*
2,569	HCA Holdings, Inc.	181,885	*
1,575	Henry Schein, Inc.	217,460	*
1,193	McKesson Corp.	253,691
4,014	Premier, Inc. Class A	130,455	*
3,161	VCA, Inc.	164,688	*
		2,246,836
Hotels, Restaurants & Leisure (1.6%)
3,566	Aramark	111,687
2,120	Darden Restaurants, Inc.	130,126
3,902	Dunkin' Brands Group, Inc.	184,604
8,361	Hilton Worldwide Holdings, Inc.	217,135	*
1,752	Hyatt Hotels Corp. Class A	98,567	*
2,099	McDonald's Corp.	194,032
1,771	Starbucks Corp.	155,016
1,583	Starwood Hotels & Resorts Worldwide, Inc.	113,928
14,891	Wendy's Co.	156,951
1,465	Wynn Resorts Ltd.	216,747
		1,578,793
Household Durables (0.9%)
2,265	Jarden Corp.	108,765	*
7,864	Lennar Corp. Class A	353,172
9,219	Newell Rubbermaid, Inc.	339,905
3,056	Toll Brothers, Inc.	105,799	*
		907,641
Household Products (1.1%)
2,436	Church & Dwight Co., Inc.	197,121
757	Colgate-Palmolive Co.	51,113
1,179	Energizer Holdings, Inc.	150,924
457	Kimberly-Clark Corp.	49,338
7,857	Procter & Gamble Co.	662,266
		1,110,762
Independent Power and Renewable Electricity Producers (0.4%)
7,944	AES Corp.	97,076
12,247	Calpine Corp.	255,717	*
		352,793
Industrial Conglomerates (1.5%)
3,426	3M Co.	556,040
5,201	Danaher Corp.	428,458
9,512	General Electric Co.	227,242
5,577	Koninklijke Philips NV	153,869
656	Roper Industries, Inc.	101,247
		1,466,856
Insurance (2.5%)
2,729	Allstate Corp.	190,457
1,673	American International Group, Inc.	81,760
6,109	Aon PLC	550,115
685	Assurant, Inc.	43,504
3,888	Lincoln National Corp.	194,322
3,367	Marsh & McLennan Cos., Inc.	181,044
6,022	MetLife, Inc.	280,023
11,056	Progressive Corp.	286,903
4,076	Prudential PLC	99,089
1,665	Reinsurance Group of America, Inc.	137,879
2,861	Travelers Cos., Inc.	294,168
1,750	Unum Group	54,355
		2,393,619
Internet & Catalog Retail (0.2%)
646	Amazon.com, Inc.	229,026	*

Internet Software & Services (2.2%)
19,979	eBay, Inc.	1,058,887	*
1,027	Google, Inc. Class A	552,064	*
879	Google, Inc. Class C	469,843	*
447	Twitter, Inc.	16,776	*
		2,097,570
IT Services (3.7%)
1,103	Accenture PLC Class A	92,685
419	Alliance Data Systems Corp.	121,020	*
7,350	Amdocs Ltd.	354,123
1,771	Automatic Data Processing, Inc.	146,161
2,375	Computer Sciences Corp.	144,115
1,779	Fiserv, Inc.	129,031	*
4,047	IBM Corp.	620,445
7,151	Leidos Holdings, Inc.	296,051
3,621	MasterCard, Inc. Class A	297,031
8,823	NeuStar, Inc. Class A	231,957	*
1,971	Teradata Corp.	87,828	*
6,153	VeriFone Systems, Inc.	193,143	*
1,605	Visa, Inc. Class A	409,130
5,304	WEX, Inc.	488,233	*
		3,610,953
Leisure Products (0.2%)
1,025	Polaris Industries, Inc.	148,205

Life Sciences Tools & Services (0.1%)
1,108	Charles River Laboratories International, Inc.	76,840	*
314	Thermo Fisher Scientific, Inc.	39,316
		116,156
Machinery (1.0%)
2,312	Deere & Co.	196,959
1,438	Dover Corp.	100,717
1,618	Ingersoll-Rand PLC	107,435
2,301	Lincoln Electric Holdings, Inc.	156,261
3,040	Mueller Industries, Inc.	95,426
1,560	Pentair PLC	96,424
1,443	Stanley Black & Decker, Inc.	135,137
973	Valmont Industries, Inc.	116,877
		1,005,236
Media (4.1%)
5,586	Comcast Corp. Class A	296,868
8,360	Comcast Corp. Class A Special	442,244
43,181	Cumulus Media, Inc. Class A	150,270	*
7,270	Gannett Co., Inc.	225,442
2,712	Lions Gate Entertainment Corp.	77,916
6,942	Markit Ltd.	182,227	*
2,421	Omnicom Group, Inc.	176,249
8,539	Pearson PLC	173,254
10,003	Pearson PLC ADR	202,661
11,274	Regal Entertainment Group Class A	238,558
3,565	Scholastic Corp.	131,121
1,350	Thomson Reuters Corp.	51,840
2,373	Time Warner, Inc.	184,928
11,343	Twenty-First Century Fox, Inc. Class A	376,134
6,308	Viacom, Inc. Class B	406,361
7,028	Walt Disney Co.	639,267
		3,955,340
Metals & Mining (0.5%)
3,170	Allegheny Technologies, Inc.	90,440
3,950	Carpenter Technology Corp.	149,863
7,545	Dominion Diamond Corp.	125,247	*
5,829	Goldcorp, Inc.	140,071
		505,621
Multi-Utilities (0.9%)
1,472	Alliant Energy Corp.	100,994
3,430	Ameren Corp.	155,310
7,060	CenterPoint Energy, Inc.	163,015
2,083	NiSource, Inc.	90,111
461	TECO Energy, Inc.	9,833
5,474	Wisconsin Energy Corp.	305,285
		824,548
Multiline Retail (0.4%)
1,834	Kohl's Corp.	109,526
1,437	Macy's, Inc.	91,796
1,211	Nordstrom, Inc.	92,278
1,034	Target Corp.	76,113
		369,713
Oil, Gas & Consumable Fuels (5.5%)
6,892	Anadarko Petroleum Corp.	563,421
1,227	Apache Corp.	76,773
23,825	Cabot Oil & Gas Corp.	631,362
871	Cheniere Energy, Inc.	62,172	*
718	Chevron Corp.	73,617
2,715	ConocoPhillips	170,991
2,397	Devon Energy Corp.	144,467
5,004	Enbridge, Inc.	242,344
9,773	EOG Resources, Inc.	870,090
738	EQT Corp.	54,937
4,002	Exxon Mobil Corp.	349,855
438	Kinder Morgan, Inc.	17,980
2,303	Noble Energy, Inc.	109,945
6,317	Occidental Petroleum Corp.	505,360
2,193	Pioneer Natural Resources Co.	330,112
6,952	Range Resources Corp.	321,669
3,557	Royal Dutch Shell PLC ADR Class A	218,578
953	Targa Resources Corp.	82,749
8,758	Teekay Corp.	370,726
9,992	Veresen, Inc.	128,277
		5,325,425
Paper & Forest Products (0.1%)
1,806	International Paper Co.	95,104

Personal Products (0.3%)
4,582	Estee Lauder Cos., Inc. Class A	323,443

Pharmaceuticals (7.9%)
1,638	AbbVie, Inc.	98,853
2,605	Actavis PLC	694,337	*
1,038	Allergan, Inc.	227,592
23,718	Bristol-Myers Squibb Co.	1,429,484
1,441	Eli Lilly & Co.	103,752
12,579	Johnson & Johnson	1,259,661
2,039	Merck & Co., Inc.	122,911
3,420	Novartis AG ADR	333,108
896	Pacira Pharmaceuticals, Inc.	96,186	*
40,369	Pfizer, Inc.	1,261,531
419	Roche Holding AG	112,928
3,532	Roche Holding AG ADR	119,240
584	Salix Pharmaceuticals Ltd.	78,647	*
12,160	Sanofi ADR	560,454
361	Shire PLC ADR	79,153
9,216	Teva Pharmaceutical Industries Ltd. ADR	524,022
12,874	Zoetis, Inc.	550,106
		7,651,965
Professional Services (1.1%)
1,277	IHS, Inc. Class A	147,021	*
7,390	Nielsen NV	321,908
8,551	Verisk Analytics, Inc. Class A	550,257	*
		1,019,186
Real Estate Investment Trusts (2.5%)
4,385	American Tower Corp.	425,126
3,564	Corrections Corporation of America	140,136
1,596	Crown Castle International Corp.	138,070
2,743	General Growth Properties, Inc.	82,784
1,303	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,851
2,833	Iron Mountain, Inc.	112,867
11,424	NorthStar Realty Finance Corp.	216,028
7,639	Outfront Media, Inc.	216,565
3,148	Plum Creek Timber Co., Inc.	140,149
19,045	Starwood Property Trust, Inc.	455,747
1,945	Starwood Waypoint Residential Trust	47,147
216	Urban Edge Properties	5,128	*
624	Ventas, Inc.	49,801
1,268	Vornado Realty Trust	140,038
6,811	Weyerhaeuser Co.	244,174
		2,431,611
Real Estate Management & Development (0.3%)
5,196	Brookfield Asset Management, Inc. Class A	264,892

Road & Rail (1.3%)
3,283	Avis Budget Group, Inc.	188,149	*
271	Canadian National Railway Co.	17,881
945	Canadian Pacific Railway Ltd.	165,063
3,789	CSX Corp.	126,174
10,054	Hertz Global Holdings, Inc.	206,308	*
294	Kansas City Southern	32,366
1,892	Norfolk Southern Corp.	192,927
2,573	Union Pacific Corp.	301,581
		1,230,449
Semiconductors & Semiconductor Equipment (1.3%)
5,057	Altera Corp.	166,502
1,901	Analog Devices, Inc.	99,051
2,906	ASML Holding NV	302,050
5,479	Intel Corp.	181,026
10	Linear Technology Corp.	449
1,357	Skyworks Solutions, Inc.	112,699
8,017	Texas Instruments, Inc.	428,509
		1,290,286
Software (2.9%)
8,743	Activision Blizzard, Inc.	182,685
1,228	ANSYS, Inc.	99,063	*
2,074	Check Point Software Technologies Ltd.	160,051	*
1,964	FireEye, Inc.	66,403	*
5,223	Intuit, Inc.	453,461
25,465	Microsoft Corp.	1,028,786
3,948	NICE-Systems Ltd. ADR	193,255
7,802	Nuance Communications, Inc.	107,238	*
10,716	Oracle Corp.	448,893
1,165	VMware, Inc. Class A	89,821	*
		2,829,656
Specialty Retail (2.1%)
1,540	Bed Bath & Beyond, Inc.	115,146	*
2,516	Best Buy Co., Inc.	88,563
2,772	DSW, Inc. Class A	98,572
1,112	Foot Locker, Inc.	59,181
1,476	Gap, Inc.	60,797
5,181	GNC Holdings, Inc. Class A	229,726
4,822	Home Depot, Inc.	503,513
17,919	Office Depot, Inc.	136,184	*
1,669	PetSmart, Inc.	136,366
2,485	Tiffany & Co.	215,300
5,497	TJX Cos., Inc.	362,472
		2,005,820
Technology Hardware, Storage & Peripherals (2.9%)
13,768	Apple, Inc.	1,613,059
17,932	EMC Corp.	464,977
10,096	SanDisk Corp.	766,387
		2,844,423
Textiles, Apparel & Luxury Goods (0.4%)
72	Coach, Inc.	2,678
88	Columbia Sportswear Co.	3,740
401	Hanesbrands, Inc.	44,664
909	NIKE, Inc. Class B	83,855
1,351	PVH Corp.	148,961
643	Ralph Lauren Corp.	107,310
		391,208
Thrifts & Mortgage Finance (0.1%)
3,996	People's United Financial, Inc.	56,224

Tobacco (0.1%)
1,138	Philip Morris International, Inc.	91,313

Trading Companies & Distributors (0.4%)
5,925	NOW, Inc.	147,829	*
491	United Rentals, Inc.	40,679	*
637	W.W. Grainger, Inc.	150,230
		338,738
Transportation Infrastructure (0.4%)
3,481	Macquarie Infrastructure Co. LLC	248,752
10,296	Wesco Aircraft Holdings, Inc.	134,260	*
		383,012
Water Utilities (0.2%)
2,930	American Water Works Co., Inc.	164,490

Wireless Telecommunication Services (0.2%)
1,362	SBA Communications Corp. Class A	158,945	*

Total Common Stocks (Cost $72,736,679)		81,921,289

Preferred Stocks (0.2%)

Banks (0.1%)
2,873	HSBC Holdings PLC, Ser. 2, 8.00%	77,169
2,815	U.S. Bancorp, Ser. F, 6.50%	83,267
		160,436
Marine (0.1%)
1,993	Seaspan Corp., Ser. C, 9.50%	52,954

Total Preferred Stocks (Cost $206,471)		213,390

Exchange Traded Funds (0.1%)
1,905	iShares MSCI EMU ETF	69,875
78	SPDR S&P 500 ETF Trust	15,559

Total Exchange Traded Funds (Cost $85,022)		85,434

Mutual Funds (6.5%)
13,577	Central Fund of Canada Ltd. Class A	179,624
572,862	Neuberger Berman Core Bond Fund Institutional Class	6,123,893	§

Total Mutual Funds (Cost $6,111,292)		6,303,517

Short-Term Investments (8.4%)
8,100,544	State Street Institutional Treasury Money Market Fund Premier Class (Cost $8,100,544)	8,100,544

Total Investments (99.9%) (Cost $87,240,008)		96,624,174	##

Cash, receivables and other assets, less liabilities (0.1%)		100,060

Total Net Assets (100.0%)		$96,724,234

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) 1/31/15

NUMBER OF SHARES		VALUE($)	†

Long Positions (98.5%)

Common Stocks (44.8%)

Australia (0.5%)
1,536	Brambles Ltd.	12,584	ØØ
766	Caltex Australia Ltd.	19,824	ØØ
2,677	Fortescue Metals Group Ltd.	4,854	ØØ
17,158	Qantas Airways Ltd.	34,575	ØØ*
3,522	Tatts Group Ltd.	10,540	ØØ
11,389	Telstra Corp. Ltd.	57,446	ØØ
		139,823
Belgium (0.4%)
555	Anheuser-Busch InBev NV ADR	67,749	ØØ
442	Delhaize Group SA	36,768	ØØ
		104,517
British Virgin Islands (0.2%)
774	Cogeco Cable, Inc.	44,465	ØØ

Canada (1.8%)
723	Alimentation Couche-Tard, Inc. Class B	28,329	ØØ
1,749	BCE, Inc.	80,366	ØØ
1,597	Brookfield Asset Management, Inc. Class A	81,415	ØØ
769	Canadian National Railway Co.	50,739	ØØ
626	Canadian Natural Resources Ltd.	18,116	ØØ
440	Canadian Pacific Railway Ltd.	76,855	ØØ
760	Enbridge Income Fund Holdings, Inc.	24,624	ØØ
213	Enbridge, Inc.	10,316	ØØ
568	George Weston Ltd.	45,022	ØØ
4,230	Kinross Gold Corp.	14,347	*ØØ
453	Magna International, Inc.	43,525	ØØ
285	Potash Corp. of Saskatchewan, Inc.	10,414	ØØ
416	Sun Life Financial, Inc.	12,717	ØØ
		496,785
Denmark (0.2%)
20	AP Moeller - Maersk A/S Class A	39,138	ØØ
6	AP Moeller - Maersk A/S Class B	12,124	ØØ
413	Vestas Wind Systems A/S	16,047	*ØØ
		67,309
Finland (0.3%)
2,650	Neste Oil OYJ	73,692	ØØ

France (0.7%)
126	Boiron SA	12,887	ØØ
140	DBV Technologies SA	6,747	*
176	Genfit	11,291	*ØØ
172	Groupe Fnac	8,627	ØØ*
2,539	Peugeot SA	36,598	*ØØ
2,668	Sanofi ADR	122,968	ØØ
		199,118
Germany (0.9%)
93	Bayer AG	13,395	ØØ
1,674	Deutsche Lufthansa AG	28,314	ØØ
198	Hannover Rueckversicherung AG	17,746	ØØ
254	Merck KGaA	25,379	ØØ
758	Porsche Automobil Holding SE (Preference Shares)	63,522	ØØ
381	RWE AG	10,569	ØØ
119	Volkswagen AG	26,421	ØØ
297	Volkswagen AG (Preference Shares)	66,257	ØØ
		251,603
Hong Kong (0.2%)
8,000	Cathay Pacific Airways Ltd.	18,603	ØØ
3,000	Cheung Kong Infrastructure Holdings Ltd.	24,622	ØØ
2,000	Link REIT	13,594	ØØ
		56,819
India (0.0%)
1,316	Vedanta Resources PLC	7,354	ØØ

Ireland (0.4%)
1,424	ICON PLC	80,314	*ØØ
237	Ryanair Holdings PLC ADR	15,637	*ØØ
1,275	Smurfit Kappa Group PLC	31,346	ØØ
		127,297
Israel (0.6%)
902	Check Point Software Technologies Ltd.	69,607	*ÈØØ
1,933	Teva Pharmaceutical Industries Ltd. ADR	109,911	ÈØØ
		179,518
Italy (0.2%)
8,221	Enel SpA	37,145	ØØ
480	Luxottica Group SpA ADR	28,450
		65,595
Japan (1.6%)
9,000	Asahi Kasei Corp.	88,885	ØØ
100	Central Japan Railway Co.	17,148	ØØ
1,000	Fuji Heavy Industries Ltd.	36,067	ØØ
1,800	Japan Airlines Co. Ltd.	60,940	ØØ
1,100	JFE Holdings, Inc.	24,230	ØØ
800	Mitsubishi Corp.	13,956	ØØ
1,000	Mitsubishi Electric Corp.	11,566	ØØ
9,000	Mitsubishi UFJ Financial Group, Inc.	47,829	ØØ
900	Mitsui & Co. Ltd.	11,452	ØØ
200	Nippon Telegraph & Telephone Corp.	11,837	ØØ
1,300	Nissan Motor Co. Ltd.	11,086	ØØ
400	NOK Corp.	11,506	ØØ
2,700	Resona Holdings, Inc.	13,395	ØØ
200	Rohm Co. Ltd.	12,858	ØØ
500	Toyo Tire & Rubber Co. Ltd.	11,262	ØØ
700	TOYOTA MOTOR Corp.	45,130	ØØ
1,000	Yamaguchi Financial Group, Inc.	10,404	ØØ
		439,551
Luxembourg (0.1%)
892	APERAM SA	23,156	*ØØ
1,749	ArcelorMittal	16,709	ØØ
		39,865
Netherlands (1.1%)
270	Akzo Nobel NV	19,451	ØØ
780	ASML Holding NV	81,073	ØØ
606	Delta Lloyd NV	11,450	ØØ
322	Heineken Holding NV	21,072	ØØ
2,186	Koninklijke Ahold NV	39,454	ØØ
1,259	Royal Dutch Shell PLC	38,369	ØØ
2,140	Unilever NV	92,812	ØØ
		303,681
Norway (0.0%)
860	DNB ASA	12,460	ØØ

Portugal (0.1%)
6,786	EDP - Energias de Portugal SA	25,814	ØØ

Singapore (0.1%)
1,000	DBS Group Holdings Ltd.	14,579	ØØ
11,200	Yangzijiang Shipbuilding Holdings Ltd.	10,239	ØØ
		24,818
South Africa (0.1%)
1,244	Mondi PLC	22,192	ØØ

Spain (0.2%)
505	ACS Actividades de Construccion y Servicios SA	17,564	ØØ
2,057	Iberdrola SA	14,198	ØØ
968	Repsol SA	17,148	ØØ
		48,910
Sweden (0.3%)
203	Axfood AB	12,320	ØØ
661	Haldex AB	8,926	ØØ
348	Holmen AB	12,556	ØØ
309	ICA Gruppen AB	11,872	ØØ
823	Skanska AB	18,241	ØØ
2,505	Tele2 AB	28,339	ØØ
		92,254
Switzerland (1.2%)
3,307	ABB Ltd. ADR	63,296	ØØ
64	Autoneum Holding AG	10,712	ØØ
1,093	Clariant AG	17,560	ØØ
19	Forbo Holding AG	18,371	ØØ
35	Helvetia Holding AG	17,853	ØØ
322	Nestle SA	24,592	ØØ
146	Novartis AG	14,228	ØØ
646	Novartis AG ADR	62,920	ØØ
88	Roche Holding AG	23,718	ØØ
202	Swiss Life Holding AG	45,077	*ØØ
530	Swiss Re AG	47,810	ØØ
		346,137
United Kingdom (2.9%)
8,485	3i Group PLC	58,515	ØØ
4,371	888 Holdings PLC	9,270	ØØ
849	Aggreko PLC	19,800	ØØ
2,219	Alent PLC	12,186	ØØ
246	AstraZeneca PLC	17,512	ØØ
1,189	Barclays PLC ADR	16,694	ØØ
1,721	Barratt Developments PLC	11,847
1,507	Bellway PLC	41,255	ØØ
353	Berkeley Group Holdings PLC	12,867	ØØ
1,046	Betfair Group PLC	25,293	ØØ
5,628	BP PLC	36,154	ØØ
1,962	BT Group PLC	12,309	ØØ
2,711	Carillion PLC	13,924	ØØ
1,383	easyJet PLC	38,562	ØØ
22,435	Evraz PLC	57,414	ØØ
4,618	Fiat Chrysler Automobiles NV	60,906	*ØØ
13,388	Firstgroup PLC	19,981	*ØØ
3,486	G4S PLC	14,938	ØØ
378	Hikma Pharmaceuticals PLC	13,394	ØØ
1,422	HSBC Holdings PLC	13,010	ØØ
1,700	Inchcape PLC	17,758	ØØ
4,771	International Consolidated Airlines Group SA	38,928	*ØØ
5,620	Lookers PLC	12,634	ØØ
4,576	Melrose Industries PLC	18,216	*ØØ
2,805	Pace PLC	14,077	ØØ
715	Pearson PLC	14,507	ØØ
609	Persimmon PLC	14,579	ØØ
3,861	Phoenix Group Holdings	48,628	ØØ
539	Reed Elsevier NV	13,178	ØØ
2,981	Rexam PLC	19,049	ØØ
4,168	Royal Bank of Scotland Group PLC	22,631	*ØØ
1,852	Royal Mail PLC	12,105	ØØ
3,476	Segro PLC	21,526	ØØ
1,418	Tate & Lyle PLC	14,462	ØØ
6,330	Taylor Wimpey PLC	12,860	ØØ
1,080	WS Atkins PLC	20,352
		821,321
United States (30.7%)
191	AbbVie, Inc.	11,527	ØØ
489	Achillion Pharmaceuticals, Inc.	7,262	*È
264	Actavis PLC	70,367	*ÈØØ
4,265	Activision Blizzard, Inc.	89,117	ÈØØ
926	ADT Corp.	31,854	ÈØØ
779	Aetna, Inc.	71,528	ØØ
191	Agios Pharmaceuticals, Inc.	22,141	*ÈØØ
196	Alaska Air Group, Inc.	13,303	ØØ
386	Altria Group, Inc.	20,497	ØØ
477	Amdocs Ltd.	22,982	ØØ
771	American Capital Agency Corp.	16,615	ØØ
971	American Express Co.	78,350	ØØ
350	American Financial Group, Inc.	20,314	ØØ
1,264	American International Group, Inc.	61,772	ØØ
144	Amgen, Inc.	21,925	ØØ
665	AmTrust Financial Services, Inc.	33,662	ØØ
3,445	Annaly Capital Management, Inc.	36,379	ØØ
698	Anthem, Inc.	94,202	ØØ
2,704	Apple, Inc.	316,801	ØØ
1,671	Archer-Daniels-Midland Co.	77,919	ØØ
435	Ashland, Inc.	51,556	ØØ
627	AT&T, Inc.	20,641	ØØ
348	Atmos Energy Corp.	19,805	ØØ
315	Automatic Data Processing, Inc.	25,997	ÈØØ
393	Avery Dennison Corp.	20,542	ØØ
233	Axis Capital Holdings Ltd.	11,860	ØØ
2,241	Bank of America Corp.	33,951	ØØ
827	Berkshire Hathaway, Inc. Class B	119,014	*ÈØØ
312	Big Lots, Inc.	14,324	È
39	BlackRock, Inc.	13,280	ØØ
275	Boeing Co.	39,977	ÈØØ
494	Bristol-Myers Squibb Co.	29,773	ØØ
1,016	Brocade Communications Systems, Inc.	11,298	ØØ
837	Bunge Ltd.	74,937	ÈØØ
3,021	Cablevision Systems Corp. Class A	57,157	ÈØØ
6,123	Cabot Oil & Gas Corp.	162,259	ØØ
150	CBOE Holdings, Inc.	9,671	ÈØØ
293	CDW Corp.	10,038	ØØ
820	Century Aluminum Co.	18,950	*ÈØØ
303	CenturyLink, Inc.	11,263	ØØ
416	Charles River Laboratories International, Inc.	28,850	*ØØ
228	Chevron Corp.	23,377	ØØ
29,495	Chimera Investment Corp.	92,614	ØØ
210	Cigna Corp.	22,434	ØØ
275	Cintas Corp.	21,642	ÈØØ
1,234	Cisco Systems, Inc.	32,534	ØØ
842	Citigroup, Inc.	39,532	ØØ
1,195	CME Group, Inc.	101,933	ÈØØ
216	Comcast Corp. Class A	11,479	ØØ
954	ConAgra Foods, Inc.	33,800	ØØ
295	Concho Resources, Inc.	32,701	*ØØ
251	ConocoPhillips	15,808	ÈØØ
274	CONSOL Energy, Inc.	7,932	È
632	Cooper Cos., Inc.	99,635	ØØ
1,240	Costco Wholesale Corp.	177,308	ØØ
373	CVS Health Corp.	36,614	ØØ
518	Danaher Corp.	42,673	ØØ
1,082	Darden Restaurants, Inc.	66,413	ØØ
1,712	Delta Air Lines, Inc.	80,995	ØØ
1,533	DeVry Education Group, Inc.	65,015	ØØ
119	DIRECTV	10,148	*ØØ
143	Domino's Pizza, Inc.	14,164	ÈØØ
258	Duke Energy Corp.	22,482	ØØ
1,010	Dynegy, Inc.	27,593	*ØØ
3,457	eBay, Inc.	183,221	*ØØ
1,003	Entergy Corp.	87,773	ØØ
240	EOG Resources, Inc.	21,367	ØØ
154	Esperion Therapeutics, Inc.	7,069	*ØØ
369	Everest Re Group Ltd.	63,239	ØØ
2,037	Exelon Corp.	73,413	ÈØØ
616	Exxon Mobil Corp.	53,851	ØØ
285	Facebook, Inc. Class A	21,634	*ØØ
797	Fairchild Semiconductor International, Inc.	12,234	*ØØ
1,958	Freescale Semiconductor Ltd.	62,832	È*ØØ
483	General Electric Co.	11,539	ØØ
528	Genpact Ltd.	10,597	*ØØ
265	Gilead Sciences, Inc.	27,780	ØØ*
4,504	Globalstar, Inc.	10,900	*È
1,568	GNC Holdings, Inc. Class A	69,525	ØØ
623	Goldman Sachs Group, Inc.	107,411	ØØ
42	Google, Inc. Class A	22,577	*ØØ
17	Graham Holdings Co.	15,900	ØØ
693	H&R Block, Inc.	23,756	ØØ
92	Hanesbrands, Inc.	10,247	ØØ
156	Harman International Industries, Inc.	20,222	ØØ
227	Harris Corp.	15,239	ØØ
1,016	Hartford Financial Services Group, Inc.	39,522	ØØ
412	Hasbro, Inc.	22,627	È
2,613	HCA Holdings, Inc.	185,000	*ØØ
961	Helix Energy Solutions Group	18,038	*ØØ
1,799	Hewlett-Packard Co.	64,998	ØØ
136	Huntington Ingalls Industries, Inc.	15,858	ØØ
192	IBM Corp.	29,436	ÈØØ
419	IHS, Inc. Class A	48,239	*ØØ
224	Ingredion, Inc.	18,063	ØØ
2,430	Intel Corp.	80,287	ØØ
774	Intercontinental Exchange, Inc.	159,235	ØØ
219	Intrexon Corp.	6,287	*È
872	Intuit, Inc.	75,707	ØØ
1,019	ITC Holdings Corp.	43,348	ÈØØ
3,040	JC Penney Co., Inc.	22,101	*ÈØØ
1,523	JetBlue Airways Corp.	25,571	*ÈØØ
384	Johnson & Johnson	38,454	ØØ
4,709	JPMorgan Chase & Co.	256,075	ØØ
165	Kohl's Corp.	9,854	È
211	Lam Research Corp.	16,129	ØØ
1,470	Leidos Holdings, Inc.	60,858	ØØ
1,747	Lennar Corp. Class A	78,458	ÈØØ
367	Lincoln National Corp.	18,343	ØØ
896	LKQ Corp.	23,126	ØØ*
722	Manhattan Associates, Inc.	32,230	*ÈØØ
218	Manpower Group, Inc.	15,888	ØØ
428	Merck & Co., Inc.	25,800	ØØ
898	MetLife, Inc.	41,757	ØØ
2,497	Micron Technology, Inc.	73,075	*ØØ
3,408	Microsoft Corp.	137,683	ØØ
102	Mohawk Industries, Inc.	16,834	*ØØ
563	Mondelez International, Inc. Class A	19,840	ØØ
213	MWI Veterinary Supply, Inc.	40,400	*ØØ
224	National Fuel Gas Co.	14,208	È
1,687	Newell Rubbermaid, Inc.	62,200	ØØ
229	NextEra Energy, Inc.	25,016	ØØ
3,621	Nuance Communications, Inc.	49,771	*ÈØØ
113	O'Reilly Automotive, Inc.	21,172	*ÈØØ
14,970	Office Depot, Inc.	113,772	*
897	Oracle Corp.	37,575	ØØ
1,025	Packaging Corp. of America	77,746	ÈØØ
169	Pantry, Inc.	6,236	*È
135	Parker Hannifin Corp.	15,722	ØØ
103	PartnerRe Ltd.	11,783	ØØ
475	PBF Energy, Inc.	13,348	ØØ
2,773	Pfizer, Inc.	86,656	ØØ
780	Pilgrim's Pride Corp.	21,177	ÈØØ
613	Pioneer Natural Resources Co.	92,275	ØØ
859	Pitney Bowes, Inc.	20,599	ØØ
234	PNC Financial Services Group, Inc.	19,782	ØØ
258	Polaris Industries, Inc.	37,304	ØØ
973	PRA Group, Inc.	48,183	*ÈØØ
243	Precision Castparts Corp.	48,624	ØØ
1,280	Procter & Gamble Co.	107,891	ØØ
84	PVH Corp.	9,262	ØØ
157	QUALCOMM, Inc.	9,806	ØØ
848	Range Resources Corp.	39,237	ØØ
411	Reinsurance Group of America, Inc.	34,035	ØØ
515	Republic Services, Inc.	20,435	ØØ
294	Rock-Tenn Co. Class A	19,081	ØØ
693	Royal Caribbean Cruises Ltd.	52,356	ÈØØ
191	Sanderson Farms, Inc.	15,272	È
1,856	SanDisk Corp.	140,889	ØØ
1,531	Schlumberger Ltd.	126,139	ØØ
230	Skyworks Solutions, Inc.	19,101	ØØ
472	Sonoco Products Co.	20,862	ÈØØ
1,150	Southwest Airlines Co.	51,957	ØØ
2,184	Spirit AeroSystems Holdings, Inc. Class A	98,367	*ØØ
210	SS&C Technologies Holdings, Inc.	11,619	ØØ
1,919	Staples, Inc.	32,719	ØØ
256	Tenet Healthcare Corp.	10,824	*ÈØØ
689	Teradata Corp.	30,702	*ÈØØ
810	Teradyne, Inc.	14,661	ØØ
405	Tesoro Corp.	33,101	ØØ
477	Texas Instruments, Inc.	25,496	ÈØØ
322	Thomson Reuters Corp.	12,365	ØØ
203	Time Warner, Inc.	15,820	ØØ
418	TJX Cos., Inc.	27,563	ØØ
622	Tractor Supply Co.	50,488	ØØ
226	Travelers Cos., Inc.	23,237	ØØ
287	Twenty-First Century Fox, Inc. Class A	9,517	ÈØØ
603	UGI Corp.	22,305	ØØ
952	United Continental Holdings, Inc.	66,040	*ØØ
3,095	United States Steel Corp.	75,642	ÈØØ
540	UnitedHealth Group, Inc.	57,375	ØØ
442	Valero Energy Corp.	23,373	ØØ
1,611	VCA, Inc.	83,933	*ÈØØ
2,195	VeriFone Systems, Inc.	68,901	*ÈØØ
1,435	Verisk Analytics, Inc. Class A	92,342	ØØ*
1,063	Verizon Communications, Inc.	48,590	ØØ
142	Viacom, Inc. Class B	9,148
113	Visa, Inc. Class A	28,805	ÈØØ
1,267	Voya Financial, Inc.	49,426	ØØ
809	WageWorks, Inc.	44,527	ØØ*
656	Wal-Mart Stores, Inc.	55,747	ØØ
448	Walt Disney Co.	40,750	ØØ
2,475	Wells Fargo & Co.	128,502	ØØ
794	West Corp.	25,964	ØØ
463	Westar Energy, Inc.	19,779	ÈØØ
2,708	WhiteWave Foods Co.	89,283	*ÈØØ
995	Zimmer Holdings, Inc.	111,539	ØØ
		8,701,855

Total Common Stocks (Cost $12,862,132)		12,692,753

Principal Amount($)[a]		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.6%)
5,000	U.S. Treasury Bonds	6,661	ØØ
45,000	U.S. Treasury Bonds, 4.50%, due 2/15/36	64,389	ØØ
5,000	U.S. Treasury Bonds, 5.38%, due 2/15/31	7,323	ØØ
33,829	U.S. Treasury Inflation Index Bonds	40,243
35,707	U.S. Treasury Inflation Index Bonds	42,979
14,370	U.S. Treasury Inflation Index Bonds	21,515
65,809	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 1/15/24	69,413
60,113	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 2/15/40	83,572
6,266	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	7,717
11,714	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/27	14,714
22,006	U.S. Treasury Inflation Indexed Bonds, 2.5%, due 1/15/29	28,640
26,618	U.S. Treasury Inflation Indexed Bonds, 3.38%, due 4/15/32	39,858
15,659	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/22	15,899
20,469	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/23	20,738
130,000	U.S. Treasury Notes, 0.75%, due 2/28/18	129,817	ØØ
20,000	U.S. Treasury Notes, 1.63%, due 11/15/22	20,142	ØØ
130,000	U.S. Treasury Notes, 1.63%, due 7/31/19	132,925	ØØ
65,000	U.S. Treasury Notes, 2.00%, due 10/31/21	67,244	ØØ
80,000	U.S. Treasury Notes, 2.38%, due 8/15/24	85,100	ØØ
40,000	U.S. Treasury Notes, 2.75%, due 11/15/42	44,266	ØØ
105,000	U.S. Treasury Notes, 3.00%, due 11/15/44	122,423	ØØ
105,000	U.S. Treasury Notes, 4.38%, due 11/15/39	149,092	ØØ
50,000	U.S. Treasury Notes, 6.25%, due 5/15/30	78,219	ØØ

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,255,932)		1,292,889

U.S. Government Agency Securities (0.1%)

United States (0.1%)
25,000	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $35,578)	36,842	ØØ

Mortgage-Backed Securities (0.5%)

Fannie Mae (0.3%)
60,000	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	65,119	Ø
Freddie Mac (0.2%)
60,000	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	64,245	Ø

Total Mortgage-Backed Securities (Cost $129,202)		129,364

Government Securities (7.8%)

Sovereign (7.8%)
AUD 15,000	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	15,318
AUD 50,000	Australia Government Bond, Senior Unsecured Notes, 2.75%, due 4/21/24	40,172
AUD 40,000	Australia Government Bond, Senior Unsecured Notes, 3.25% due 4/21/25	33,471
EUR 25,000	Bundesrepublik Deutschland, Bonds, 2.5%, due 7/4/44	39,972
CAD105,000	Canadian Government Bond, Bonds, 1.25%, due 2/1/16	83,249
CAD 22,647	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	23,902
CAD185,000	Canadian Government Bond, Bonds, 4.25%, due 6/1/18	163,809
EUR 15,142	Deutsche Bundesrepublik Inflation Linked Bond, Bonds, 0.50%, due 4/15/30	20,271
EUR100,000	European Investment Bank, Euro Unsecured Medium-Term Notes, 4.63%, due 4/15/20	139,884
EUR 46,753	France Government Bond OAT, Bonds, 0.25%, due 2/1/16	54,012
EUR 20,297	France Government Bond OAT, Bonds, 0.25%, due 7/25/24	24,527
EUR110,000	France Government Bond OAT, Bonds, 1.75%, due 11/25/24	138,497
EUR 45,000	Italy Buoni Poliennali Del Tesoro	63,225
EUR 41,800	Italy Buoni Poliennali Del Tesoro, Bonds, 2.35%, due 9/15/35	57,753
EUR 10,854	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	15,474
MXN690,000	Mexican Bonos	57,514
NZD105,000	New Zealand Government Bond	89,249
NZD 20,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	15,417
NZD 50,000	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	40,664
ZAR805,000	South Africa Government Bond	59,324
EUR 5,000	Spain Government Bond	8,759	ñ
EUR 80,000	Spain Government Bond	117,271	ñ
EUR 10,000	Spain Government Bond, Senior Unsecured Notes, 4.20%, due 1/31/37	14,970
GBP 26,518	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	53,659
GBP 5,312	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.25%, due 3/22/52	12,133
GBP 48,737	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	85,047
GBP200,000	United Kingdom Gilt, Bonds, 1.75%, due 7/22/19	312,539
GBP200,000	United Kingdom Gilt, Bonds, 1.75%, due 9/7/22	313,709
GBP 55,000	United Kingdom Gilt, Bonds, 4.25%, due 12/7/27	109,263

Total Government Securities (Cost $2,215,699)		2,203,054

NUMBER OF SHARES		VALUE($)	†

Exchange Traded Funds (3.2%)
1,627	iShares Core U.S. Aggregate Bond ETF	182,842
9,515	iShares MSCI ACWI ETF	549,301
3,285	SPDR Barclays International Treasury Bond ETF	178,901

Total Exchange Traded Funds (Cost $909,022)		911,044

Mutual Funds (34.5%)
146,402	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,368,860	a
187,444	Neuberger Berman Emerging Markets Equity Fund Institutional Class	3,014,095	a
301,887	Neuberger Berman International Equity Fund Institutional Class	3,239,245	a
111,878	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	789,862	a
137,958	Neuberger Berman Short Duration High Income Fund Institutional Class	1,361,648	a

Total Mutual Funds (Cost $9,717,656)		9,773,710

Rights (0.0%)

Spain (0.0%)
505	ACS Actividades de Construccion y Servicios SA (Cost $256)	257	*

Short-Term Investments (3.0%)
859,117	State Street Institutional Government Money Market Fund Premier Class (Cost $859,117)	859,117	ØØ

Total Long Positions (98.5%) (Cost $27,984,594)		27,899,030	##

Cash, receivables and other assets, less liabilities (9.7%)		2,747,817	±

Short Positions (see summary below) ((8.2)%)		(2,332,629)

Total Net Assets (100.0%)		$28,314,218

Short Positions ((8.2)%)

Common Stocks Sold Short (8.2%)‡

Australia (0.1%)
(1,398)	Coca-Cola Amatil Ltd.	(10,493)
(2,460)	Iluka Resources Ltd.	(13,359)
(1,565)	Santos Ltd.	(9,528)
		(33,380)
Austria (0.0%)
(247)	Palfinger AG	(6,475)

Belgium (0.0%)
(181)	UCB SA	(14,071)

Canada (0.2%)
(208)	BCE, Inc.	(9,553)
(825)	Element Financial Corp.	(8,765)	*
(195)	Franco-Nevada Corp.	(11,253)
(257)	IGM Financial, Inc.	(8,820)
(539)	MEG Energy Corp.	(8,221)	*
(305)	Paramount Resources Ltd.	(6,843)	*
(821)	Whitecap Resources, Inc.	(8,018)
		(61,473)
Denmark (0.1%)
(311)	Chr Hansen Holding A/S	(12,924)
(671)	GN Store Nord A/S	(15,042)
(171)	William Demant Holding A/S	(12,982)	*
		(40,948)
Finland (0.1%)
(478)	Fortum OYJ	(10,196)
(595)	Uponor Oyj	(9,067)
		(19,263)
France (0.5%)
(2,305)	Alcatel-Lucent	(7,978)	*
(622)	Bureau Veritas SA	(13,171)
(186)	Danone SA	(12,482)
(177)	Dassault Systemes	(10,938)
(43)	Eurofins Scientific SE	(11,047)
(952)	Groupe Eurotunnel SA	(12,782)
(123)	ICADE	(10,736)
(182)	Imerys SA	(13,141)
(211)	Legrand SA	(11,311)
(78)	LVMH Moet Hennessy Louis Vuitton SA	(12,544)
(91)	Pernod-Ricard SA	(10,912)
(216)	Remy Cointreau SA	(15,987)
		(143,029)
Germany (0.3%)
(129)	BASF SE	(11,537)
(115)	Beiersdorf AG	(10,094)
(480)	Deutsche Wohnen AG	(12,468)
(70)	Linde AG	(13,410)
(99)	MAN SE	(10,555)
(156)	SAP SE	(10,182)
(291)	United Internet AG	(12,606)
		(80,852)
Hong Kong (0.1%)
(1,400)	AIA Group Ltd.	(8,118)
(2,000)	Sands China Ltd.	(9,711)
		(17,829)
Italy (0.2%)
(497)	Salvatore Ferragamo SpA	(14,387)
(2,496)	Snam SpA	(12,213)
(1,194)	World Duty Free SpA	(13,153)	*
(323)	Yoox SpA	(6,989)	*
		(46,742)
Japan (0.4%)
(900)	Daiichi Sankyo Co. Ltd.	(13,057)
(100)	Hirose Electric Co. Ltd.	(11,982)
(400)	Honda Motor Co. Ltd.	(12,070)
(1,200)	Hulic Co. Ltd.	(10,900)
(500)	LIXIL Group Corp.	(9,742)
(500)	NKSJ Holdings	(13,874)
(800)	NTT Urban Development Corp.	(7,675)
(2,000)	Odakyu Electric Railway Co. Ltd.	(19,456)
(400)	Takeda Pharmaceutical Co. Ltd.	(19,984)
		(118,740)
Mexico (0.1%)
(1,206)	Fresnillo PLC	(16,290)

Netherlands (0.1%)
(124)	ASML Holding NV	(12,934)

(1,349)	CNH Industrial NV	(10,270)
(382)	OCI NV	(13,450)	*
		(36,654)
Spain (0.2%)
(905)	Atresmedia Corp. de Medios de Comunicacion SA	(13,298)
(1,167)	Banco Bilbao Vizcaya Argentaria	(9,969)
(1,051)	Mediaset Espana Comunicacion SA	(12,795)	*
(1,270)	Zardoya Otis SA	(14,463)
		(50,525)
Sweden (0.2%)
(269)	Assa Abloy AB	(14,691)
(1,012)	Lundin Petroleum AB	(13,129)	*
(671)	SKF AB	(15,817)
(1,077)	Volvo AB	(12,608)
		(56,245)
Switzerland (0.2%)
(13)	Barry Callebaut AG	(12,962)
(110)	Cie Financiere Richemont SA	(9,139)
(97)	Dufry AG	(14,250)	*
(245)	Julius Baer Group Ltd.	(9,968)
(127)	Swiss Prime Site AG	(11,016)
(36)	Syngenta AG	(11,726)
		(69,061)
United Kingdom (1.6%)
(357)	Admiral Group PLC	(7,766)
(718)	Ashtead Group PLC	(11,684)
(196)	Associated British Foods PLC	(9,141)
(182)	British American Tobacco PLC	(10,268)
(1,003)	BTG PLC	(11,917)	*
(685)	Capita PLC	(11,504)
(403)	Diageo PLC	(11,929)
(1,782)	Drax Group PLC	(9,669)
(1,240)	Essentra PLC	(15,439)
(2,337)	Glencore PLC	(8,714)	*
(1,081)	Greene King PLC	(13,658)
(738)	Hargreaves Lansdown PLC	(11,187)
(2,993)	Imagination Technologies Group PLC	(11,025)	*
(564)	IMI PLC	(10,800)
(1,065)	Inmarsat PLC	(13,345)
(364)	Intertek Group PLC	(12,537)
(865)	Jardine Lloyd Thompson Group PLC	(12,290)
(1,451)	Kingfisher PLC	(7,464)
(4,946)	Ladbrokes PLC	(8,617)
(1,245)	N Brown Group PLC	(8,066)
(104)	Next PLC	(11,302)
(724)	Oxford Instruments PLC	(8,095)
(970)	Pennon Group PLC	(12,966)
(287)	Provident Financial PLC	(11,371)
(165)	Randgold Resources Ltd.	(14,162)
(294)	Rotork PLC	(10,163)
(3,967)	Serco Group PLC	(9,191)
(1,187)	Sports Direct International PLC	(12,659)	*
(952)	St. James's Place PLC	(12,248)
(1,356)	Standard Life PLC	(8,193)
(434)	SuperGroup PLC	(6,275)	*
(3,121)	TalkTalk Telecom Group PLC	(14,906)
(312)	Ted Baker PLC	(11,122)
(1,039)	Telecity Group PLC	(13,461)
(3,001)	Tesco PLC	(10,148)
(2,292)	Tullow Oil PLC	(12,609)
(879)	United Utilities Group PLC	(13,566)
(7,106)	Vectura Group PLC	(16,168)	*
(4,579)	WM Morrison Supermarkets PLC	(12,355)
		(437,980)
United States (3.8%)
(436)	Activision Blizzard, Inc.	(9,110)
(276)	Akorn, Inc.	(11,752)	*
(48)	Alliance Data Systems Corp.	(13,864)	*
(45)	Amazon.com, Inc.	(15,954)	*
(125)	American Tower Corp.	(12,119)
(277)	AMETEK, Inc.	(13,268)
(255)	Amphenol Corp. Class A	(13,696)
(261)	Analog Devices, Inc.	(13,599)
(211)	Arthur J. Gallagher & Co.	(9,375)
(64)	Bluebird Bio, Inc.	(5,946)	*
(206)	BorgWarner, Inc.	(11,126)
(163)	Carter's, Inc.	(13,283)
(359)	CMS Energy Corp.	(13,545)
(315)	Coca-Cola Co.	(12,969)
(207)	Colgate-Palmolive Co.	(13,977)
(1,793)	Contra Furiex Pharmaceuticals	(17,518)
(77)	CoStar Group, Inc.	(14,207)	*
(63)	Costco Wholesale Corp.	(9,008)
(209)	Dealertrack Technologies, Inc.	(8,402)	*
(191)	Dominion Resources, Inc.	(14,686)
(382)	Donaldson Co., Inc.	(13,966)
(220)	Emerson Electric Co.	(12,527)
(311)	Fastenal Co.	(13,808)
(79)	Federal Realty Investment Trust	(11,358)
(97)	FleetCor Technologies, Inc.	(13,628)	*
(260)	FMC Corp.	(14,950)
(621)	Ford Motor Co.	(9,135)
(323)	Freeport-McMoRan, Inc.	(5,430)
(355)	General Growth Properties, Inc.	(10,714)
(243)	General Motors Co.	(7,927)
(1,091)	Groupon, Inc.	(7,812)	*
(140)	Hershey Co.	(14,309)
(286)	HomeAway, Inc.	(7,290)	*
(118)	Honeywell International, Inc.	(11,536)
(185)	IAC/InterActiveCorp	(11,276)
(79)	IDEXX Laboratories, Inc.	(12,515)	*
(88)	Incyte Corp.	(7,014)	*
(13)	Intuitive Surgical, Inc.	(6,428)	*
(357)	ITC Holdings Corp.	(15,187)
(174)	J.B. Hunt Transport Services, Inc.	(13,852)
(310)	Jarden Corp.	(14,886)	*
(118)	Kansas City Southern	(12,991)
(303)	Kinder Morgan, Inc.	(12,438)
(355)	Liberty Property Trust	(14,306)
(303)	LKQ Corp.	(7,820)
(91)	Lumber Liquidators Holdings, Inc.	(5,747)	*
(102)	Martin Marietta Materials, Inc.	(10,989)
(192)	Michael Kors Holdings Ltd.	(13,592)	*
(246)	Mobile Mini, Inc.	(8,930)
(122)	Monsanto Co.	(14,394)
(217)	Motorola Solutions, Inc.	(13,543)
(34)	Netflix, Inc.	(15,021)	*
(99)	NetSuite, Inc.	(9,745)	*
(345)	NiSource, Inc.	(14,925)
(187)	Nordson Corp.	(13,625)
(186)	Packaging Corp. of America	(14,108)
(87)	Palo Alto Networks, Inc.	(10,996)	*
(83)	Panera Bread Co. Class A	(14,264)	*
(334)	Plum Creek Timber Co., Inc.	(14,870)
(99)	Polaris Industries, Inc.	(14,314)
(61)	Precision Castparts Corp.	(12,206)
(13)	Priceline Group, Inc.	(13,123)	*
(62)	Public Storage	(12,452)
(186)	Realogy Holdings Corp.	(8,649)	*
(224)	Realty Income Corp.	(12,165)
(107)	Restoration Hardware Holdings, Inc.	(9,366)	*
(171)	Rockwell Collins, Inc.	(14,641)
(222)	salesforce.com, Inc.	(12,532)	*
(98)	Salix Pharmaceuticals Ltd.	(13,198)	*
(113)	Sempra Energy	(12,647)
(108)	Signature Bank	(12,650)	*
(58)	Simon Property Group, Inc.	(11,522)
(4,141)	Sirius XM Holdings, Inc.	(14,701)	*
(491)	Southern Copper Corp.	(13,394)
(184)	Starbucks Corp.	(16,106)
(613)	SunEdison, Inc.	(11,481)	*
(102)	T. Rowe Price Group, Inc.	(8,029)
(161)	Tenet Healthcare Corp.	(6,807)
(67)	Tesla Motors, Inc.	(13,641)	*
(220)	Under Armour, Inc. Class A	(15,858)	*
(94)	Union Pacific Corp.	(11,018)
(85)	United Parcel Service, Inc. Class B	(8,401)
(247)	VeriSign, Inc.	(13,457)	*
(181)	Verizon Communications, Inc.	(8,273)
(184)	Viacom, Inc. Class B	(11,853)	ØØ
(141)	WABCO Holdings, Inc.	(13,419)	*
(210)	Whole Foods Market, Inc.	(10,940)
(331)	Williams Cos., Inc.	(14,518)
(155)	WR Grace & Co.	(13,435)	*
(88)	Wynn Resorts Ltd.	(13,020)
		(1,083,072)

Total Short Positions (Proceeds $(2,413,339))		(2,332,629)

See Notes to Schedule of Investments

Schedule of Investments Inflation Managed Fundb
(Unaudited) 01/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (43.3%)

Chemicals (8.3%)
52	A. Schulman, Inc.	1,812
705	Air Products & Chemicals, Inc.	102,655
215	Airgas, Inc.	24,218
22	Ashland, Inc.	2,607
21	Axiall Corp.	929
49	Cabot Corp.	2,078
38	Celanese Corp. Class A	2,043
192	CF Industries Holdings, Inc.	58,633
10	Chase Corp.	358
4,533	Dow Chemical Co.	204,710
3,535	E.I. du Pont de Nemours & Co.	251,727
609	Eastman Chemical Co.	43,172
996	Ecolab, Inc.	103,355
65	Ferro Corp.	724	*
353	FMC Corp.	20,298
144	Huntsman Corp.	3,162
281	International Flavors & Fragrances, Inc.	29,817
75	Kraton Performance Polymers, Inc.	1,451	*
1,918	LyondellBasell Industries NV Class A	151,695
1,895	Monsanto Co.	223,572
1,157	Mosaic Co.	56,334
41	OM Group, Inc.	1,148
204	OMNOVA Solutions, Inc.	1,399	*
513	PPG Industries, Inc.	114,337
1,062	Praxair, Inc.	128,067
74	RPM International, Inc.	3,542
267	Sherwin-Williams Co.	72,429
387	Sigma-Aldrich Corp.	53,220
35	Westlake Chemical Corp.	2,006
66	Zep, Inc.	1,057
		1,662,555
Construction Materials (0.3%)
27	Eagle Materials, Inc.	1,923
218	Martin Marietta Materials, Inc.	23,487
434	Vulcan Materials Co.	30,602
		56,012
Containers & Packaging (0.7%)
326	Avery Dennison Corp.	17,040
486	Ball Corp.	30,778
202	Bemis Co., Inc.	8,949
593	MeadWestvaco Corp.	29,816
753	Owens-Illinois, Inc.	17,583	*
30	Rock-Tenn Co. Class A	1,947
820	Sealed Air Corp.	33,210
		139,323
Electric Utilities (0.4%)
1,400	NRG Yield, Inc. Class A	74,032

Energy Equipment & Services (1.6%)
52	Atwood Oceanics, Inc.	1,486
712	Baker Hughes, Inc.	41,289
283	Cameron International Corp.	12,673	*
2	CARBO Ceramics, Inc.	66
123	Diamond Offshore Drilling, Inc.	3,878
279	FMC Technologies, Inc.	10,457	*
29	Gulfmark Offshore, Inc. Class A	572
1,323	Halliburton Co.	52,907
180	Helmerich & Payne, Inc.	10,721
552	Nabors Industries Ltd.	6,353
586	National Oilwell Varco, Inc.	31,896
144	Parker Drilling Co.	390	*
29	Patterson-UTI Energy, Inc.	498
192	Rowan Cos. PLC Class A	4,055
1,761	Schlumberger Ltd.	145,089
35	Tidewater, Inc.	1,024
		323,354
Gas Utilities (0.5%)
2,400	Suburban Propane Partners LP	106,056

Hotels, Restaurants & Leisure (0.5%)
1,700	Cedar Fair LP	92,344
225	Starwood Hotels & Resorts Worldwide, Inc.	16,193
		108,537
Household Durables (0.1%)
1,725	TRI Pointe Homes, Inc.	24,719	*

Metals & Mining (1.3%)
4,247	Alcoa, Inc.	66,465
454	Allegheny Technologies, Inc.	12,952
69	Ampco-Pittsburgh Corp.	1,256
52	Century Aluminum Co.	1,202	*
114	Commercial Metals Co.	1,530
4,090	Freeport-McMoRan, Inc.	68,753
1,859	Newmont Mining Corp.	46,754	ØØ
1,103	Nucor Corp.	48,146
35	Reliance Steel & Aluminum Co.	1,833
87	Steel Dynamics, Inc.	1,482
110	Stillwater Mining Co.	1,504	*
68	United States Steel Corp.	1,662
		253,539
Multi-Utilities (0.9%)
3,500	CenterPoint Energy, Inc.	80,815
1,800	NiSource, Inc.	77,868
300	Sempra Energy	33,576
		192,259
Oil, Gas & Consumable Fuels (17.9%)
2,400	Alliance Holdings GP LP	141,360
732	Anadarko Petroleum Corp.	59,841
623	Apache Corp.	38,981
29	Bill Barrett Corp.	296	*
558	Cabot Oil & Gas Corp.	14,787
425	California Resources Corp.	2,176	*
747	Chesapeake Energy Corp.	14,327
2,550	Chevron Corp.	261,451
126	Cimarex Energy Co.	13,003
39	Comstock Resources, Inc.	158
1,738	ConocoPhillips	109,459
305	CONSOL Energy, Inc.	8,830
14,000	Crestwood Equity Partners LP	97,720
7,800	Crestwood Midstream Partners LP	119,808
631	Denbury Resources, Inc.	4,354
575	Devon Energy Corp.	34,655
4,100	Energy Transfer Equity LP	243,622
110	Energy XXI Ltd.	323
5,000	Enterprise Products Partners LP	172,200
756	EOG Resources, Inc.	67,307
198	EQT Corp.	14,739
132	EXCO Resources, Inc.	263
5,478	Exxon Mobil Corp.	478,887	ØØ
113	Halcon Resources Corp.	158	*
384	Hess Corp.	25,916
834	Kinder Morgan, Inc.	34,236
955	Marathon Oil Corp.	25,403
369	Marathon Petroleum Corp.	34,166
235	Murphy Oil Corp.	10,554
231	Newfield Exploration Co.	6,879	*
2,100	NGL Energy Partners LP	59,262
537	Noble Energy, Inc.	25,636
3,200	NuStar GP Holdings LLC	119,584
20	Oasis Petroleum, Inc.	269	*
1,064	Occidental Petroleum Corp.	85,120
3,460	ONEOK, Inc.	152,344
20	PBF Energy, Inc. Class A	562
46	Peabody Energy Corp.	287
773	Phillips 66	54,357
198	Pioneer Natural Resources Co.	29,805
279	QEP Resources, Inc.	5,641
211	Range Resources Corp.	9,763
10,084	Regency Energy Partners LP	258,755
18	Rosetta Resources, Inc.	307	*
25	Sanchez Energy Corp.	279	*
1,600	Southcross Energy Partners LP	20,480
466	Southwestern Energy Co.	11,552	*
3,852	Spectra Energy Corp.	128,811
900	Spectra Energy Partners LP	48,915
22	Stone Energy Corp.	310	*
850	Summit Midstream Partners LP	32,258
3,700	Teekay LNG Partners LP	137,862
1,700	Teekay Offshore Partners LP	34,051
145	Tesoro Corp.	11,851
666	Valero Energy Corp.	35,218
69	W&T Offshore, Inc.	349
1,400	Western Gas Partners LP	98,798
10	Whiting Petroleum Corp.	300	*
4,485	Williams Cos., Inc.	196,712
		3,595,297
Paper & Forest Products (0.4%)
1,453	International Paper Co.	76,515
26	Resolute Forest Products, Inc.	442	*
		76,957
Real Estate Investment Trusts (10.0%)
495	Alexandria Real Estate Equities, Inc.	48,272
1,005	Altisource Residential Corp.	18,100
3,050	American Homes 4 Rent Class A	50,905
1,035	American Tower Corp.	100,343
570	AvalonBay Communities, Inc.	98,604
940	Boston Properties, Inc.	130,472
1,335	CBL & Associates Properties, Inc.	27,528
640	Crown Castle International Corp.	55,366
875	DCT Industrial Trust, Inc.	33,040
1,100	DDR Corp.	21,560
1,075	Douglas Emmett, Inc.	30,616
370	EastGroup Properties, Inc.	23,917
1,460	Equity Residential	113,311
170	Essex Property Trust, Inc.	38,429
330	Federal Realty Investment Trust	47,444
1,335	General Growth Properties, Inc.	40,290
787	HCP, Inc.	37,217	ØØ
570	Health Care REIT, Inc.	46,712
2,545	Host Hotels & Resorts, Inc.	58,255
1,200	Kimco Realty Corp.	33,180
795	LaSalle Hotel Properties	32,166
320	Macerich Co.	27,523
875	National Retail Properties, Inc.	37,485
740	OMEGA Healthcare Investors, Inc.	32,456
1,185	Paramount Group, Inc.	22,930	*
1,375	Parkway Properties, Inc.	25,163
610	Plum Creek Timber Co., Inc.	27,157
1,775	Prologis, Inc.	80,124
380	Public Storage	76,319
475	Regency Centers Corp.	32,566
1,005	Simon Property Group, Inc.	199,653
505	SL Green Realty Corp.	63,630
2,240	Spirit Realty Capital, Inc.	28,806
1,841	Sunstone Hotel Investors, Inc.	31,389
820	Urstadt Biddle Properties, Inc. Class A	19,270
1,175	Ventas, Inc.	93,777
455	Vornado Realty Trust	50,250
1,560	Weyerhaeuser Co.	55,926
972	WP GLIMCHER, Inc.	17,185
		2,007,336
Real Estate Management & Development (0.4%)
665	Brookfield Asset Management, Inc. Class A	33,902
860	Brookfield Property Partners LP	20,674
1,320	Forest City Enterprises, Inc. Class A	32,340	*
		86,916

Total Common Stocks (Cost $7,946,340)		8,706,892

Principal Amount ($)[a]			VALUE($)	†

Government Securities (12.0%)

Sovereign (12.0%)
AUD	90,000	Australia Government Bond, Senior Unsecured Notes,, 2.00%, due 8/21/35	91,907
CAD	43,396	Canadian Government Bond, Bonds, 1.50%, due 12/1/44	47,323
EUR	60,565	Deutsche Bundesrepublik Inflation Linked Bond, Bonds, 0.50%, due 4/15/30	81,080
EUR	125,219	France Government Bond OAT, Unsecured Notes, 0.70%, due 7/25/30	163,402
EUR	173,160	Italy Buoni Poliennali Del Tesoro, Bonds, 2.35%, due 9/15/35	239,249
EUR	146,524	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	208,879
MXN	1,555,000	Mexican Bonos, Bonds, 7.75%, due 11/13/42	129,615
NZD	325,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	250,532
NZD	215,000	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	174,855
ZAR	1,540,000	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	113,490
SEK	490,000	Sweden Inflation Linked Bond, Unsecured Notes, 3.50%, due 12/1/28	111,543
GBP	233,336	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	472,164
GBP	135,371	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	236,224
GBP	42,490	United Kingdom Gilt Inflation Linked, Bonds, 0.25%, due 3/22/52	97,053

Total Government Securities (Cost $2,356,938)			2,417,316

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (13.2%)
	46,219	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 7/15/22	47,071
	516,253	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 1/15/24	544,526
	62,717	U.S. Treasury Inflation Indexed Bonds, 0.75%, due 2/15/42	66,299
	270,583	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	321,888
	249,904	U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	300,803
	158,453	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 2/15/40	220,287
	81,433	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	100,283
	64,417	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/27	80,913
	165,017	U.S. Treasury Inflation Indexed Bonds, 2.50%, due 1/15/29	214,766
	113,106	U.S. Treasury Inflation Indexed Bonds, 3.38%, due 4/15/32	169,368
	122,124	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	182,842
	78,266	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/22	79,465
	255,818	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/23	259,175
	64,783	U.S. Treasury Inflation Indexed Notes, 1.13%, due 1/15/21	69,768

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,564,848)			2,657,454

NUMBER OF SHARES		VALUE($)	†

Mutual Funds (29.6%)
114,508	Neuberger Berman Emerging Markets Equity Fund Institutional Class	1,841,284	§
89,449	Neuberger Berman Floating Rate Income Fund Institutional Class	893,597	§
181,963	Neuberger Berman High Income Bond Fund Institutional Class	1,634,031	§
225,349	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,590,964	*§

Total Mutual Funds (Cost $6,606,548)		5,959,876

Short-Term Investments (0.4%)
89,034	State Street Institutional Liquid Reserves Fund Premier Class (Cost $89,034)	89,034	ØØ

Total Investments (98.5%) (Cost $19,563,708)		19,830,572	##

Cash, receivables and other assets, less liabilities (1.5%)		301,717	±

Total Net Assets (100.0%)		$20,132,289

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) 1/31/15

NUMBER OF SHARES		VALUE($)†

Long Positions (97.8%)

Common Stocks (67.1%)

Aerospace & Defense (0.6%)
101,700	Precision Castparts Corp.	20,350,170	ØØ

Airlines (1.9%)
1,306,966	Delta Air Lines, Inc.	61,832,561

Automobiles (1.2%)
1,179,220	General Motors Co.	38,466,156

Banks (2.4%)
490,000	Citigroup, Inc.	23,005,500	ØØ
330,000	Fifth Third Bancorp	5,709,000
450,000	JPMorgan Chase & Co.	24,471,000
198,300	U.S. Bancorp	8,310,753
355,000	Wells Fargo & Co.	18,431,600
		79,927,853
Capital Markets (0.4%)
29,000	BlackRock, Inc.	9,874,790
146,400	Moelis & Co. Class A	4,538,400
		14,413,190
Chemicals (0.8%)
207,600	Ashland, Inc.	24,604,752

Communications Equipment (0.3%)
160,000	Motorola Solutions, Inc.	9,985,600

Consumer Finance (0.6%)
690,417	Synchrony Financial	21,306,269	*ØØ

Diversified Financial Services (0.8%)
310,000	CME Group, Inc.	26,443,000

Electric Utilities (3.3%)
1,899,807	Brookfield Infrastructure Partners LP	79,715,902	ØØ
272,400	Northeast Utilities	15,139,992
280,000	NRG Yield, Inc. Class A	14,806,400
		109,662,294
Electrical Equipment (0.5%)
306,074	Sensata Technologies Holding NV	15,095,570	*

Electronic Equipment, Instruments & Components (1.2%)
240,000	Amphenol Corp. Class A	12,890,400
461,000	CDW Corp.	15,793,860	ØØ
143,100	Zebra Technologies Corp. Class A	11,943,126	*
		40,627,386
Food & Staples Retailing (1.4%)
170,000	Costco Wholesale Corp.	24,308,300
204,000	CVS Health Corp.	20,024,640	ØØ
		44,332,940
Food Products (0.5%)
493,200	Pinnacle Foods, Inc.	17,740,404	ØØ

Health Care Equipment & Supplies (3.5%)
289,200	Sirona Dental Systems, Inc.	26,091,624	*ØØ
792,000	Zimmer Holdings, Inc.	88,783,200	ØØ
		114,874,824
Health Care Providers & Services (3.4%)
1,278,675	Accretive Health, Inc.	7,480,249	*
1,088,600	DaVita HealthCare Partners, Inc.	81,710,316	*
182,900	HCA Holdings, Inc.	12,949,320	*
196,932	HealthSouth Corp.	8,684,701
		110,824,586
Hotels, Restaurants & Leisure (3.7%)
428,000	Darden Restaurants, Inc.	26,270,640
696,512	Dunkin' Brands Group, Inc.	32,951,983
712,800	Hilton Worldwide Holdings, Inc.	18,511,416	*
266,000	McDonald's Corp.	24,589,040
228,500	Wyndham Worldwide Corp.	19,146,015
		121,469,094
Household Durables (1.0%)
632,600	Lennar Corp. Class A	28,410,066
150,000	Newell Rubbermaid, Inc.	5,530,500
		33,940,566
Independent Power and Renewable Electricity Producers (0.5%)
830,400	Calpine Corp.	17,338,752	*ØØ

Internet & Catalog Retail (0.5%)
48,900	Amazon.com, Inc.	17,336,517	*

Internet Software & Services (2.2%)
490,000	eBay, Inc.	25,970,000	*
23,000	Google, Inc. Class A	12,363,650	*
19,400	Google, Inc. Class C	10,369,688	*
410,949	Qihoo 360 Technology Co. Ltd. ADR	24,048,735	*ØØ
		72,752,073
IT Services (2.5%)
1,197,505	Genpact Ltd.	24,033,925	*
160,000	Visa, Inc. Class A	40,785,600
173,900	WEX, Inc.	16,007,495	*
		80,827,020
Machinery (1.3%)
370,000	Ingersoll-Rand PLC	24,568,000
161,347	Valmont Industries, Inc.	19,381,002	ØØ
		43,949,002
Media (1.6%)
2,000,658	Markit Ltd.	52,517,272	*

Metals & Mining (0.3%)
660,000	Steel Dynamics, Inc.	11,246,400

Multi-Utilities (1.5%)
570,300	NiSource, Inc.	24,671,178
421,400	Wisconsin Energy Corp.	23,501,478	ØØ
		48,172,656
Multiline Retail (0.3%)
169,300	Dollar General Corp.	11,353,258	*

Oil, Gas & Consumable Fuels (5.3%)
437,500	Antero Resources Corp.	15,159,375	*
400,400	Cabot Oil & Gas Corp.	10,610,600
81,000	Concho Resources, Inc.	8,978,850	*
1,810,000	Enbridge, Inc.	87,658,300
94,000	EOG Resources, Inc.	8,368,820
333,700	Peabody Energy Corp.	2,078,951
1,293,200	Rice Energy, Inc.	22,087,856	*ØØ
475,000	Teekay Corp.	20,106,750	ØØ
		175,049,502
Pharmaceuticals (1.9%)
615,800	Bristol-Myers Squibb Co.	37,114,266
205,000	Eli Lilly & Co.	14,760,000
261,458	Impax Laboratories, Inc.	9,587,665	*
		61,461,931
Professional Services (2.2%)
690,000	Nielsen NV	30,056,400
640,642	Verisk Analytics, Inc. Class A	41,225,313	*
		71,281,713
Real Estate Investment Trusts (1.6%)
408,000	General Growth Properties, Inc.	12,313,440
466,901	Outfront Media, Inc.	13,236,643	ØØ
763,000	Weyerhaeuser Co.	27,353,550	ØØ
		52,903,633
Real Estate Management & Development (1.3%)
820,000	Brookfield Asset Management, Inc. Class A	41,803,600

Road & Rail (1.0%)
190,000	Canadian Pacific Railway Ltd.	33,187,300

Semiconductors & Semiconductor Equipment (1.2%)
553,797	Altera Corp.	18,233,766	ØØ
188,400	ASML Holding NV	19,582,296	ØØ
		37,816,062
Software (0.5%)
727,700	Activision Blizzard, Inc.	15,205,292	ØØ

Specialty Retail (5.9%)
300,000	Asbury Automotive Group, Inc.	22,263,000	*
362,704	Five Below, Inc.	12,085,297	*
570,000	Home Depot, Inc.	59,519,400
810,000	PetSmart, Inc.	66,181,050	ØØ
430,000	Tractor Supply Co.	34,903,100	ØØ
		194,951,847
Technology Hardware, Storage & Peripherals (1.5%)
120,000	Apple, Inc.	14,059,200	ØØ
456,400	SanDisk Corp.	34,645,324	ØØ
		48,704,524
Textiles, Apparel & Luxury Goods (2.2%)
144,400	lululemon athletica, Inc.	9,565,056	*
574,000	PVH Corp.	63,289,240	ØØ
		72,854,296
Tobacco (1.6%)
530,000	Lorillard, Inc.	34,773,300
215,000	Philip Morris International, Inc.	17,251,600
		52,024,900
Trading Companies & Distributors (0.1%)
67,196	AerCap Holdings NV	2,656,258	*

Transportation Infrastructure (1.0%)
2,643,000	Wesco Aircraft Holdings, Inc.	34,464,720	*

Water Utilities (0.9%)
505,900	American Water Works Co., Inc.	28,401,226

Wireless Telecommunication Services (0.7%)
205,000	SBA Communications Corp. Class A	23,923,500	*ØØ

Total Common Stocks (Cost $1,996,882,236)		2,208,080,469

Corporate Debt Securities (10.0%)

Airlines (0.6%)
4,970,000	UAL Corp., Guaranteed Notes, 6.00%, due 12/1/20	5,156,375
4,030,000	UAL Corp., Guaranteed Notes, Ser. A, 6.00%, due 7/15/26	3,914,138
10,970,000	UAL Corp., Guaranteed Notes, Ser. B, 6.00%, due 7/15/28	10,572,337
		19,642,850
Coal (0.4%)
15,740,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	4,249,800
2,705,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	662,725
8,976,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	3,141,600
28,219,000	Arch Coal, Inc., Guaranteed Notes, 7.00%, due 6/15/19	6,843,108
		14,897,233
Electric (0.9%)
28,571,000	DPL, Inc., Senior Unsecured Notes, 7.25%, due 10/15/21	29,133,477

Entertainment (0.1%)
2,595,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	2,578,781

Food (0.6%)
19,440,000	SUPERVALU, Inc., Senior Unsecured Notes, 6.75%, due 6/1/21	19,634,400

Healthcare - Services (0.3%)
10,908,000	Select Medical Corp., Guaranteed Notes, 6.38%, due 6/1/21	10,974,812

Home Builders (0.7%)
15,670,000	KB Home, Guaranteed Notes, 7.00%, due 12/15/21	15,670,000
9,067,000	KB Home, Guaranteed Notes, 7.50%, due 9/15/22	9,203,005
		24,873,005
Iron - Steel (0.8%)
21,675,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 5/15/20	18,694,687
1,770,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 10/1/21	1,486,800
2,940,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	3,028,200
2,086,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	2,106,860
		25,316,547
Media (0.9%)
2,912,000	Cablevision Systems Corp., Senior Unsecured Notes, 5.88%, due 9/15/22	2,962,960
11,735,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	12,380,425
12,563,000	Sinclair Television Group, Inc., Guaranteed Notes, 6.13%, 10/1/22	12,939,890
		28,283,275
Oil & Gas (1.3%)
27,290,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	17,397,375
19,771,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	5,387,597
18,175,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	12,177,250
9,835,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	6,835,325
		41,797,547
Oil & Gas Services (0.1%)
7,850,000	Key Energy Services, Inc., Guaranteed Notes, 6.75%, due 3/1/21	4,827,750

Retail (0.8%)
4,195,000	Best Buy Co., Inc., Senior Unsecured Notes, 5.50%, due 3/15/21	4,331,338
14,984,000	Bon-Ton Department Stores, Inc., Secured Notes, 8.00%, due 6/15/21	12,211,960
9,236,000	JC Penney Corp., Inc., Guaranteed Notes, 5.65%, due 6/1/20	7,619,700
735,000	JC Penney Corp., Inc., Guaranteed Notes, 5.75%, due 2/15/18	665,175
250,000	JC Penney Corp., Inc., Guaranteed Notes, 8.13%, due 10/1/19	230,000
		25,058,173
Telecommunications (2.2%)
7,020,000	Frontier Communications Corp., Senior Unsecured Notes, 6.88%, due 1/15/25	7,116,525
17,967,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	19,000,102
4,910,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	5,105,173
17,456,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, 11/15/28	16,037,700
15,425,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	14,422,375
4,090,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	4,207,588
5,475,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	5,680,312
		71,569,775
Transportation (0.3%)
10,820,000	Teekay Offshore Partners LP, Senior Unsecured Notes, 6.00%, due 7/30/19	9,738,000

Total Corporate Debt Securities (Cost $405,786,258)		328,325,625

NUMBER OF SHARES

Short-Term Investments (20.7%)
681,699,206	State Street Institutional Government Money Market Fund Premier Class (Cost $681,699,206)	681,699,206	ØØ

Total Long Positions (97.8%) (Cost $3,084,367,700)		3,218,105,300	##

Cash, receivables and other assets, less liabilities (14.8%)		487,012,593	‡‡±
Short Positions (see summary below) (12.6%)		(415,930,246)

Total Net Assets (100.0%)		$3,289,187,647

Short Positions (12.6%)

Common Stocks Sold Short (7.0%)‡

Auto Components (0.3%)
(90,000)	Lear Corp.	(9,031,500)

Building Products (0.3%)
(215,000)	Armstrong World Industries, Inc.	(10,900,500)	*

Capital Markets (0.2%)
(96,101)	Cohen & Steers, Inc.	(4,043,930)
(45,900)	Franklin Resources, Inc.	(2,365,227)
		(6,409,157)
Chemicals (0.1%)
(28,500)	Airgas, Inc.	(3,210,240)

Commercial Services & Supplies (0.1%)
(55,400)	Waste Connections, Inc.	(2,394,388)

Electric Utilities (0.3%)
(230,000)	Southern Co.	(11,665,600)

Energy Equipment & Services (0.1%)
(56,400)	National Oilwell Varco, Inc.	(3,069,852)

Health Care Equipment & Supplies (0.2%)
(100,000)	ResMed, Inc.	(6,247,000)

Hotels, Restaurants & Leisure (0.1%)
(85,100)	Chuy's Holdings, Inc.	(1,818,587)	*

IT Services (0.7%)
(463,362)	CGI Group, Inc. Class A	(18,349,135)	*
(22,000)	FleetCor Technologies, Inc.	(3,091,000)	*
(125,000)	NeuStar, Inc. Class A	(3,286,250)	*
		(24,726,385)
Machinery (0.4%)
(84,700)	Caterpillar, Inc.	(6,773,459)
(70,000)	Dover Corp.	(4,902,800)
		(11,676,259)
Multi-Utilities (0.7%)
(270,000)	Consolidated Edison, Inc.	(18,705,600)
(100,000)	PG&E Corp.	(5,881,000)
		(24,586,600)
Multiline Retail (0.5%)
(165,000)	Kohl's Corp.	(9,853,800)
(105,000)	Target Corp.	(7,729,050)
		(17,582,850)
Oil, Gas & Consumable Fuels (0.5%)
(35,000)	Cheniere Energy, Inc.	(2,498,300)	*
(80,000)	Energy Transfer Partners LP	(4,912,000)
(200,000)	Kinder Morgan, Inc.	(8,210,000)
		(15,620,300)
Professional Services (0.1%)
(35,000)	Dun & Bradstreet Corp.	(4,028,850)

Semiconductors & Semiconductor Equipment (0.9%)
(370,000)	Applied Materials, Inc.	(8,450,800)
(287,100)	Intel Corp.	(9,485,784)
(184,000)	Micron Technology, Inc.	(5,384,760)	*
(147,000)	Xilinx, Inc.	(5,670,525)
		(28,991,869)
Software (0.1%)
(140,000)	Rovi Corp.	(3,235,400)	*

Specialty Retail (1.2%)
(100,000)	Bed Bath & Beyond, Inc.	(7,477,000)	*
(137,900)	Michaels Cos., Inc.	(3,557,820)	*
(609,900)	Sally Beauty Holdings, Inc.	(18,955,692)	*
(342,900)	Sonic Automotive, Inc. Class A	(8,445,627)
		(38,436,139)
Textiles, Apparel & Luxury Goods (0.2%)
(165,000)	Coach, Inc.	(6,136,350)

Total Common Stocks Sold Short (Proceeds $(217,995,834))		(229,767,826)

Exchange Traded Funds Sold Short (5.6%)
(227,000)	Consumer Discretionary Select Sector SPDR Fund	(15,887,730)
(270,000)	Industrial Select Sector SPDR Fund	(14,733,900)
(77,000)	iShares Core S&P Small-Cap ETF	(8,467,690)
(101,000)	iShares MSCI Australia ETF	(2,213,920)
(370,000)	iShares MSCI Emerging Markets ETF	(14,437,400)
(273,500)	iShares Russell 2000 ETF	(31,643,950)
(220,000)	iShares Russell Mid-Cap ETF	(36,203,200)
(126,500)	SPDR S&P Retail ETF	(11,751,850)
(604,000)	Utilities Select Sector SPDR Fund	(29,185,280)
(250,000)	Vanguard REIT ETF	(21,637,500)

Total Exchange Traded Funds Sold Short (Proceeds $(165,847,760))		(186,162,420)

Total Short Positions (Proceeds $(383,843,594))		(415,930,246)

See Notes to Schedule of Investments

January 31, 2015 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements” (“ASC 820”), all investments held by each of Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”), Neuberger Berman Inflation Managed Fund (“Inflation Managed”), (formerly, Neuberger Berman Inflation Navigator Fund) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stock, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Flexible Select
Investments:
Common Stocks^	$81,921,289	$-	$-	$81,921,289
Preferred Stocks^	213,390	-	-	213,390
Exchange Traded Funds	85,434	-	-	85,434
Mutual Funds	179,624	6,123,893	-	6,303,517
Short-Term Investments	-	8,100,544	-	8,100,544
Total Investments	82,399,737	14,224,437	-	96,624,174
Global Allocation
Investments:
Common Stocks^
Australia	-	139,823	-	139,823
Belgium	67,749	36,768	-	104,517
Cayman Islands	-	48,628	-	48,628
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Denmark	-	67,309	-	67,309
Finland	-	73,692	-	73,692
France	122,968	76,150	-	199,118
Germany	-	251,603	-	251,603
Hong Kong	-	56,819	-	56,819
India	-	7,354	-	7,354
Ireland	95,951	31,346	-	127,297
Italy	28,450	37,145	-	65,595
Japan	-	439,551	-	439,551
Luxembourg	-	39,865	-	39,865
Netherlands	173,885	203,879	-	377,764
Norway	-	12,460	-	12,460
Portugal	-	25,814	-	25,814
Singapore	-	24,818	-	24,818
South Africa	-	22,192	-	22,192
Spain	-	48,910	-	48,910
Sweden	-	92,254	-	92,254
Switzerland	126,216	219,921	-	346,137
United Kingdom	16,694	660,390	-	677,084
United States	8,689,490	21,526	-	8,711,016
Other Common Stocksß	733,133	-	-	733,133
Total Common Stocks	10,054,536	2,638,217	-	12,692,753
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	1,292,889	-	1,292,889
U.S. Government Agency Securities	-	36,842	-	36,842
Mortgage-Backed Securities	-	129,364	-	129,364
Government Securities^	-	2,203,054	-	2,203,054
Exchange Traded Funds	911,044	-	-	911,044
Mutual Funds	-	9,773,710	-	9,773,710
Rights	257	-	-	257
Short-Term Investments	-	859,117	-	859,117
Total Long Positions	10,965,837	16,933,193	-	27,899,030
Inflation Managed
Investments:
Common Stocks^	8,706,892	-	-	8,706,892
Government Securities^	-	2,417,316	-	2,417,316
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	2,657,454	-	2,657,454
Mutual Funds	-	5,959,876	-	5,959,876
Short-Term Investments	-	89,034	-	89,034
Total Investments	8,706,892	11,123,680	-	19,830,572
Long Short				-
Investments:				-
Common Stocks^	2,208,080,469	-	-	2,208,080,469
Corporate Debt Securities^	-	328,325,625	-	328,325,625
Short-Term Investments	-	681,699,206	-	681,699,206
Total Long Positions	$2,208,080,469	$1,010,024,831	$-	$3,218,105,300

^	The Schedule of Investments (or Long Positions by Industry and Short Positions by Industry for Global Allocation) provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized appreciation)	$-	$29,403	$-	$29,403
Futures contracts (unrealized appreciation)	27,956	-	-	27,956
Total	$27,956	$29,403	$-	$57,359

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Inflation Managed
Futures contracts (unrealized appreciation)	$73,715	$-	$-	$73,715
Total	$73,715	$-	$-	$73,715
Long Short
Futures contracts (unrealized appreciation)	$1,203,346	$-	$-	$1,203,346
Total	$1,203,346	$-	$-	$1,203,346

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short^
Argentina	$-	$(11,047)	$-	$(11,047)
Australia	-	(33,380)	-	(33,380)
Austria	-	(6,475)	-	(6,475)
Belgium	-	(14,071)	-	(14,071)
Denmark	(12,982)	(27,966)	-	(40,948)
Finland	-	(19,263)	-	(19,263)
France	-	(131,982)	-	(131,982)
Germany	-	(80,852)	-	(80,852)
Hong Kong	-	(17,829)	-	(17,829)
Italy	-	(46,742)	-	(46,742)
Japan	-	(118,740)	-	(118,740)
Mexico	-	(16,290)	-	(16,290)
Netherlands	-	(36,654)	-	(36,654)
Spain	-	(50,525)	-	(50,525)
Sweden	-	(56,245)	-	(56,245)
Switzerland	-	(77,775)	-	(77,775)
United Kingdom	(6,276)	(422,990)	-	(429,266)
United States	(1,065,554)	(17,518)	-	(1,083,072)
Other Common Stocks Sold Shortß	(61,473)	-	-	(61,473)
Total Common Stocks Sold Short	(1,146,285)	(1,186,344)	-	(2,332,629)
Total Short Positions	$(1,146,285)	$(1,186,344)	$-	$(2,332,629)
Long Short
Common Stocks Sold Short^	$(229,767,826)	$-	$-	$(229,767,826)
Exchange Traded Funds Sold Short	(186,162,420)	-	-	(186,162,420)
Total Short Positions	$(415,930,246)	$-	$-	$(415,930,246)

^	The Schedule of Investments (or Summary Schedule of Investments by Industry for Global Allocation) provides information on the industry for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized depreciation)	$-	$(44,491)	$-	$(44,491)
Futures contracts (unrealized depreciation)	(19,885)	-	-	(19,885)
Total	$(19,885)	$(44,491)	$-	$(64,376)
Inflation Managed
Futures contracts (unrealized depreciation)	$(130,308)	$-	$-	$(130,308)
Total	$(130,308)	$-	$-	$(130,308)
Long Short

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Futures contracts (unrealized depreciation)	$(1,314,127)	$-	$-	$(1,314,127)
Option contracts	(70,000)			(70,000)
Total	$(1,384,127)	$-	$-	$(1,384,127)
As of the period ended January 31, 2015, no securities were transferred from one level (as of October 31, 2014) to another.

##	At January 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Select	$87,510,111	$10,957,948	$1,843,885	$9,114,063
Global Allocation	28,009,418	420,102	530,490	(110,388)
Inflation Managed	19,423,431	1,444,097	1,036,956	407,141
Long Short	3,082,478,575	285,436,140	149,809,415	135,626,725

‡‡	At January 31, 2015, Long Short had outstanding put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Dollar General Corp., Put	1,000	65	February 2015	$(70,000)
				$(70,000)

At January 31, 2015, Long Short had deposited $6,825,000 in a segregated account to cover requirements on put options written.

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to $126,030 or 0.4% of net assets for Global Allocation Fund.

Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2015, these securities amounted to $129,364 for Global Allocation.

È	All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or forward contracts and/or financial futures contracts and/or when-issued security purchase commitments.

§	Affiliated issuer.

Investments in Affiliates(1):

	Balance of Shares Held October 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2015	Value January 31, 2015	Distributions from Investments in Affiliated Issuers(2)		Net Realized Gain (Loss) from Investments in Affiliated Issuers
Flexible Select
Neuberger Berman Core Bond Fund Institutional Class	582,729	14,405	24,272	572,862	$6,123,893	$51,418		$201
Global Allocation
Neuberger Berman Emerging Markets Debt Fund Institutional Class	-	146,402	-	146,402	$1,368,860	$4,265		$-
Neuberger Berman Emerging Markets Equity Fund Institutional Class		187,444	-	187,444	3,014,095
Neuberger Berman International Equity Fund Institutional Class	-	301,887	-	301,887	3,239,245	-	*	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	-	111,878	-	111,878	789,862	-	*	-
Neuberger Berman Short Duration High Income Fund Institutional Class		137,958	-	137,958	1,361,648	3,391		-
Total	-				$9,773,710	$7,656
Inflation Managed
Neuberger Berman Emerging Markets Equity Fund Institutional Class	103,341	11,167	-	114,508	$1,841,284	$19,481		$-
Neuberger Berman Floating Rate Income Fund Institutional Class	91,688	7,971	10,210	89,449	893,597	9,411		(2,732)
Neuberger Berman High Income Bond Fund Institutional Class	102,045	91,391	11,473	181,963	1,634,031	23,578		(6,166)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	238,082	16,038	28,771	225,349	1,590,964	203		(64,778)
Total					$5,959,876	$52,673		$(73,676)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, as amended, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

*	Security did not produce income during the last twelve months.

‡
At January 31, 2015, Global Allocation had deposited $3,281,956 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. For Global Allocation, this collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities. At January 31, 2015, Long Short had deposited $432,398,280 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short.

±	At January 31, 2015, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Global Allocation	March 2015	1 Australian Dollar/U.S. Dollar Currency	Short	$(33)
Global Allocation	March 2015	1 Canadian Currency	Short	5,618
Global Allocation	March 2015	1 Canadian Treasury Bond, 10 Year	Short	(4,614)
Global Allocation	March 2015	1 CHF Currency	Short	(115)
Global Allocation	March 2015	1 Euro Currency	Short	6,523
Global Allocation	March 2015	2 Euro-Schatz	Short	(318)
Global Allocation	March 2015	6 GBP Currency	Short	1,826
Global Allocation	March 2015	1 UK Long Gilt Bond	Short	(4,324)
Global Allocation	March 2015	2 Nikkei 225 Index	Short	20
Global Allocation	March 2015	1 New Zealand Dollar	Short	4,798
Global Allocation	March 2015	1 S&P 500 E-Mini Index	Short	116
Global Allocation	March 2015	2 South African Rand	Short	344
Global Allocation	March 2015	1 U.S. Treasury Note, 10 Year	Short	(2,642)
Global Allocation	March 2015	6 U.S. Treasury Note, 5 Year	Short	(152)
Global Allocation	February 2015	1 AEX-Index	Long	(57)
Global Allocation	February 2015	2 CAC 40 Index	Long	(90)
Global Allocation	February 2015	1 IBEX 35 Index	Long	(6)
Global Allocation	February 2015	7 OMXS 30 Index	Long	(148)
Global Allocation	March 2015	1 Canadian Currency	Long	(12)
Global Allocation	March 2015	2 Euro Currency	Long	(6,842)
Global Allocation	March 2015	8 Euro STOXX 50 Index	Long	256
Global Allocation	March 2015	3 Euro-BTP	Long	165
Global Allocation	March 2015	1 Euro-Bund	Long	10
Global Allocation	March 2015	3 Euro-OAT	Long	79
Global Allocation	March 2015	4 FTSE 100 Index	Long	(30)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At January 31, 2015, the notional value of financial futures contracts was:

Global Allocation	March 2015	1 1 FTSE/MIB Index	Long	(215)
Global Allocation	March 2015	1 GBP Currency	Long	(96)
Global Allocation	March 2015	7 Japanese Yen	Long	7,260
Global Allocation	March 2015	1 UK Long Gilt Bond	Long	(47)
Global Allocation	March 2015	17 Mini MSCI Emerging Markets Index	Long	58
Global Allocation	March 2015	1 NASDAQ 100 E-Mini Index	Long	(17)
Global Allocation	March 2015	1 Russell 200 Mini Index	Long	(122)
Global Allocation	March 2015	2 UK Short Gilt Bond	Long	269
Global Allocation	March 2015	3 U. S. Treasury Note, 2 Year	Long	(5)
Global Allocation	March 2015	3 U.S. Treasury Long Bond	Long	369
Global Allocation	December 2015	1 New Zealand Treasury Bill, 90 Day	Long	245
Total				$8,071
Inflation Managed	March 2015	1 Mini Japanese Government Bond, 10 Year	Short	$(1,000)
Inflation Managed	March 2015	2 Euro-Bund	Short	(14,083)
Inflation Managed	March 2015	4 Mexican Peso	Short	5,368
Inflation Managed	March 2015	3 New Zealand Dollar	Short	11,414
Inflation Managed	March 2015	3 South African Rand	Short	1,596
Inflation Managed	March 2015	1 Swedish Krona	Short	24,077
Inflation Managed	March 2015	1 U.S. Treasury Note, 2 Year	Short	(924)
Inflation Managed	March 2015	1 U.S. Treasury Note, 5 Year	Short	(2,330)
Inflation Managed	March 2015	1 Long U.S. Treasury Bond	Short	254
Inflation Managed	March 2015	3 U.S. Treasury Bond, Ultra Long	Short	(64,230)
Inflation Managed	March 2015	1 EuroYen, 3 Month	Long	58
Inflation Managed	March 2015	2 Canadian Dollar	Long	(16,731)
Inflation Managed	March 2015	8 GBP Currency	Long	(31,010)
Inflation Managed	March 2015	2 UK Long Gilt Bond	Long	18,403
Inflation Managed	March 2015	2 U.S. Treasury Note, 10 Year	Long	9,510
Inflation Managed	December 2015	1 Canadian Banker's Acceptance	Long	1,601
Inflation Managed	December 2015	1 Euribor, 3 Month	Long	140
Inflation Managed	December 2015	2 New Zealand Bank Bill, 3 Month	Long	1,034
Inflation Managed	December 2016	1 Euribor, 3 Month	Long	260
Total				$(56,593)
Long Short	March 2015	470 Russell 2000 Mini Index	Short	$(898,805)
Long Short	March 2015	2,224 S&P 500 E-Mini Index	Short	1,203,346
Long Short	March 2015	110 S&P MidCap 400 E-Mini Index	Short	(415,322)
Total				$(110,781)

	Long positions	Short positions
Global Allocation	$17,079,309	$(17,686,193)
Inflation Managed	$11,721,595	$(8,804,526)
Long Short	$-	$(293,420,280)

At January 31, 2015, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Global Allocation	$42,154
Inflation Managed	$133,205
Long Short	$20,520,311
At January 31, 2015, open forward contracts for Global Allocation were as follows:
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
12,842,088	Czech Koruna	$553,102	Goldman Sachs	February 12, 2015	$(30,219)
5,209,035,255	Indonesian Rupiah	409,033	Goldman Sachs	February 12, 2015	1,560
719,900	Polish Zloty	199,351	Goldman Sachs	February 12, 2015	(5,052)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

1,493	Singapore Dollar	1,117	Goldman Sachs	February 12, 2015	(14)
16,733,658	New Taiwan Dollar	522,111	Goldman Sachs	February 12, 2015	8,891
Total					$(24,834)
Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
450,181	Brazilian Real	$163,334	Goldman Sachs	February 12, 2015	$(4,020)
231,429,093	Chilean Peso	373,574	Goldman Sachs	February 12, 2015	8,665
98,631,615	Hungarian Forint	368,828	Goldman Sachs	February 12, 2015	10,287
284,506,530	South Korean Won	255,750	Goldman Sachs	February 12, 2015	(4,310)
7,631,661	Mexican Peso	508,151	Goldman Sachs	February 12, 2015	(704)
174,573	South African Rand	14,798	Goldman Sachs	February 12, 2015	(172)
Total					$9,746

a	Principal amount is stated in the currency in which security is denominated.

AUD = Australian Dollar CAD = Canadian Dollar EUR = Euro GBP = Pound Sterling MXN=Mexican Peso NZD = New Zealand Dollar SEK = Swedish Krona ZAR = South African Rand

b	Effective February 28, 2015. Formerly, Neuberger Berman Inflation Navigator Fund through February 27, 2015.

^^	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Consolidated Schedule of Investments Risk Balanced Commodity
Strategy Funda
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (11.6%)
1,000,000	U.S. Treasury Notes, 0.13%, due 4/30/15	999,844
9,000,000	U.S. Treasury Notes, 0.38%, due 6/15/15	9,010,197
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $10,010,211)	10,010,041

U.S. Government Agency Securities (0.3%)
250,000	Federal Farm Credit Banks, Bonds, 0.19%, due 3/13/15 (Cost $250,007)	250,031	µ

Asset-Backed Securities (20.3%)
422,321	Ally Auto Receivables Trust, Ser. 2011-5, Class A4, 1.32%, due 7/15/16	422,708
208,530	Ally Auto Receivables Trust, Ser. 2012-3, Class A3, 0.85%, due 8/15/16	208,740
177,191	Ally Auto Receivables Trust, Ser. 2013-1, Class A3, 0.63%, due 5/15/17	177,297
800,000	Ally Auto Receivables Trust, Ser. 2012-4, Class A4, 0.80%, due 10/16/17	800,460
375,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.44%, due 9/16/19	374,669	µ
990,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.25%, due 12/16/19	985,952	µ
595,807	CarMax Auto Owner Trust, Ser. 2012-3, Class A3, 0.52%, due 7/17/17	595,585
1,217,981	CarMax Auto Owner Trust, Ser. 2013-1, Class A3, 0.60%, due 10/16/17	1,218,067
875,000	Chase Issuance Trust, Ser. 2013-A5, Class A, 0.47%, due 5/15/17	875,087
1,300,000	Chase Issuance Trust, Ser. 2014-A4, Class A4, 0.38%, due 4/16/18	1,299,180	µ
1,120,000	Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6, 1.37%, due 5/22/17	1,123,419	µ
1,000,000	Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9, 5.10%, due 11/20/17	1,036,358
274,160	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A2, 0.48%, due 11/15/16	274,178
463,063	Ford Credit Auto Owner Trust, Ser. 2013-B, Class A3, 0.57%, due 10/15/17	463,286
598,006	Ford Credit Auto Owner Trust, Ser. 2013-C, Class A3, 0.82%, due 12/15/17	599,060
35,007	Honda Auto Receivables Owner Trust, Ser. 2013-3, Class A2, 0.54%, due 1/15/16	35,008
1,550,000	Honda Auto Receivables Owner Trust, Ser. 2014-3, Class A2, 0.48%, due 12/15/16	1,549,626
458,687	Honda Auto Receivables Owner Trust, Ser. 2011-3, Class A4, 1.17%, due 12/21/17	458,896
138,296	Hyundai Auto Receivables Trust, Ser. 2013-C, Class A2, 0.57%, due 6/15/16	138,318
725,316	Navient Student Loan Trust, Ser. 2014-8, Class A1, 0.45%, due 8/25/20	725,316	µ
246,026	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.32%, due 11/23/22	245,723	µ
201,936	Nissan Auto Receivables Owner Trust, Ser. 2013-A, Class A3, 0.50%, due 5/15/17	202,026
830,960	SLM Student Loan Trust, Ser. 2014-2, Class A1, 0.42%, due 7/25/19	830,789	µ
1,129,126	SLM Student Loan Trust, Ser. 2005-9, Class A5, 0.38%, due 1/27/25	1,125,702	µ
1,500,000	Toyota Auto Receivables Owner Trust, Ser. 2014-B, Class A2, 0.40%, due 12/15/16	1,499,475
271,496	World Omni Auto Receivables Trust, Ser. 2013-B, Class A2, 0.48%, due 11/15/16	271,521
	Total Asset-Backed Securities (Cost $17,604,917)	17,536,446

Corporate Debt Securities (35.9%)

Aerospace & Defense (0.9%)
805,000	Rockwell Collins, Inc., Senior Unsecured Notes, 0.59%, due 12/15/16	805,136	µ

Automobile Manufacturers (4.9%)
965,000	American Honda Finance Corp., Senior Unsecured Notes, 0.75%, due 10/7/16	969,481	µ
1,100,000	Daimler Finance North America LLC, Guaranteed Notes, 0.59%, due 8/1/17	1,098,913	ñµ
1,120,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 0.35%, due 9/23/16	1,118,504	µ
445,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.52%, due 5/17/16	446,143	µ
200,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 0.67%, due 11/20/17	200,053	ñµ
410,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 0.60%, due 5/23/17	409,431	ñµ
		4,242,525
Banks (10.8%)
710,000	Bank of America N.A., Senior Unsecured Notes, 0.70%, due 11/14/16	710,122	µ
490,000	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.77%, due 7/15/16	492,276	µ
1,000,000	Bank of New York Mellon Corp., Senior Unsecured Medium-Term Notes, 0.46%, due 3/4/16	1,000,523	µ
550,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, Ser. B, 0.66%, due 7/22/15	549,895	µ
965,000	HSBC USA, Inc., Senior Unsecured Notes, 0.55%, due 6/23/17	963,359	µ
1,105,000	JPMorgan Chase & Co., Senior Unsecured Notes, 0.75%, due 2/15/17	1,104,327	µ
230,000	Mizuho Bank Ltd., Guaranteed Notes, 0.68%, due 4/16/17	229,288	ñµ
395,000	National Australia Bank Ltd., Senior Unsecured Notes, 0.81%, due 7/25/16	396,746	µ
450,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 0.72%, due 9/23/16	451,680	µ
655,000	Toronto-Dominion Bank, Senior Unsecured Medium-Term Notes, 0.43%, due 11/6/15	655,840	µ
920,000	U.S. Bank N.A., Senior Unsecured Bank Notes, 0.48%, due 1/30/17	919,773	µ
1,340,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.50%, due 9/8/17	1,335,147	µ
500,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.79%, due 7/20/16	501,691	µ
		9,310,667
Beverages (0.5%)
460,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.45%, due 1/27/17	458,989	µ

Computers (1.0%)
390,000	Apple, Inc., Senior Unsecured Notes, 0.30%, due 5/5/17	389,038	µ
455,000	Apple, Inc., Senior Unsecured Notes, 0.30%, due 5/3/16	455,000	µ
		844,038
Diversified Financial Services (1.6%)
1,360,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 0.90%, due 7/12/16	1,369,400	µØØ
Electric (0.5%)
460,000	Electricite de France, Senior Unsecured Notes, 0.72%, due 1/20/17	461,208	ñµ

Healthcare - Products (1.7%)
1,470,000	Medtronic, Inc., Guaranteed Notes, 0.33%, due 2/27/17	1,465,452	µ

Insurance (1.1%)
210,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.40%, due 1/10/17	209,954	µ
270,000	Metropolitan Life Global Funding I, Secured Notes, 0.78%, due 7/15/16	271,098	ñµ
495,000	Principal Life Global Funding II, Senior Secured Notes, 0.61%, due 5/27/16	496,238	ñµ
		977,290
Machinery - Construction & Mining (0.5%)
400,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.47%, due 2/26/16	400,603	µ

Machinery Diversified (0.8%)
510,000	John Deere Capital Corp., Senior Unsecured Medium-Term Notes, 0.36%, due 6/15/15	510,114	µ
210,000	John Deere Capital Corp., Senior Unsecured Notes, 0.54%, due 10/11/16	210,457	µ
		720,571
Media (0.9%)
770,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.79%, due 4/15/16	771,289	ñµ

Mining (0.5%)
440,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.51%, due 9/30/16	439,997	µ

Oil & Gas (2.2%)
535,000	BP Capital Markets PLC, Guaranteed Notes, 0.65%, due 11/7/16	534,719	µ
400,000	Devon Energy Corp., Senior Unsecured Notes, 0.69%, due 12/15/15	399,580	µ
1,000,000	Nexen Energy ULC, Guaranteed Notes, 5.20%, due 3/10/15	1,004,091
		1,938,390
Pharmaceuticals (1.1%)
335,000	Bayer US Finance LLC, Guaranteed Notes, 0.50%, due 10/7/16	335,098	ñµ
290,000	Merck & Co., Inc., Senior Unsecured Notes, 0.42%, due 5/18/16	290,436	µ
320,000	Pfizer, Inc., Senior Unsecured Notes, 0.38%, due 5/15/17	319,489	µ
		945,023
Pipelines (1.4%)
1,165,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.94%, due 6/30/16	1,168,285	µØØ

Real Estate Investment Trusts (1.2%)
1,015,000	Simon Property Group L.P., Senior Unsecured Notes, 5.10%, due 6/15/15	1,032,332

Software (1.0%)
825,000	Oracle Corp., Senior Unsecured Notes, 0.45%, due 7/7/17	824,766	µ
Telecommunications (2.4%)
1,450,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.51%, due 3/3/17	1,448,175	µ
600,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.70%, due 11/2/15	599,828
		2,048,003
Transportation (0.9%)
770,000	Canadian National Railway Co., Senior Unsecured Notes, 0.43%, due 11/6/15	769,941	µ
	Total Corporate Debt Securities (Cost $31,013,397)	30,993,905

Certificates of Deposit (2.1%)
480,000	Credit Suisse New York, Yankee CD, 0.65%, due 12/7/15	480,000	µ
950,000	Nordea Bank Finland PLC, Yankee CD1, 0.41%, due 6/13/16	950,233	µ
450,000	Sumitomo Mitsui Banking Corp., Yankee CD, 0.56%, due 3/3/16	449,898	µ
	Total Certificates of Deposit (Cost $1,880,000)	1,880,131

Short-Term Investments (19.5%)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government[a] (9.3%)
8,000,000	U.S. Treasury Bill, Disc. Notes, 0.05%, due 6/11/15	7,999,424

NUMBER OF SHARES

Money Market Fund (10.2%)
8,832,817	State Street Institutional Government Money Market Fund Premier Class	8,832,817	††ØØ
	Total Short-Term Investments (Cost $16,831,386)	16,832,241

	Total Investments (89.7%) (Cost $77,589,918)	77,502,795	##

	Cash, receivables and other assets, less liabilities (10.3%)	8,881,105	±

	Total Net Assets (100.0%)	$86,383,900

See Notes to Schedule of Investments

January 31, 2015 (Unaudited)

Notes to Consolidated Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
• Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of commodity futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in money market funds are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2015:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$10,010,041	$-	$10,010,041
U.S. Government Agency Securities	-	250,031	-	250,031
Asset-Backed Securities	-	17,536,446	-	17,536,446
Corporate Debt Securities^	-	30,993,905	-	30,993,905
Certificates of Deposit	-	1,880,131	-	1,880,131
Short-Term Investments	-	16,832,241	-	16,832,241
Total Investments	$-	$77,502,795	$-	$77,502,795

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$2,876,012	$-	$-	$2,876,012

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,472,322)	$-	$-	$(4,472,322)

As of the period ended January 31, 2015, no securities were transferred from one level (as of October 31, 2014) to another.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2015, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$14,062,253	16.3%

##
At January 31, 2015, the cost of investments for U.S. federal income tax purposes was $77,589,918. Gross unrealized appreciation of investments was $16,380 and gross unrealized depreciation of investments was $103,503, resulting in net unrealized depreciation of $87,123 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to $4,272,616 or 4.9% of net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures contracts.

††	A portion of this security is held by the Subsidiary.

a	Interest rate represents discount rate at time of purchase, not a coupon rate.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2015, and their final maturities.

±	At January 31, 2015, open positions in commodity futures contracts(1) were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
February 2015	70 Lead	Long	$(300,674)
February 2015	30 Nickel	Long	(58,548)
February 2015	65 Premium High Grade Aluminum	Long	(261,360)
February 2015	76 Zinc	Long	(317,433)
March 2015	74 Lead	Long	(362,717)
March 2015	34 Nickel	Long	(239,856)
March 2015	73 Premium High Grade Aluminum	Long	(389,753)
March 2015	68 Zinc	Long	(231,308)
April 2015	26 Cattle Feeder	Long	5,124
April 2015	97 Lead	Long	12,552
April 2015	47 Nickel	Long	51,813
April 2015	77 Platinum	Long	20,703
April 2015	53 Premium High Grade Aluminum	Long	(5,034)
April 2015	73 Zinc	Long	(76,822)
May 2015	90 Cocoa	Long	(189,476)
May 2015	16 Coffee 'C'	Long	(25,450)
May 2015	57 Copper	Long	(423,767)
May 2015	56 Cotton No. 2	Long	(57,284)
May 2015	52 Gasoline RBOB	Long	213,320
May 2015	78 Lead	Long	12,941
May 2015	113 Low Sulphur Gas Oil	Long	45,322
May 2015	59 Natural Gas	Long	16,062
May 2015	58 New York Harbor ULSD	Long	249,389
May 2015	42 Nickel	Long	91,409
May 2015	62 Premium High Grade Aluminum	Long	22,764
May 2015	36 Silver	Long	194,842
May 2015	88 Sugar 11	Long	(13,779)
May 2015	73 WTI Crude Oil	Long	274,633
May 2015	75 Zinc	Long	28,475
June 2015	75 Brent Crude Oil	Long	283,455
June 2015	58 Gold 100 Oz.	Long	36,935
June 2015	102 Lean Hogs	Long	18,005
June 2015	58 Live Cattle	Long	15,314
July 2015	212 Corn	Long	(388,124)
July 2015	70 Hard Red Winter Wheat	Long	(285,379)
July 2015	48 Soybean	Long	(188,439)
July 2015	32 Soybean Meal	Long	(67,216)
July 2015	80 Soybean Oil	Long	(125,424)
July 2015	78 Wheat	Long	(285,602)
February 2015	70 Lead	Short	345,077
February 2015	30 Nickel	Short	211,813
February 2015	65 Premium High Grade Aluminum	Short	352,116
February 2015	76 Zinc	Short	258,754
March 2015	74 Lead	Short	13,393
March 2015	34 Nickel	Short	(5,532)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

March 2015	73 Premium High Grade Aluminum	Short	25,996
March 2015	68 Zinc	Short	75,805
April 2015	97 Lead	Short	(18,827)
April 2015	47 Nickel	Short	(103,005)
April 2015	53 Premium High Grade Aluminum	Short	(21,284)
April 2015	73 Zinc	Short	(30,229)
			$(1,596,310)

(1)	Commodity futures are held by the Subsidiary.

At January 31, 2015, the notional value of commodity futures contracts was $126,420,419 for long positions and $(41,639,929) for short positions.

At January 31, 2015, the Fund had deposited $11,542,988 in a segregated account to cover margin requirements on open commodity futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015
By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2015